                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2016, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable
  Portfolio -- Loomis Sayles Growth Fund II -- Class 1, and formerly, Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1)

Columbia Funds Variable Series Trust II/1/:
Columbia Variable Portfolio -- Select International Equity Fund -- Class 2
  (formerly, Columbia Variable Portfolio -- International Opportunities Fund -- Class 2)

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2

/1/ Effective April 29, 2016, Columbia Variable Portfolio -- International
    Opportunities Fund -- Class 2, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, a Portfolio of the Columbia Funds Variable Series Trust II.

VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Core Value Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares (formerly, Goldman
  Sachs Money Market Fund -- Service Shares)

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2 (formerly, Wells Fargo Advantage VT
  Omega Growth Fund -- Class 2)

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2016, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions................................................  7

Fee Tables................................................. 10
   Examples................................................ 18

Synopsis................................................... 20

Condensed Financial Information............................ 24

The Company................................................ 24

Financial Condition of the Company......................... 24

The Separate Account....................................... 25
   The Portfolios.......................................... 25
   Subaccounts............................................. 27
   Voting Rights........................................... 35
   Asset Allocation Program................................ 36

The Guarantee Account...................................... 45

Charges and Other Deductions............................... 46
   Transaction Expenses.................................... 46
       Surrender Charge.................................... 46
       Exceptions to the Surrender Charge.................. 47
   Deductions from the Separate Account.................... 47
   Charges for the Living Benefit Rider Options............ 47
   Charges for the Death Benefit Rider Options............. 51
   Other Charges........................................... 52

The Contract............................................... 53
   Purchase of the Contract................................ 53
   Ownership............................................... 54
   Assignment.............................................. 54
   Purchase Payments....................................... 55
   Valuation Day and Valuation Period...................... 55
   Allocation of Purchase Payments......................... 55
   Valuation of Accumulation Units......................... 56

Transfers.................................................. 56
   Transfers Before the Annuity Commencement Date.......... 56
   Transfers from the Guarantee Account to the Subaccounts. 56
   Transfers from the Subaccounts to the Guarantee Account. 57
   Transfers Among the Subaccounts......................... 57
   Telephone/Internet Transactions......................... 58
   Confirmation of Transactions............................ 58
   Special Note on Reliability............................. 58
   Transfers by Third Parties.............................. 59
   Special Note on Frequent Transfers...................... 59
   Dollar Cost Averaging Program........................... 60
   Defined Dollar Cost Averaging Program................... 61
   Portfolio Rebalancing Program........................... 62
   Guarantee Account Interest Sweep Program................ 63

Surrenders and Partial Withdrawals........................................  63
   Surrenders and Partial Withdrawals.....................................  63
   Restrictions on Distributions from Certain Contracts...................  64
   Systematic Withdrawal Program..........................................  65
   Guaranteed Minimum Withdrawal Benefit Rider Options....................  66
       Lifetime Income Plus Solution......................................  66
       Lifetime Income Plus 2008..........................................  79
       Lifetime Income Plus 2007..........................................  92
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval)............................................. 100
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 107
       Guaranteed Withdrawal Advantage.................................... 113
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 117
   Annuity Cross Funding Program.......................................... 118

Death of Owner and/or Annuitant........................................... 119
   Distribution Provisions Upon Death of Owner or Joint Owner............. 119
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date.................................................... 120
   Basic Death Benefit.................................................... 120
   Annual Step-Up Death Benefit Rider Option.............................. 120
   5% Rollup Death Benefit Rider Option................................... 121
   Earnings Protector Death Benefit Rider Option.......................... 122
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 123
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 123
   How to Claim Proceeds and/or Death Benefit Payments.................... 123
   Distribution Rules..................................................... 126

Income Payments........................................................... 126
   Income Payments and the Annuity Commencement Date...................... 126
   Optional Payment Plans................................................. 128
   Variable Income Payments............................................... 129
   Transfers After the Annuity Commencement Date.......................... 129
   Guaranteed Income Advantage............................................ 130
   Payment Protection Rider Options....................................... 137
       Payment Optimizer Plus............................................. 137
       Principal Protection Advantage..................................... 147

Tax Matters............................................................... 153
   Introduction........................................................... 153
   Taxation of Non-Qualified Contracts.................................... 153
   Section 1035 Exchanges................................................. 156
   Qualified Retirement Plans............................................. 157
   Federal Income Tax Withholding......................................... 161
   State Income Tax Withholding........................................... 161
   Tax Status of the Company.............................................. 161
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 161
   Definition of Spouse Under Federal Law................................. 162
   Annuity Purchases by Residents of Puerto Rico.......................... 162
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....... 162
   Foreign Tax Credits.................................................... 162
   Changes in the Law..................................................... 162


Requesting Payments................................................... 162

Sale of the Contracts................................................. 163

Additional Information................................................ 164
   Owner Questions.................................................... 164
   Return Privilege................................................... 164
   State Regulation................................................... 164
   Evidence of Death, Age, Gender, Marital Status or Survival......... 165
   Records and Reports................................................ 165
   Other Information.................................................. 165
   Exemption to File Periodic Report.................................. 165
   Unclaimed Property................................................. 165
   Legal Proceedings.................................................. 165

Appendix A -- Examples of the Available Death Benefits................ A-1

Appendix B -- Condensed Financial Information......................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as
 payments partially withdrawn or surrendered)      Years Since We Received a Percentage of the
                                                   the Purchase Payment    Purchase Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/ (as a percentage of your Contract
 Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2015. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   1.78%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2015, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.26% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,171      $2,452      $3,680       $6,758

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $522       $1,818      $3,145       $6,614

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $639       $1,939      $3,272       $6,758

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,108      $2,231      $3,252       $5,539

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $522       $1,655      $2,772       $5,492

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $572       $1,704      $2,820       $5,539

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,064      $2,108      $3,059       $5,198

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $425       $1,472      $2,515       $5,100

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $525       $1,572      $2,615       $5,198

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for

Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                                                                                                   Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                    Investment Objective                 as applicable)
                         -------------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest total     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               return consistent with the Adviser's
                                                            determination of reasonable risk.
                         -------------------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE             Invesco V.I. American Franchise    To seek capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS          Fund -- Series I shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and income        Invesco Advisers, Inc.
                         Class II shares                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.           Invesco Advisers, Inc.
                         Series I shares
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital appreciation and    Invesco Advisers, Inc.
                         Fund -- Class II shares            current income.
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.           Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term total       American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that seeks to  Management, Inc.
INC.                                                        protect against U.S. inflation.
                         -------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.         Seeks capital appreciation, and        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Fund -- Class III Shares           secondarily, income.
                         -------------------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.    BlackRock Advisors, LLC
                         Fund -- Class III Shares
                         -------------------------------------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term growth of capital.     BlackRock Advisors, LLC
                         V.I. Fund -- Class III Shares
                         -------------------------------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         Variable Portfolio -- Loomis       The fund seeks long-term growth of
VARIABLE INSURANCE     Sayles Growth Fund -- Class 1      capital.
TRUST I                (formerly, Variable Portfolio --
                       Loomis Sayles Growth Fund II --
                       Class 1, and formerly, Columbia
                       Variable Portfolio -- Marsico
                       Growth Fund -- Class 1)
                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         Columbia Variable Portfolio --     The fund seeks to provide shareholders
VARIABLE SERIES        Select International Equity        with capital appreciation.
TRUST II/1/            Fund -- Class 2 (formerly,
                       Columbia Variable Portfolio --
                       International Opportunities
                       Fund -- Class 2)
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income.
SERIES                 Fund II -- Service Shares
                       -----------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       -----------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       -----------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       -----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
 Loomis, Sayles & Company, L.P.)




------------------------------------------------------------------------------
The fund seeks to provide shareholders    Columbia Management Investment
with capital appreciation.                Advisers, LLC (subadvised by
 Threadneedle International Limited)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income.                Federated Investment Management
 Company
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                    Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------



                    /1/ Effective April 29, 2016, Columbia Variable Portfolio
                        -- International Opportunities Fund -- Class 2, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, a Portfolio of the Columbia Funds Variable Series Trust II.


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Growth & Income                Seeks high total return through a
                    Portfolio -- Service Class 2       combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP Growth Opportunities           The fund seeks to provide capital
                    Portfolio -- Service Class 2       growth.




                    ------------------------------------------------------------------------------
                    VIP Investment Grade Bond          Seeks as high a level of current income
                    Portfolio -- Service Class 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                    Service Class 2

                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Mutual Shares VIP         Seeks capital appreciation, with
VARIABLE INSURANCE  Fund -- Class 2 Shares             income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                    Class 2 Shares                     normal market conditions the fund
                                                       invests predominantly in equity
                                                       securities of companies located
                                                       anywhere in the world, including
                                                       developing markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares






                    ------------------------------------------------------------------------------
                    Total Return Fund/1/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.
                    Shares
                    ------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
developing markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------




                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                             Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                 Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund -- Service        the extent consistent with     L.P.
                        Shares (formerly, Goldman Sachs     the preservation of capital
                        Money Market Fund -- Service        and the maintenance of
                        Shares)/1/                          liquidity by investing
                                                            exclusively in high quality
                                                            money market instruments.
                        -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Balanced Portfolio -- Service       Seeks long-term capital        Janus Capital Management LLC
                        Shares                              growth, consistent with
                                                            preservation of capital and
                                                            balanced by current income.
                        -----------------------------------------------------------------------------------------------------
                        Forty Portfolio -- Service Shares   A non-diversified              Janus Capital Management LLC
                                                            portfolio/2/ that seeks
                                                            long-term growth of capital.
                        -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --       The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares                objective is to seek total     Company
                                                            return.
                        -----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series -- Service  The fund's investment          Massachusetts Financial Services
                        Class Shares                        objective is to seek total     Company
                                                            return.
                        -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio -- Service   objective is to seek capital   Company
                        Class Shares                        appreciation.
                        -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                 The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS           Appreciation Fund/VA -- Service     appreciation.                  (subadvised by OppenheimerFunds,
                        Shares                                                             Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Conservative            The Fund seeks total return.   OFI Global Asset Management, Inc.
                        Balanced Fund/VA -- Service                                        (subadvised by OppenheimerFunds,
                        Shares                                                             Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --       The Fund seeks capital         OFI Global Asset Management, Inc.
                        Service Shares                      appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street             The Fund seeks capital         OFI Global Asset Management, Inc.
                        Fund/VA -- Service Shares           appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street Small       The Fund seeks capital         OFI Global Asset Management, Inc.
                        Cap Fund(R)/VA -- Service Shares    appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE          All Asset Portfolio -- Advisor      Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST         Class Shares                        consistent with preservation   Company LLC/Research Affiliates,
                                                            of real capital and prudent    LLC
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        High Yield Portfolio --             Seeks maximum total return,    Pacific Investment Management
                        Administrative Class Shares         consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        Long-Term U.S. Government           Seeks maximum total return,    Pacific Investment Management
                        Portfolio -- Administrative Class   consistent with preservation   Company LLC
                        Shares                              of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        Low Duration Portfolio --           Seeks maximum total return,    Pacific Investment Management
                        Administrative Class Shares         consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        Total Return Portfolio --           Seeks maximum total return,    Pacific Investment Management
                        Administrative Class Shares         consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                  as applicable)
                       ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II    Seeks long-term growth of capital.  Prudential Investments LLC
FUND                   Shares                                                                (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.  Prudential Investments LLC
                       Class II Shares                                                       (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --    Seeks long-term growth of capital.  Prudential Investments LLC
                       Class II Shares                                                       (subadvised by Allianz Global
                                                                                             Investors U.S. LLC)
                       ---------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth       The fund seeks long-term capital    Wells Fargo Funds Management,
TRUST                  Fund -- Class 2 (formerly, Wells  appreciation.                       LLC (subadvised by Wells Capital
                       Fargo Advantage VT Omega                                              Management Incorporated)
                       Growth Fund -- Class 2)
                       ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                         Adviser (and Sub-Adviser(s),
                        Subaccount Investing In            Investment Objective                 as applicable)
                        --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS      Portfolio -- Service Class 2   return with reduced risk over  Company (FMR) (subadvised by
FUND                                                   the long term by allocating    Fidelity Investments Money
                                                       its assets among stocks,       Management, Inc. (FIMM), FMR
                                                       bonds, and short-term          Co., Inc. (FMRC), Fidelity Research
                                                       instruments.                   & Analysis Company (FRAC),
                                                                                      Fidelity Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                      International Investment Advisors
                                                                                      (FIIA), Fidelity International
                                                                                      Investment Advisors (U.K.) Limited
                                                                                      (FIIA(U.K.)L), and Fidelity
                                                                                      Investments Japan Limited (FIJ))
                        --------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST         Fund -- Institutional Shares   appreciation.                  L.P.
                        --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares           objective is to seek capital   Company
                                                       appreciation.
                        --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective                 as applicable)
                       ------------------------------------------------------------------------------------------------------
AIM VARIABLE           Invesco V.I. Value Opportunities  Long-term growth of capital.   Invesco Advisers, Inc.
INSURANCE FUNDS/ /     Fund -- Series II shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                       ------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth V.I.   Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.     Fund -- Class III Shares          growth.
                       ------------------------------------------------------------------------------------------------------
GE INVESTMENTS         Income Fund -- Class 1 Shares     Seeks maximum income           GE Asset Management Incorporated
FUNDS, INC.                                              consistent with prudent
                                                         investment management and the
                                                         preservation of capital.
                       ------------------------------------------------------------------------------------------------------
                       Premier Growth Equity             Seeks long-term growth of      GE Asset Management Incorporated
                       Fund -- Class 1 Shares            capital and future income
                                                         rather than current income.
                       ------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/          Seeks growth of capital and    GE Asset Management Incorporated
                                                         accumulation of income that    (subadvised by SSgA Funds
                                                         corresponds to the investment  Management, Inc.)
                                                         return of the S&P 500(R)
                                                         Composite Stock Index.
                       ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive   Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                     LLC (subadvised by ClearBridge
                                                                                        Investments, LLC; Western Asset
                                                                                        Management Company manages the
                                                                                        portion of the fund's cash and short
                                                                                        term investments allocated to it)
                       ------------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap    Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I        capital. Current income is a   LLC (subadvised by ClearBridge
                                                         secondary objective.           Investments, LLC; Western Asset
                                                                                        Management Company manages the
                                                                                        portion of the fund's cash and short
                                                                                        term investments allocated to it)
                       ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust            The fund's investment          Massachusetts Financial Services
INSURANCE TRUST        Series -- Service Class Shares    objective is to seek capital   Company
                                                         appreciation.
                       ------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Discovery Mid Cap     The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Growth Fund/VA -- Service Shares  appreciation.                  (subadvised by OppenheimerFunds,
                                                                                        Inc.)
                       ------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/2/             Seeks to provide investment    Security Global Investors, known as
                                                         results that correspond to a   Guggenheim Investments
                                                         benchmark for
                                                         over-the-counter securities.
                                                         The portfolio's current
                                                         benchmark is the NASDAQ 100
                                                         Index(TM).
                       ------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                  as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds          Seeks capital appreciation, with      Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund  -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
PRODUCTS TRUST      Shares/1/                        normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     VIP Fund; Franklin Mutual Shares
                                                     VIP Fund; and Templeton Growth
                                                     VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --      Seeks to maximize income while        Franklin Advisers, Inc.
                    Class 2 Shares                   maintaining prospects for capital
                                                     appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities.
                    --------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to

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


an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

  Eaton Vance Variable Trust:
   VT Floating-Rate Income Fund

  GE Investments Funds, Inc.:
   Total Return Fund -- Class 1 Shares
   Total Return Fund -- Class 3 Shares

  PIMCO Variable Insurance Trust:
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares

  The Prudential Series Fund:
   Jennison Portfolio -- Class II
   Jennison 20/20 Portfolio -- Class II
   Natural Resources Portfolio -- Class II.

  Wells Fargo Variable Trust:
   Wells Fargo VT Omega Growth Fund -- Class 2 (formerly, Wells Fargo Advantage VT Omega Growth Fund -- Class 2)

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account

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


during 2015 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

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We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to

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


us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the

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asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus

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


Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, AssetMark's affiliates may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 8, 2016, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                       Portfolios            Model A Model B Model C Model D Model E
----------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   2%      3%      5%      6%      7%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      1%      3%      5%      8%     10%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     12%     18%     25%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2      1%      2%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                            1%      3%      4%      5%      5%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                    2%      3%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Select International
                              Equity Fund -- Class 2
                              (formerly, Columbia Variable
                              Portfolio -- International
                              Opportunities Fund -- Class 2)    2%      3%      4%      5%      6%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      3%      5%      6%      7%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value
                              Portfolio -- Class B              1%      3%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    2%      2%      2%      2%      2%
----------------------------------------------------------------------------------------------------

    Total % Equities                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          28%     18%     12%      6%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     29%     20%     15%      7%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     10%      9%      5%      0%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II       2%      2%      1%      1%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      7%      7%      5%      5%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      2%      1%      0%
----------------------------------------------------------------------------------------------------

    Total % Fixed Income                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
                              ----------------------------------------------------------------------------------------------
                              Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                                                 Specialty Asset Class                   Fixed Income Asset Class
     Core Asset Class (20% to 80%)                     (0% to 20%)                             (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio -- Class  AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 B                                        Class B                                  Portfolio -- Administrative Class
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Value Opportunities V.I. Fund  PIMCO VIT Total Return Portfolio --
Fidelity VIP Balanced Portfolio --        -- Class III Shares                      Administrative Class Shares
 Service Class 2                         Columbia Variable Portfolio -- Select
Fidelity VIP Contrafund(R) Portfolio --   International Equity Fund -- Class 2
 Service Class 2                          (formerly, Columbia Variable
Fidelity VIP Equity-Income Portfolio --   Portfolio -- International
 Service Class 2                          Opportunities Fund -- Class 2)
Fidelity VIP Growth & Income Portfolio   Eaton Vance VT Floating-Rate Income Fund
 -- Service Class 2                      Federated High Income Bond Fund II --
Franklin Templeton VIP Franklin Mutual    Service Shares
 Shares VIP Fund -- Class 2 Shares       Federated Kaufmann Fund II -- Service
Franklin Templeton VIP Templeton Growth   Shares
 VIP Fund -- Class 2 Shares              Fidelity VIP Dynamic Capital
GE Investments Funds Core Value Equity    Appreciation Portfolio -- Service
 Fund -- Class 1 Shares                   Class 2
GE Investments Funds Total Return Fund   Fidelity VIP Growth Portfolio --
 -- Class 3 Shares                        Service Class 2
GE Investments Funds U.S. Equity Fund    Fidelity VIP Growth Opportunities
 -- Class 1 Shares                        Portfolio -- Service Class 2
Invesco V.I. American Franchise Fund --  Fidelity VIP Mid Cap Portfolio --
 Series I shares                          Service Class 2
Invesco V.I. Comstock Fund -- Series II  Fidelity VIP Value Strategies Portfolio
 shares                                   -- Service Class 2
Invesco V.I. Core Equity Fund -- Series  GE Investments Funds Real Estate
 I shares                                 Securities Fund -- Class 1 Shares
Invesco V.I. Equity and Income Fund --   GE Investments Funds Small-Cap Equity
 Series II shares                         Fund -- Class 1 Shares
Invesco V.I. International Growth Fund   Janus Aspen Forty Portfolio -- Service
 -- Series II shares                      Shares
Janus Aspen Balanced Portfolio --        MFS(R) Utilities Series -- Service
 Service Shares                           Class Shares
MFS(R) Total Return Series -- Service    Oppenheimer Main Street Small Cap
 Class Shares                             Fund(R)/VA -- Service Shares
Oppenheimer Capital Appreciation         PIMCO VIT All Asset Portfolio --
 Fund/VA -- Service Shares                Advisor Class Shares
Oppenheimer Conservative Balanced        PIMCO VIT High Yield Portfolio --
 Fund/VA -- Service Shares                Administrative Class Shares
Oppenheimer Global Fund/VA -- Service    Prudential Jennison Portfolio -- Class
 Shares                                   II Shares
Oppenheimer Main Street Fund/VA --       Prudential Jennison 20/20 Focus
 Service Shares                           Portfolio -- Class II Shares
Variable Portfolio -- Loomis Sayles      Prudential Natural Resources Portfolio
 Growth Fund -- Class 1 (formerly,        -- Class II Shares
 Variable Portfolio -- Loomis Sayles     Wells Fargo VT Omega Growth Fund --
 Growth Fund II -- Class 1 and            Class 2 (formerly, Wells Fargo
 formerly, Columbia Variable Portfolio    Advantage VT Omega Growth Fund --
 -- Marsico Growth Fund -- Class 1)       Class 2)

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
       Single or Joint Annuitant Contract    1.25% of benefit base
--------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts,

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that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office

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receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an

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Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the

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end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

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   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

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Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

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We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used

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does not exceed the maximum number allowed under the contract). The Dollar Cost
Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other

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available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

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Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the

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Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

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If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the

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Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

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Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and
(ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death

Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     1.25% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     1.25% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     1.25% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation

Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                     Withdrawals
   Contract Value -    Taken -   Contract Value -                  Remaining
   Beginning of Year End of Year   End of Year    Protected Amount  Amount
   -------------------------------------------------------------------------
       $ 100,000       $7,000        $91,000      $       100,000  $ 93,000
          91,000        7,000         82,180                         86,000
          82,180        7,000         73,536                         79,000
          73,536        7,000         65,066                         72,000
          65,066        7,000         56,764                         65,000
          56,764        7,000         48,629                         58,000
          48,629        7,000         40,656                         51,000
          40,656        7,000         32,813                         44,000
          32,813        7,000         25,127                         37,000
          25,127        7,000         17,595                         30,000
          17,595        7,000         10,213                         23,000
          10,213        7,000          2,978                         16,000
           2,978        7,000             --                          9,000
              --        7,000             --                          2,000
              --        2,000             --                             --
                                                   Total Received  $100,000
   -------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                     Withdrawals
   Contract Value -    Taken -   Contract Value -                  Remaining
   Beginning of Year End of Year   End of Year    Protected Amount  Amount
   -------------------------------------------------------------------------
       $ 100,000            --       $98,000      $       100,000  $100,000
          98,000            --        96,040                        100,000
          96,040            --        94,119                        100,000
          94,119            --        92,237                        100,000
          92,237            --        90,392                        100,000
          90,392       $10,000        78,584                         90,000
          78,584        10,000        67,013                         80,000
          67,013        10,000        55,672                         70,000
          55,672        10,000        44,559                         60,000
          44,559        10,000        33,638                         50,000
          33,638        10,000        22,935                         40,000
          22,935        10,000        12,446                         30,000
          12,446        10,000         2,167                         20,000
           2,167        10,000            --                         10,000
              --        10,000            --                             --
                                                   Total Received  $100,000
   -------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

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Both contracts must have the same owner, joint owner if any, Annuitant, and
Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or

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joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

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The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase

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Payment Variable Deferred Annuity through an approved Annuity Cross Funding
Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from

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purchase payments made. For purposes of this rider, gain is calculated as (a)
plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

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   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum

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Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be

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made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We

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reserve the right to discontinue to allow the deferral of the Annuity
Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep

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your variable income payments level. We assume an effective annual rate of 3%.
This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus

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   2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer

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the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

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Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

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



The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

          The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                                                  Value of  Guaranteed
     Subaccounts            Value of   Value of GIS               GIS      Minimum
         at      Scheduled Subaccounts Subaccount at Scheduled Subaccount   Annual
      Beginning  Transfers  at End of    Beginning   Transfers at End of   Payment
Year   of Year     Made       Year        of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0     $9,600    $  9,858    $  970
  2     90,942     9,600      85,631        9,858      9,600      20,209     1,940
  3     85,631     9,600      80,054       20,209      9,600      31,078     2,910
  4     80,054     9,600      74,199       31,078      9,600      42,489     3,880
  5     74,199     9,600      68,051       42,489      9,600      54,472     4,850
  6     68,051     9,600      61,596       54,472      9,600      67,054     5,820
  7     61,596     9,600      54,817       67,054      9,600      80,264     6,790
  8     54,817     9,600      47,700       80,264      9,600      94,136     7,760
  9     47,700     9,600      40,227       94,136      9,600     108,701     8,730
 10     40,227     9,600      32,380      108,701      9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,502     $9,700   $ 9,700     $199
                  12     9,639      9,700     9,700      260
                  13     9,779      9,700     9,779      181
                  14     9,921      9,700     9,921        0
                  15    10,065      9,700    10,065        0
                  16    10,210      9,700    10,210        0
                  17    10,358      9,700    10,358        0
                  18    10,509      9,700    10,509        0
                  19    10,661      9,700    10,661        0
                  20    10,815      9,700    10,815        0
                 ----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                                                  Value of  Guaranteed
     Subaccounts            Value of   Value of GIS               GIS      Minimum
         at      Scheduled Subaccounts Subaccount at Scheduled Subaccount   Annual
      Beginning  Transfers  at End of    Beginning   Transfers at End of   Payment
Year   of Year     Made       Year        of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0     $96,000   $100,800    $9,700
  2          0          0       0         100,800           0    105,840     9,700
  3          0          0       0         105,840           0    111,132     9,700
  4          0          0       0         111,132           0    116,689     9,700
  5          0          0       0         116,689           0    122,523     9,700
  6          0          0       0         122,523           0    128,649     9,700
  7          0          0       0         128,649           0    135,082     9,700
  8          0          0       0         135,082           0    141,836     9,700
  9          0          0       0         141,836           0    148,928     9,700
 10          0          0       0         148,928           0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,983     $9,700   $11,983      $0
                  12    12,157      9,700    12,157       0
                  13    12,333      9,700    12,333       0
                  14    12,512      9,700    12,512       0
                  15    12,693      9,700    12,693       0
                  16    12,877      9,700    12,877       0
                  17    13,063      9,700    13,063       0
                  18    13,253      9,700    13,253       0
                  19    13,445      9,700    13,445       0
                  20    13,640      9,700    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

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All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The

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amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

          The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

          Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the

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difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

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Transfers:  When we perform Subaccount transfers after the Annuity Commencement
Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a

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     joint owner and Joint Annuitant or as a Joint Annuitant only, subject to
     Home Office approval.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

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This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                 Income Base, Less
                                                    Commutation
                                                   Charge, Less
          Annual Monthly Commutation Adjustment   Monthly Income   Commutation
  Annuity Income Income    Base -     Account -    Paid - End of     Value -
   Year   Amount  Paid   End of Year End of Year       Year        End of Year
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

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


Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

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       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

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All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

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   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income

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had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

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Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

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


Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

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Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

          The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract

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with terms and values that are substantially similar to those of this contract.
Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for

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     employees, and self-employed individuals to establish qualified plans
     ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

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The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

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Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

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Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program, and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payment due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2015, 2014 and 2013, $50.1 million, $52.9 million and $53.8 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2015, 2014 and 2013, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice) is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014, the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter, LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The National Association of Insurance Commissioners also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the departments a $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

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APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
         Date    Payment   Value     Gain   Benefit    Death Benefit
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.92            $14.35            16     2015
                                                                        13.08             13.92           465     2014
                                                                         9.51             13.08         3,328     2013
                                                                        10.00              9.51         4,811     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.67            $18.17           432     2015
                                                                        16.65             17.67           443     2014
                                                                        12.13             16.65           714     2013
                                                                        10.90             12.13           840     2012
                                                                        11.86             10.90           990     2011
                                                                        10.11             11.86         1,145     2010
                                                                         6.22             10.11         1,355     2009
                                                                        12.45              6.22         4,136     2008
                                                                        10.88             12.45         4,471     2007
                                                                        10.80             10.88         4,841     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.61            $16.21         5,988     2015
                                                                        16.44             17.61         8,793     2014
                                                                        12.35             16.44        15,950     2013
                                                                        10.58             12.35        19,633     2012
                                                                        11.01             10.58        23,876     2011
                                                                         9.70             11.01        36,197     2010
                                                                         7.69              9.70        47,796     2009
                                                                        12.21              7.69        60,356     2008
                                                                        12.74             12.21        59,253     2007
                                                                        11.18             12.74        65,788     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.68            $14.50            --     2015
                                                                        14.77             15.68            --     2014
                                                                        11.64             14.77         1,303     2013
                                                                        10.42             11.64         1,889     2012
                                                                        10.62             10.42         2,215     2011
                                                                         9.88             10.62         3,871     2010
                                                                         7.84              9.88         4,343     2009
                                                                        11.44              7.84         3,408     2008
                                                                        10.78             11.44         3,800     2007
                                                                        10.00             10.78         4,143     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $13.65            $13.05         8,900     2015
                                                                      12.79             13.65         8,918     2014
                                                                      10.43             12.79            --     2013
                                                                       9.46             10.43            --     2012
                                                                       9.76              9.46            --     2011
                                                                       8.88              9.76            --     2010
                                                                       7.38              8.88            --     2009
                                                                       9.73              7.38            --     2008
                                                                      10.00              9.73            --     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $17.47            $16.70           779     2015
                                                                      17.78             17.47         1,450     2014
                                                                      15.26             17.78         2,056     2013
                                                                      13.49             15.26         2,842     2012
                                                                      14.78             13.49         2,895     2011
                                                                      13.37             14.78         7,521     2010
                                                                      10.10             13.37         6,416     2009
                                                                      17.30             10.10        12,515     2008
                                                                      15.41             17.30         4,337     2007
                                                                      12.27             15.41         4,955     2006
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.79            $11.22         2,765     2015
                                                                      12.25             12.79         3,092     2014
                                                                       9.36             12.25         5,499     2013
                                                                       8.11              9.36         7,361     2012
                                                                       8.55              8.11         8,749     2011
                                                                       8.15              8.55        12,888     2010
                                                                       5.62              8.15        19,948     2009
                                                                      11.90              5.62        25,508     2008
                                                                      11.97             11.90        31,229     2007
                                                                      10.79             11.97        42,921     2006
--------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                   $11.71            $11.65            --     2015
                                                                      11.14             11.71            --     2014
                                                                       9.76             11.14            --     2013
                                                                       8.77              9.76            --     2012
                                                                       9.22              8.77            --     2011
                                                                       8.52              9.22            --     2010
                                                                       6.97              8.52            --     2009
                                                                      10.18              6.97            --     2008
                                                                      10.00             10.18            --     2007
--------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                     $11.79            $11.88         2,488     2015
                                                                      11.47             11.79         3,430     2014
                                                                       9.50             11.47         2,824     2013
                                                                       8.55              9.50         3,731     2012
                                                                      11.37              8.55         4,093     2011
                                                                       9.77             11.37         4,968     2010
                                                                       6.50              9.77         3,910     2009
                                                                      12.61              6.50         4,205     2008
                                                                      10.72             12.61         4,455     2007
                                                                      10.07             10.72         3,031     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B           $16.47            $16.39         1,750     2015
                                                       15.35             16.47         2,843     2014
                                                       11.62             15.35         2,157     2013
                                                       10.10             11.62         2,735     2012
                                                        9.70             10.10         6,775     2011
                                                        8.76              9.70        13,546     2010
                                                        7.42              8.76        23,200     2009
                                                       12.74              7.42        27,560     2008
                                                       12.38             12.74        31,674     2007
                                                       10.78             12.38        43,771     2006
-----------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B         $10.05            $10.10         3,531     2015
                                                       10.94             10.05         4,113     2014
                                                        9.08             10.94         3,417     2013
                                                        8.10              9.08         5,462     2012
                                                       10.25              8.10         4,361     2011
                                                       10.01             10.25        11,521     2010
                                                        7.59             10.01        14,114     2009
                                                       16.56              7.59        22,719     2008
                                                       15.98             16.56         8,360     2007
                                                       12.05             15.98        10,675     2006
-----------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B            $17.68            $19.23            --     2015
                                                       15.82             17.68            --     2014
                                                       11.76             15.82            --     2013
                                                       10.27             11.76            --     2012
                                                       10.87             10.27            --     2011
                                                       10.09             10.87            --     2010
                                                        7.49             10.09         5,639     2009
                                                       12.69              7.49         1,234     2008
                                                       11.38             12.69         1,272     2007
                                                       11.67             11.38         1,343     2006
-----------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B            $16.48            $15.92            --     2015
                                                       17.14             16.48            --     2014
                                                       12.02             17.14           666     2013
                                                       10.67             12.02           944     2012
                                                       10.43             10.67         1,259     2011
                                                        7.78             10.43         1,589     2010
                                                        5.61              7.78            --     2009
                                                       10.52              5.61            --     2008
                                                        9.43             10.52            --     2007
                                                       10.00              9.43            --     2006
-----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II            $12.08            $11.56         1,933     2015
                                                       11.92             12.08         2,039     2014
                                                       13.27             11.92         2,466     2013
                                                       12.59             13.27         3,491     2012
                                                       11.47             12.59         5,459     2011
                                                       11.12             11.47         6,710     2010
                                                       10.28             11.12         1,292     2009
                                                       10.65             10.28         2,803     2008
                                                        9.91             10.65            --     2007
                                                        9.93              9.91            --     2006
-----------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        $17.69            $16.29          4,260    2015
                                                                              16.44             17.69          4,336    2014
                                                                              12.17             16.44          3,405    2013
                                                                              10.89             12.17          3,871    2012
                                                                              11.42             10.89          5,494    2011
                                                                              10.34             11.42          6,539    2010
                                                                               8.05             10.34         11,748    2009
                                                                              13.00              8.05         13,280    2008
                                                                              13.04             13.00         18,445    2007
                                                                              10.93             13.04         17,917    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $16.70            $16.23            939    2015
                                                                              16.69             16.70         10,162    2014
                                                                              14.87             16.69         11,840    2013
                                                                              13.77             14.87         13,649    2012
                                                                              14.56             13.77         26,800    2011
                                                                              13.52             14.56         29,995    2010
                                                                              11.39             13.52          2,743    2009
                                                                              14.45             11.39          4,895    2008
                                                                              12.61             14.45             --    2007
                                                                              11.04             12.61             --    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $17.67            $17.78             69    2015
                                                                              15.80             17.67             85    2014
                                                                              12.05             15.80            101    2013
                                                                              10.69             12.05            118    2012
                                                                              10.65             10.69            146    2011
                                                                               9.42             10.65            662    2010
                                                                               7.58              9.42          1,871    2009
                                                                              13.07              7.58          1,988    2008
                                                                              12.33             13.07          2,017    2007
                                                                              11.75             12.33          2,040    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $18.35            $16.79             --    2015
                                                                              17.80             18.35             --    2014
                                                                              12.76             17.80          1,731    2013
                                                                              11.48             12.76          2,518    2012
                                                                              12.01             11.48          3,249    2011
                                                                               9.53             12.01          5,177    2010
                                                                               7.59              9.53          4,821    2009
                                                                              12.93              7.59          7,125    2008
                                                                              13.32             12.93          7,333    2007
                                                                              12.09             13.32          9,189    2006
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund --
   Class 2                                                                   $14.28            $14.01         11,587    2015
                                                                              15.33             14.28         15,570    2014
                                                                              12.97             15.33         15,298    2013
                                                                              11.24             12.97         19,069    2012
                                                                              13.66             11.24         22,884    2011
                                                                              12.24             13.66         36,530    2010
                                                                               9.04             12.24         51,012    2009
                                                                              17.87              9.04         67,223    2008
                                                                              15.22             17.87         73,565    2007
                                                                              12.58             15.22        107,805    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1         $18.42            $18.47         8,459     2015
                                                                         17.15             18.42        12,200     2014
                                                                         12.88             17.15        16,335     2013
                                                                         11.69             12.88        18,927     2012
                                                                         12.24             11.69        21,969     2011
                                                                         10.26             12.24        29,874     2010
                                                                          8.25             10.26        44,344     2009
                                                                         13.88              8.25        49,017     2008
                                                                         12.04             13.88        58,223     2007
                                                                         11.56             12.04        79,657     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.27            $11.92        18,077     2015
                                                                         12.43             12.27        27,909     2014
                                                                         12.20             12.43        29,534     2013
                                                                         11.58             12.20        35,681     2012
                                                                         11.50             11.58        41,599     2011
                                                                         10.74             11.50        38,631     2010
                                                                          7.58             10.74        34,470     2009
                                                                         10.60              7.58        51,873     2008
                                                                         10.63             10.60        65,059     2007
                                                                         10.27             10.63        76,501     2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $17.55            $16.76         5,523     2015
                                                                         17.46             17.55         6,462     2014
                                                                         16.67             17.46         5,657     2013
                                                                         14.86             16.67         6,617     2012
                                                                         14.43             14.86         8,367     2011
                                                                         12.85             14.43        10,382     2010
                                                                          8.59             12.85        11,816     2009
                                                                         11.84              8.59        17,366     2008
                                                                         11.69             11.84        21,822     2007
                                                                         10.77             11.69        25,928     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.73            $19.51         3,098     2015
                                                                         17.44             18.73        10,254     2014
                                                                         12.72             17.44        14,698     2013
                                                                         11.08             12.72        18,118     2012
                                                                         13.04             11.08        22,191     2011
                                                                         11.29             13.04        27,315     2010
                                                                          8.91             11.29        39,814     2009
                                                                         15.62              8.91        52,027     2008
                                                                         13.20             15.62        57,723     2007
                                                                         11.73             13.20        92,558     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.21            $14.92         1,326     2015
                                                                         14.68             15.21         1,705     2014
                                                                         12.97             14.68         2,171     2013
                                                                         11.77             12.97         2,546     2012
                                                                         12.34             11.77         3,006     2011
                                                                         11.03             12.34         9,075     2010
                                                                          8.73             11.03         9,324     2009
                                                                         12.51              8.73         8,893     2008
                                                                         11.07             12.51         8,866     2007
                                                                         10.53             11.07        10,466     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.14            $14.91          7,991    2015
                                                                         14.02             15.14          8,007    2014
                                                                         11.97             14.02             --    2013
                                                                         10.63             11.97             --    2012
                                                                         11.26             10.63             --    2011
                                                                          9.74             11.26             --    2010
                                                                          7.17              9.74             --    2009
                                                                         11.10              7.17             --    2008
                                                                         10.40             11.10             --    2007
                                                                         10.00             10.40             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.78            $20.48         53,871    2015
                                                                         18.96             20.78         63,117    2014
                                                                         14.75             18.96         64,316    2013
                                                                         12.94             14.75         72,280    2012
                                                                         13.56             12.94         82,195    2011
                                                                         11.82             13.56        102,039    2010
                                                                          8.89             11.82        130,530    2009
                                                                         15.80              8.89        167,473    2008
                                                                         13.72             15.80        185,162    2007
                                                                         12.55             13.72        204,675    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $19.59            $19.42             --    2015
                                                                         18.04             19.59            788    2014
                                                                         13.29             18.04            960    2013
                                                                         11.08             13.29          1,442    2012
                                                                         11.61             11.08          1,942    2011
                                                                         10.02             11.61          3,278    2010
                                                                          7.52             10.02          3,771    2009
                                                                         13.06              7.52          5,265    2008
                                                                         12.47             13.06          6,624    2007
                                                                         11.16             12.47         10,854    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.69            $14.74          9,906    2015
                                                                         14.73             15.69         12,333    2014
                                                                         11.74             14.73          9,885    2013
                                                                         10.22             11.74         13,316    2012
                                                                         10.35             10.22         14,437    2011
                                                                          9.17             10.35         22,087    2010
                                                                          7.19              9.17         38,744    2009
                                                                         12.82              7.19         52,043    2008
                                                                         12.90             12.82         64,569    2007
                                                                         10.96             12.90         75,883    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.90            $16.16          2,855    2015
                                                                         15.62             16.90          2,949    2014
                                                                         11.94             15.62          1,085    2013
                                                                         10.29             11.94          1,437    2012
                                                                         10.34             10.29          1,489    2011
                                                                          9.20             10.34          2,271    2010
                                                                          7.38              9.20          3,619    2009
                                                                         12.94              7.38          3,907    2008
                                                                         11.79             12.94          4,093    2007
                                                                         10.64             11.79         38,075    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.86            $16.39          1,657    2015
                                                                         14.43             15.86            965    2014
                                                                         10.69             14.43            676    2013
                                                                         10.00             10.69          1,268    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $16.34            $17.14             --    2015
                                                                         14.99             16.34          1,092    2014
                                                                         11.23             14.99          2,731    2013
                                                                         10.00             11.23          3,057    2012
                                                                         10.19             10.00          3,444    2011
                                                                          8.39             10.19          7,321    2010
                                                                          6.68              8.39          8,112    2009
                                                                         12.91              6.68          9,133    2008
                                                                         10.39             12.91          9,935    2007
                                                                          9.93             10.39          8,668    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.40            $12.07          3,088    2015
                                                                         11.97             12.40          3,247    2014
                                                                         12.45             11.97             --    2013
                                                                         12.01             12.45             --    2012
                                                                         11.43             12.01             --    2011
                                                                         10.83             11.43          2,872    2010
                                                                          9.56             10.83          4,259    2009
                                                                         10.09              9.56          8,220    2008
                                                                         10.00             10.09             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $23.51            $22.70          6,427    2015
                                                                         22.59             23.51         13,167    2014
                                                                         16.94             22.59         18,374    2013
                                                                         15.06             16.94         23,662    2012
                                                                         17.22             15.06         30,211    2011
                                                                         13.64             17.22         49,145    2010
                                                                          9.95             13.64         64,573    2009
                                                                         16.78              9.95         86,250    2008
                                                                         14.82             16.78         97,688    2007
                                                                         13.44             14.82        129,585    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.12            $17.21          2,001    2015
                                                                         17.33             18.12          2,556    2014
                                                                         13.56             17.33          2,158    2013
                                                                         10.87             13.56          3,477    2012
                                                                         12.18             10.87          4,329    2011
                                                                          9.82             12.18          5,214    2010
                                                                          6.37              9.82          4,765    2009
                                                                         13.32              6.37          5,614    2008
                                                                         12.87             13.32         11,200    2007
                                                                         11.30             12.87         12,410    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.57            $10.65             --    2015
                                                                         11.46             11.57             --    2014
                                                                          9.43             11.46             --    2013
                                                                          8.33              9.43             --    2012
                                                                          8.62              8.33             --    2011
                                                                          7.97              8.62             --    2010
                                                                          6.23              7.97             --    2009
                                                                          9.90              6.23             --    2008
                                                                         10.00              9.90             --    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $15.90            $14.51         1,206     2015
                                                             15.49             15.90         2,206     2014
                                                             13.85             15.49         2,747     2013
                                                             12.52             13.85         3,327     2012
                                                             12.46             12.52         4,082     2011
                                                             11.27             12.46        20,174     2010
                                                              8.47             11.27        19,857     2009
                                                             12.27              8.47        50,094     2008
                                                             12.05             12.27        61,006     2007
                                                             10.38             12.05        21,811     2006
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $16.51            $15.41            --     2015
                                                             15.71             16.51         1,548     2014
                                                             12.48             15.71         3,421     2013
                                                             11.13             12.48         4,884     2012
                                                             11.45             11.13         5,952     2011
                                                             10.50             11.45        15,610     2010
                                                              8.48             10.50        14,829     2009
                                                             13.74              8.48        16,745     2008
                                                             13.53             13.74        17,640     2007
                                                             11.65             13.53         3,453     2006
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.30            $10.37            --     2015
                                                             11.84             11.30            --     2014
                                                              9.22             11.84            --     2013
                                                              7.76              9.22            --     2012
                                                              8.50              7.76            --     2011
                                                              8.07              8.50         8,275     2010
                                                              6.27              8.07        13,144     2009
                                                             11.07              6.27        14,887     2008
                                                             11.03             11.07        16,356     2007
                                                             10.00             11.03            --     2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $18.26            $17.10         1,530     2015
                                                             16.68             18.26         2,152     2014
                                                             12.77             16.68         8,495     2013
                                                             11.47             12.77        10,830     2012
                                                             11.88             11.47        12,479     2011
                                                             10.85             11.88        15,955     2010
                                                              8.81             10.85        21,650     2009
                                                             13.39              8.81        31,660     2008
                                                             12.39             13.39        34,091     2007
                                                             10.71             12.39        35,973     2006
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $12.03            $11.76         9,464     2015
                                                             11.66             12.03         9,980     2014
                                                             12.04             11.66         4,239     2013
                                                             11.61             12.04         6,476     2012
                                                             11.03             11.61         8,427     2011
                                                             10.45             11.03        12,133     2010
                                                              9.87             10.45        20,177     2009
                                                             10.60              9.87        26,213     2008
                                                             10.30             10.60        33,861     2007
                                                             10.05             10.30        49,896     2006
-----------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.21            $18.46           2,881   2015
                                                         16.27             18.21           3,329   2014
                                                         12.29             16.27           6,716   2013
                                                         10.36             12.29           8,782   2012
                                                         10.50             10.36          12,000   2011
                                                          9.59             10.50          22,097   2010
                                                          7.04              9.59          25,327   2009
                                                         11.32              7.04          32,103   2008
                                                         10.95             11.32          40,849   2007
                                                         10.23             10.95          45,642   2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $25.37            $26.03           7,428   2015
                                                         19.59             25.37          11,457   2014
                                                         19.46             19.59          11,137   2013
                                                         16.97             19.46          14,267   2012
                                                         15.74             16.97          17,676   2011
                                                         12.44             15.74          23,328   2010
                                                          9.33             12.44          25,822   2009
                                                         14.87              9.33          30,365   2008
                                                         17.79             14.87          41,394   2007
                                                         13.63             17.79          45,966   2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $17.59            $17.45          15,130   2015
                                                         15.82             17.59          15,691   2014
                                                         12.22             15.82          14,408   2013
                                                         10.76             12.22          18,380   2012
                                                         10.78             10.76          22,470   2011
                                                          9.56             10.78          30,600   2010
                                                          7.71              9.56          45,974   2009
                                                         12.55              7.71          58,016   2008
                                                         12.17             12.55          60,708   2007
                                                         10.74             12.17          70,664   2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $19.88            $18.71           6,796   2015
                                                         19.52             19.88           9,776   2014
                                                         14.53             19.52          11,434   2013
                                                         12.92             14.53          16,150   2012
                                                         12.76             12.92          25,707   2011
                                                         10.20             12.76          31,016   2010
                                                          7.94             10.20          41,396   2009
                                                         12.96              7.94          54,246   2008
                                                         12.90             12.96          70,819   2007
                                                         11.60             12.90          78,900   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $14.05            $13.64       1,134,134   2015
                                                         13.59             14.05       1,276,303   2014
                                                         12.05             13.59       2,332,009   2013
                                                         10.91             12.05       2,425,614   2012
                                                         11.44             10.91       2,492,763   2011
                                                         10.63             11.44       2,840,605   2010
                                                          8.97             10.63       3,072,188   2009
                                                         12.92              8.97       2,986,860   2008
                                                         11.79             12.92       2,936,997   2007
                                                         10.56             11.79       3,046,922   2006
-------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                              $12.42            $12.02           875     2015
                                                                    12.04             12.42           877     2014
                                                                    10.70             12.04           879     2013
                                                                     9.71             10.70           882     2012
                                                                    10.21              9.71           885     2011
                                                                     9.51             10.21           888     2010
                                                                     8.04              9.51           891     2009
                                                                    11.60              8.04           895     2008
                                                                    10.59             11.60           897     2007
                                                                    10.00             10.59            --     2006
------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               $17.41            $16.70         3,042     2015
                                                                    15.73             17.41         4,274     2014
                                                                    11.97             15.73         4,950     2013
                                                                    10.53             11.97         5,701     2012
                                                                    11.05             10.53        13,021     2011
                                                                    10.21             11.05        20,146     2010
                                                                     7.90             10.21        21,285     2009
                                                                    12.59              7.90        26,875     2008
                                                                    11.88             12.59        36,260     2007
                                                                    10.42             11.88        40,678     2006
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares         $20.19            $17.98         1,148     2015
                                                                    18.11             20.19         1,197     2014
                                                                    13.88             18.11         1,338     2013
                                                                    11.94             13.88         2,021     2012
                                                                    12.99             11.94         2,219     2011
                                                                    10.59             12.99         2,905     2010
                                                                     8.10             10.59         1,433     2009
                                                                    13.12              8.10         1,665     2008
                                                                    12.95             13.12         3,178     2007
                                                                    11.36             12.95         3,754     2006
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                $ 9.56            $ 9.39        28,464     2015
                                                                     9.74              9.56        16,347     2014
                                                                     9.92              9.74        17,114     2013
                                                                    10.00              9.92        22,081     2012
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             $19.29            $19.01        18,205     2015
                                                                    18.16             19.29        19,871     2014
                                                                    15.44             18.16        15,511     2013
                                                                    13.88             15.44        17,936     2012
                                                                    13.95             13.88        39,347     2011
                                                                    13.14             13.95        20,168     2010
                                                                    10.66             13.14        21,150     2009
                                                                    12.94             10.66        26,300     2008
                                                                    11.96             12.94        32,263     2007
                                                                    11.03             11.96        39,973     2006
------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                $22.17            $24.36         1,563     2015
                                                                    20.83             22.17         1,631     2014
                                                                    16.21             20.83           966     2013
                                                                    13.34             16.21         1,491     2012
                                                                    14.60             13.34         1,627     2011
                                                                    13.97             14.60         3,794     2010
                                                                     9.75             13.97         4,028     2009
                                                                    17.83              9.75         6,975     2008
                                                                    13.30             17.83         1,524     2007
                                                                    12.42             13.30         1,675     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $18.55            $16.61         1,642     2015
                                                                        21.50             18.55         2,249     2014
                                                                        19.17             21.50         2,435     2013
                                                                        17.26             19.17         3,050     2012
                                                                        25.99             17.26         3,340     2011
                                                                        21.18             25.99         3,632     2010
                                                                        12.05             21.18         4,277     2009
                                                                        25.70             12.05         6,261     2008
                                                                        20.46             25.70         6,668     2007
                                                                        14.21             20.46         7,794     2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.57            $20.76           979     2015
                                                                        18.30             21.57         1,946     2014
                                                                        12.65             18.30         2,262     2013
                                                                        10.88             12.65         2,993     2012
                                                                        10.85             10.88         3,882     2011
                                                                         8.87             10.85         5,295     2010
                                                                         6.73              8.87         6,235     2009
                                                                        11.54              6.73         9,547     2008
                                                                        11.72             11.54        12,043     2007
                                                                        10.78             11.72        14,077     2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.72            $12.86            --     2015
                                                                        12.31             13.72            --     2014
                                                                         9.98             12.31            --     2013
                                                                         8.92              9.98            --     2012
                                                                         8.43              8.92            --     2011
                                                                         7.66              8.43            --     2010
                                                                         6.37              7.66            --     2009
                                                                         9.97              6.37            --     2008
                                                                        10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.46            53     2015
                                                                        10.00              9.92            66     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.50            $18.15         3,455     2015
                                                                        17.02             18.50         3,462     2014
                                                                        13.16             17.02         3,470     2013
                                                                        11.29             13.16         3,478     2012
                                                                        11.78             11.29         4,874     2011
                                                                        10.83             11.78         4,987     2010
                                                                         8.72             10.83         2,497     2009
                                                                        13.31              8.72         2,641     2008
                                                                        12.32             13.31         2,767     2007
                                                                        11.14             12.32         2,882     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $18.49            $17.76         2,769     2015
                                                                        20.36             18.49         3,529     2014
                                                                        14.69             20.36         3,261     2013
                                                                        12.38             14.69         4,006     2012
                                                                        14.09             12.38         4,382     2011
                                                                        10.56             14.09         6,129     2010
                                                                         6.61             10.56         9,528     2009
                                                                        11.13              6.61        14,654     2008
                                                                        11.09             11.13        17,789     2007
                                                                        10.00             11.09        19,786     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $15.21            $14.84           997     2015
                                                                                  14.31             15.21         1,985     2014
                                                                                  12.28             14.31         8,717     2013
                                                                                  11.28             12.28         8,809     2012
                                                                                  11.31             11.28        10,678     2011
                                                                                  10.51             11.31        12,296     2010
                                                                                   9.10             10.51        13,488     2009
                                                                                  11.94              9.10        14,016     2008
                                                                                  11.70             11.94        10,391     2007
                                                                                  10.68             11.70        10,233     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $29.81            $24.94            --     2015
                                                                                  27.00             29.81         1,140     2014
                                                                                  22.89             27.00         1,214     2013
                                                                                  20.60             22.89         1,918     2012
                                                                                  19.70             20.60         2,774     2011
                                                                                  17.68             19.70         4,979     2010
                                                                                  13.56             17.68         9,969     2009
                                                                                  22.22             13.56        11,682     2008
                                                                                  17.75             22.22        15,259     2007
                                                                                  13.81             17.75        18,620     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.70         1,600     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $15.51            $15.72         4,699     2015
                                                                                  13.73             15.51         4,792     2014
                                                                                  10.81             13.73         3,865     2013
                                                                                   9.68             10.81         4,670     2012
                                                                                  10.00              9.68         7,716     2011
                                                                                   9.33             10.00        10,163     2010
                                                                                   6.59              9.33        17,651     2009
                                                                                  12.37              6.59        26,636     2008
                                                                                  11.07             12.37        43,681     2007
                                                                                  10.47             11.07        47,798     2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $11.42            $11.27         2,684     2015
                                                                                  10.77             11.42         4,500     2014
                                                                                   9.72             10.77         4,707     2013
                                                                                   8.84              9.72         4,830     2012
                                                                                   8.97              8.84         5,256     2011
                                                                                   8.11              8.97         7,653     2010
                                                                                   6.80              8.11         9,815     2009
                                                                                  12.28              6.80        11,807     2008
                                                                                  12.09             12.28        18,653     2007
                                                                                  11.11             12.09        18,570     2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $16.23            $16.95            30     2015
                                                                                  15.67             16.23            87     2014
                                                                                  11.77             15.67           222     2013
                                                                                  10.33             11.77         1,070     2012
                                                                                  10.43             10.33         1,295     2011
                                                                                   8.36             10.43         3,051     2010
                                                                                   6.44              8.36         1,907     2009
                                                                                  12.92              6.44         4,200     2008
                                                                                  12.42             12.92         4,774     2007
                                                                                  12.32             12.42         6,546     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.99            $18.30          6,978    2015
                                                                          17.96             17.99          9,346    2014
                                                                          14.41             17.96         13,965    2013
                                                                          12.14             14.41         16,647    2012
                                                                          13.52             12.14         27,342    2011
                                                                          11.90             13.52         40,273    2010
                                                                           8.70             11.90         55,877    2009
                                                                          14.86              8.70         73,501    2008
                                                                          14.27             14.86         89,309    2007
                                                                          12.39             14.27        114,530    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.64            $16.84          6,665    2015
                                                                          15.36             16.64          6,787    2014
                                                                          11.90             15.36          6,856    2013
                                                                          10.40             11.90          8,260    2012
                                                                          10.63             10.40         10,422    2011
                                                                           9.35             10.63         13,048    2010
                                                                           7.44              9.35         15,312    2009
                                                                          12.36              7.44         24,327    2008
                                                                          12.09             12.36         22,358    2007
                                                                          10.73             12.09         26,070    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $21.38            $19.71          4,910    2015
                                                                          19.51             21.38          6,360    2014
                                                                          14.14             19.51          8,440    2013
                                                                          12.24             14.14         10,069    2012
                                                                          12.78             12.24         12,419    2011
                                                                          10.58             12.78         14,891    2010
                                                                           7.87             10.58         20,752    2009
                                                                          12.94              7.87         26,535    2008
                                                                          13.37             12.94         35,737    2007
                                                                          11.88             13.37         41,048    2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.48            $12.02              2    2015
                                                                          13.68             13.48            229    2014
                                                                          13.92             13.68          3,078    2013
                                                                          12.35             13.92          4,548    2012
                                                                          12.35             12.35          7,359    2011
                                                                          11.13             12.35         10,368    2010
                                                                           9.34             11.13          1,537    2009
                                                                          11.32              9.34          2,000    2008
                                                                          10.66             11.32          2,643    2007
                                                                          10.39             10.66          2,786    2006
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.52            $15.94          4,232    2015
                                                                          16.28             16.52          5,824    2014
                                                                          15.69             16.28          6,716    2013
                                                                          13.99             15.69          8,284    2012
                                                                          13.79             13.99         14,466    2011
                                                                          12.27             13.79         21,548    2010
                                                                           8.92             12.27         28,727    2009
                                                                          11.87              8.92         38,237    2008
                                                                          11.69             11.87         44,822    2007
                                                                          10.92             11.69         65,588    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.97            $17.39          1,985    2015
                                                                              14.76             17.97          2,038    2014
                                                                              17.28             14.76          2,236    2013
                                                                              16.86             17.28          2,470    2012
                                                                              13.43             16.86          2,744    2011
                                                                              12.26             13.43          5,544    2010
                                                                              13.07             12.26          7,176    2009
                                                                              11.35             13.07         11,129    2008
                                                                              10.54             11.35          4,280    2007
                                                                              10.61             10.54          4,561    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.04            $11.85          4,655    2015
                                                                              12.16             12.04          5,514    2014
                                                                              12.41             12.16            863    2013
                                                                              11.94             12.41          1,225    2012
                                                                              12.04             11.94          5,008    2011
                                                                              11.65             12.04         22,212    2010
                                                                              10.47             11.65         49,186    2009
                                                                              10.71             10.47         56,327    2008
                                                                              10.17             10.71          6,621    2007
                                                                               9.96             10.17          2,181    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.65            $14.44         16,554    2015
                                                                              14.31             14.65         17,966    2014
                                                                              14.87             14.31         27,577    2013
                                                                              13.83             14.87         33,254    2012
                                                                              13.60             13.83         52,975    2011
                                                                              12.82             13.60         61,041    2010
                                                                              11.45             12.82         94,167    2009
                                                                              11.13             11.45        112,426    2008
                                                                              10.43             11.13        160,237    2007
                                                                              10.23             10.43        186,719    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.53            $21.33          3,180    2015
                                                                              19.61             20.53          3,228    2014
                                                                              15.44             19.61          3,295    2013
                                                                              14.22             15.44          3,322    2012
                                                                              15.18             14.22          4,055    2011
                                                                              14.40             15.18          9,950    2010
                                                                               9.32             14.40          9,630    2009
                                                                              15.67              9.32         12,694    2008
                                                                              14.50             15.67          9,806    2007
                                                                              13.01             14.50         11,001    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $19.09            $20.81             --    2015
                                                                              17.75             19.09             --    2014
                                                                              13.19             17.75             --    2013
                                                                              11.61             13.19            222    2012
                                                                              11.84             11.61            249    2011
                                                                              10.83             11.84            257    2010
                                                                               7.74             10.83            264    2009
                                                                              12.62              7.74            296    2008
                                                                              11.53             12.62            322    2007
                                                                              11.59             11.53            302    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $16.34            $11.41           435     2015
                                                          20.76             16.34           430     2014
                                                          19.27             20.76           241     2013
                                                          20.22             19.27           269     2012
                                                          25.55             20.22           592     2011
                                                          20.42             25.55         1,765     2010
                                                          11.79             20.42         2,421     2009
                                                          25.67             11.79         2,784     2008
                                                          17.71             25.67         1,994     2007
                                                          14.82             17.71         2,579     2006
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $21.70            $23.05         1,032     2015
                                                          18.82             21.70         1,062     2014
                                                          14.24             18.82         1,120     2013
                                                          12.43             14.24         1,126     2012
                                                          12.39             12.43         1,890     2011
                                                          10.66             12.39         2,876     2010
                                                           7.14             10.66         3,101     2009
                                                          12.53              7.14         5,675     2008
                                                          10.84             12.53         6,430     2007
                                                          10.44             10.84         6,977     2006
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $19.29            $19.19            --     2015
                                                          18.93             19.29            --     2014
                                                          13.79             18.93         1,331     2013
                                                          11.67             13.79         1,618     2012
                                                          12.58             11.67         2,525     2011
                                                          10.00             12.58         3,093     2010
--------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.44            $18.94           272     2015
                                                                        17.39             18.44           284     2014
                                                                        12.68             17.39           296     2013
                                                                        11.41             12.68           310     2012
                                                                        12.43             11.41           326     2011
                                                                        10.60             12.43           343     2010
                                                                         6.53             10.60           362     2009
                                                                        13.08              6.53           510     2008
                                                                        11.44             13.08           688     2007
                                                                        11.37             11.44           734     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.40            $15.09           227     2015
                                                                        15.33             16.40         1,251     2014
                                                                        11.53             15.33         1,797     2013
                                                                         9.89             11.53         2,395     2012
                                                                        10.30              9.89         5,656     2011
                                                                         9.08             10.30         8,387     2010
                                                                         7.21              9.08         8,957     2009
                                                                        11.46              7.21        13,945     2008
                                                                        11.97             11.46        18,382     2007
                                                                        10.52             11.97        15,549     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.54            $14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65            --     2013
                                                                        10.36             11.56            --     2012
                                                                        10.57             10.36            --     2011
                                                                         9.84             10.57            --     2010
                                                                         7.82              9.84            --     2009
                                                                        11.42              7.82            --     2008
                                                                        10.77             11.42            --     2007
                                                                        10.00             10.77            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.54            $12.94            --     2015
                                                                        12.70             13.54            --     2014
                                                                        10.37             12.70            --     2013
                                                                         9.41             10.37            --     2012
                                                                         9.73              9.41            --     2011
                                                                         8.85              9.73            --     2010
                                                                         7.37              8.85            --     2009
                                                                         9.72              7.37            --     2008
                                                                        10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.77            $16.02         2,738     2015
                                                                      17.09             16.77         3,390     2014
                                                                      14.68             17.09         3,534     2013
                                                                      12.99             14.68         4,063     2012
                                                                      14.25             12.99         4,904     2011
                                                                      12.90             14.25         5,762     2010
                                                                       9.76             12.90         5,803     2009
                                                                      16.73              9.76         4,852     2008
                                                                      14.91             16.73         5,733     2007
                                                                      11.89             14.91         6,716     2006
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.71            $11.14           959     2015
                                                                      12.19             12.71         1,076     2014
                                                                       9.33             12.19         1,226     2013
                                                                       8.09              9.33         1,722     2012
                                                                       8.54              8.09         1,901     2011
                                                                       8.14              8.54         2,085     2010
                                                                       5.62              8.14         2,794     2009
                                                                      11.92              5.62         3,054     2008
                                                                      11.99             11.92         3,205     2007
                                                                      10.83             11.99         4,693     2006
--------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                   $11.63            $11.55            --     2015
                                                                      11.07             11.63            --     2014
                                                                       9.71             11.07            --     2013
                                                                       8.74              9.71            --     2012
                                                                       9.19              8.74            --     2011
                                                                       8.50              9.19            --     2010
                                                                       6.96              8.50            --     2009
                                                                      10.18              6.96            --     2008
                                                                      10.00             10.18            --     2007
--------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                     $13.53            $13.61            --     2015
                                                                      13.16             13.53            --     2014
                                                                      10.92             13.16            --     2013
                                                                       9.84             10.92            --     2012
                                                                      13.10              9.84            --     2011
                                                                      11.26             13.10            --     2010
                                                                       7.50             11.26            --     2009
                                                                      14.56              7.50           397     2008
                                                                      12.39             14.56           460     2007
                                                                      11.66             12.39            --     2006
--------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                          $16.07            $15.98            37     2015
                                                                      15.00             16.07            77     2014
                                                                      11.36             15.00           123     2013
                                                                       9.89             11.36           177     2012
                                                                       9.50              9.89         1,136     2011
                                                                       8.59              9.50         2,316     2010
                                                                       7.28              8.59         2,737     2009
                                                                      12.52              7.28         8,388     2008
                                                                      12.18             12.52        14,029     2007
                                                                      10.62             12.18        14,847     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                 $ 9.79            $ 9.83         2,750     2015
                                                               10.67              9.79         4,400     2014
                                                                8.87             10.67         5,060     2013
                                                                7.92              8.87         6,646     2012
                                                               10.03              7.92         8,015     2011
                                                                9.81             10.03        10,349     2010
                                                                7.44              9.81        11,291     2009
                                                               16.25              7.44        16,495     2008
                                                               15.70             16.25        20,372     2007
                                                               11.85             15.70        21,301     2006
-------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                    $18.48            $20.09            --     2015
                                                               16.56             18.48            --     2014
                                                               12.33             16.56            --     2013
                                                               10.77             12.33            --     2012
                                                               11.41             10.77            --     2011
                                                               10.60             11.41            --     2010
                                                                7.88             10.60            --     2009
                                                               13.36              7.88            --     2008
                                                               12.00             13.36            --     2007
                                                               12.31             12.00            --     2006
-------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                    $16.33            $15.77        18,065     2015
                                                               17.01             16.33        18,427     2014
                                                               11.94             17.01        26,261     2013
                                                               10.61             11.94        26,380     2012
                                                               10.39             10.61        33,006     2011
                                                                7.75             10.39           782     2010
                                                                5.60              7.75           393     2009
                                                               10.50              5.60           682     2008
                                                                9.42             10.50            --     2007
                                                               10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                    $11.96            $11.44            --     2015
                                                               11.81             11.96         1,327     2014
                                                               13.16             11.81         1,518     2013
                                                               12.50             13.16         1,731     2012
                                                               11.41             12.50         1,971     2011
                                                               11.07             11.41         2,223     2010
                                                               10.24             11.07            --     2009
                                                               10.62             10.24            --     2008
                                                                9.89             10.62         1,010     2007
                                                                9.93              9.89         1,186     2006
-------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares         $17.22            $15.84           885     2015
                                                               16.02             17.22         1,001     2014
                                                               11.87             16.02         1,151     2013
                                                               10.64             11.87         1,269     2012
                                                               11.16             10.64         1,391     2011
                                                               10.11             11.16         1,516     2010
                                                                7.88             10.11         1,648     2009
                                                               12.74              7.88         1,863     2008
                                                               12.80             12.74         3,361     2007
                                                               10.74             12.80         3,373     2006
-------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $16.54            $16.05        17,456     2015
                                                                              16.55             16.54        23,187     2014
                                                                              14.75             16.55        37,237     2013
                                                                              13.68             14.75        40,879     2012
                                                                              14.48             13.68        50,936     2011
                                                                              13.45             14.48        28,928     2010
                                                                              11.35             13.45        30,901     2009
                                                                              14.41             11.35        30,346     2008
                                                                              12.59             14.41        33,737     2007
                                                                              11.03             12.59        22,707     2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $17.27            $17.36            --     2015
                                                                              15.46             17.27            --     2014
                                                                              11.80             15.46            --     2013
                                                                              10.48             11.80            --     2012
                                                                              10.45             10.48            --     2011
                                                                               9.26             10.45            --     2010
                                                                               7.46              9.26            --     2009
                                                                              12.87              7.46            --     2008
                                                                              12.15             12.87            --     2007
                                                                              11.59             12.15            --     2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $17.91            $16.37         5,646     2015
                                                                              17.38             17.91         5,966     2014
                                                                              12.48             17.38         6,109     2013
                                                                              11.23             12.48         6,271     2012
                                                                              11.76             11.23         6,696     2011
                                                                               9.35             11.76         7,263     2010
                                                                               7.45              9.35         7,852     2009
                                                                              12.70              7.45         3,932     2008
                                                                              13.11             12.70         5,046     2007
                                                                              11.91             13.11         5,470     2006
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund --
   Class 2                                                                   $14.07            $13.79           733     2015
                                                                              15.12             14.07           740     2014
                                                                              12.81             15.12           838     2013
                                                                              11.10             12.81           986     2012
                                                                              13.51             11.10         2,957     2011
                                                                              12.12             13.51         3,912     2010
                                                                               8.96             12.12         5,244     2009
                                                                              17.74              8.96         6,503     2008
                                                                              15.12             17.74         5,983     2007
                                                                              12.51             15.12         6,337     2006
----------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1              $17.69            $17.72            50     2015
                                                                              16.49             17.69           132     2014
                                                                              12.40             16.49           879     2013
                                                                              11.27             12.40         1,332     2012
                                                                              11.80             11.27         1,861     2011
                                                                               9.90             11.80         2,502     2010
                                                                               7.97              9.90         4,008     2009
                                                                              13.43              7.97         9,976     2008
                                                                              11.66             13.43        14,507     2007
                                                                              11.21             11.66        20,755     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $12.00            $11.65           645     2015
                                                                12.17             12.00         1,105     2014
                                                                11.95             12.17         1,410     2013
                                                                11.36             11.95         2,152     2012
                                                                11.30             11.36         1,765     2011
                                                                10.56             11.30         2,466     2010
                                                                 7.46             10.56         3,386     2009
                                                                10.44              7.46         4,090     2008
                                                                10.48             10.44         4,573     2007
                                                                10.13             10.48         4,429     2006
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $16.79            $16.01           596     2015
                                                                16.71             16.79           674     2014
                                                                15.97             16.71           775     2013
                                                                14.25             15.97           854     2012
                                                                13.85             14.25           937     2011
                                                                12.35             13.85         1,020     2010
                                                                 8.26             12.35         1,110     2009
                                                                11.40              8.26         1,254     2008
                                                                11.27             11.40         1,276     2007
                                                                10.40             11.27         1,282     2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $18.83            $19.60            66     2015
                                                                17.55             18.83           157     2014
                                                                12.81             17.55           448     2013
                                                                11.17             12.81           787     2012
                                                                13.17             11.17         1,950     2011
                                                                11.41             13.17         3,400     2010
                                                                 9.01             11.41         4,258     2009
                                                                15.82              9.01         6,281     2008
                                                                13.38             15.82         6,976     2007
                                                                11.90             13.38         6,813     2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.13            $14.82           385     2015
                                                                14.62             15.13           435     2014
                                                                12.93             14.62           486     2013
                                                                11.75             12.93           543     2012
                                                                12.33             11.75           607     2011
                                                                11.03             12.33           673     2010
                                                                 8.74             11.03           744     2009
                                                                12.54              8.74           838     2008
                                                                11.10             12.54         1,329     2007
                                                                10.57             11.10           971     2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.00            $14.76           357     2015
                                                                13.91             15.00           358     2014
                                                                11.89             13.91           358     2013
                                                                10.56             11.89           359     2012
                                                                11.20             10.56           360     2011
                                                                 9.70             11.20           385     2010
                                                                 7.15              9.70           550     2009
                                                                11.08              7.15           539     2008
                                                                10.39             11.08           363     2007
                                                                10.00             10.39            --     2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.46            $19.16        21,749     2015
                                                                         17.78             19.46        24,221     2014
                                                                         13.85             17.78        32,152     2013
                                                                         12.16             13.85        34,595     2012
                                                                         12.76             12.16        50,914     2011
                                                                         11.13             12.76        31,810     2010
                                                                          8.38             11.13        37,348     2009
                                                                         14.91              8.38        51,667     2008
                                                                         12.96             14.91        64,116     2007
                                                                         11.86             12.96        69,309     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.20            $21.99            --     2015
                                                                         20.46             22.20            --     2014
                                                                         15.10             20.46            --     2013
                                                                         12.59             15.10            --     2012
                                                                         13.21             12.59            --     2011
                                                                         11.42             13.21            --     2010
                                                                          8.58             11.42            --     2009
                                                                         14.91              8.58            --     2008
                                                                         14.25             14.91            --     2007
                                                                         12.77             14.25            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.45            $14.50        28,822     2015
                                                                         14.52             15.45        29,035     2014
                                                                         11.59             14.52        42,179     2013
                                                                         10.10             11.59        42,909     2012
                                                                         10.23             10.10         3,060     2011
                                                                          9.08             10.23         3,942     2010
                                                                          7.13              9.08         6,268     2009
                                                                         12.71              7.13         7,238     2008
                                                                         12.81             12.71         6,563     2007
                                                                         10.89             12.81         7,924     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.41            $16.64         5,752     2015
                                                                         16.11             17.41         5,752     2014
                                                                         12.33             16.11         5,720     2013
                                                                         10.63             12.33         5,705     2012
                                                                         10.70             10.63         6,563     2011
                                                                          9.53             10.70         6,620     2010
                                                                          7.65              9.53         7,135     2009
                                                                         13.43              7.65           950     2008
                                                                         12.24             13.43           950     2007
                                                                         11.06             12.24           974     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.81            $16.33            --     2015
                                                                         14.40             15.81            --     2014
                                                                         10.68             14.40            --     2013
                                                                         10.00             10.68            --     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $18.17            $19.04        17,328     2015
                                                                         16.69             18.17        17,352     2014
                                                                         12.52             16.69        24,523     2013
                                                                         11.16             12.52        24,551     2012
                                                                         11.38             11.16        31,214     2011
                                                                          9.37             11.38         1,281     2010
                                                                          7.47              9.37         1,346     2009
                                                                         14.46              7.47         1,486     2008
                                                                         11.65             14.46         3,288     2007
                                                                         11.14             11.65         3,403     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.31            $11.96            --     2015
                                                                         11.88             12.31            --     2014
                                                                         12.38             11.88            --     2013
                                                                         11.95             12.38            --     2012
                                                                         11.39             11.95            --     2011
                                                                         10.80             11.39            --     2010
                                                                          9.54             10.80            --     2009
                                                                         10.08              9.54            --     2008
                                                                         10.00             10.08            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $20.95            $20.20        16,863     2015
                                                                         20.15             20.95        19,344     2014
                                                                         15.12             20.15        25,819     2013
                                                                         13.46             15.12        26,458     2012
                                                                         15.40             13.46        32,803     2011
                                                                         12.22             15.40        11,427     2010
                                                                          8.92             12.22        13,188     2009
                                                                         15.06              8.92        17,325     2008
                                                                         13.32             15.06        15,964     2007
                                                                         12.08             13.32        15,755     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.51            $17.57           600     2015
                                                                         17.72             18.51           621     2014
                                                                         13.89             17.72           644     2013
                                                                         11.15             13.89           826     2012
                                                                         12.50             11.15         1,250     2011
                                                                         10.09             12.50         1,887     2010
                                                                          6.55             10.09         2,909     2009
                                                                         13.71              6.55         3,665     2008
                                                                         13.26             13.71         3,866     2007
                                                                         11.66             13.26         4,350     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56           956     2015
                                                                         11.39             11.48           956     2014
                                                                          9.38             11.39           956     2013
                                                                          8.30              9.38           956     2012
                                                                          8.59              8.30         2,587     2011
                                                                          7.95              8.59         2,587     2010
                                                                          6.23              7.95         3,754     2009
                                                                          9.90              6.23         3,754     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.75            $14.35         4,493     2015
                                                                         15.35             15.75        12,364     2014
                                                                         13.74             15.35        25,878     2013
                                                                         12.44             13.74        29,609     2012
                                                                         12.39             12.44        32,962     2011
                                                                         11.22             12.39        57,266     2010
                                                                          8.44             11.22        64,991     2009
                                                                         12.23              8.44        74,153     2008
                                                                         12.02             12.23        82,265     2007
                                                                         10.37             12.02        70,910     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $15.47            $14.42         1,660     2015
                                                             14.72             15.47         2,666     2014
                                                             11.71             14.72         2,905     2013
                                                             10.45             11.71         3,180     2012
                                                             10.77             10.45         5,303     2011
                                                              9.88             10.77         5,594     2010
                                                              7.99              9.88         4,389     2009
                                                             12.97              7.99         6,753     2008
                                                             12.78             12.97         4,515     2007
                                                             11.01             12.78           564     2006
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.20            $10.27         3,197     2015
                                                             11.75             11.20         3,170     2014
                                                              9.16             11.75         3,120     2013
                                                              7.72              9.16         3,165     2012
                                                              8.46              7.72         1,981     2011
                                                              8.04              8.46         2,195     2010
                                                              6.25              8.04         2,837     2009
                                                             11.06              6.25         6,460     2008
                                                             11.02             11.06         6,719     2007
                                                             10.00             11.02         2,412     2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $17.82            $16.67           810     2015
                                                             16.30             17.82           852     2014
                                                             12.49             16.30           923     2013
                                                             11.23             12.49         1,080     2012
                                                             11.64             11.23         1,804     2011
                                                             10.64             11.64         2,913     2010
                                                              8.65             10.64         3,962     2009
                                                             13.16              8.65         8,292     2008
                                                             12.19             13.16         9,211     2007
                                                             10.55             12.19         7,811     2006
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.89            $11.61           100     2015
                                                             11.54             11.89            85     2014
                                                             11.93             11.54            99     2013
                                                             11.51             11.93           114     2012
                                                             10.95             11.51           595     2011
                                                             10.38             10.95           637     2010
                                                              9.81             10.38         1,530     2009
                                                             10.55              9.81         1,901     2008
                                                             10.26             10.55         2,292     2007
                                                             10.03             10.26         2,313     2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $18.86            $19.10            95     2015
                                                             16.86             18.86           218     2014
                                                             12.75             16.86           617     2013
                                                             10.76             12.75         1,077     2012
                                                             10.92             10.76         1,699     2011
                                                              9.98             10.92         2,378     2010
                                                              7.34              9.98         2,915     2009
                                                             11.81              7.34         3,777     2008
                                                             11.44             11.81         4,552     2007
                                                             10.69             11.44         4,959     2006
-----------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.81            $21.34           2,332   2015
                                                         16.09             20.81           2,766   2014
                                                         16.00             16.09           2,828   2013
                                                         13.97             16.00           2,961   2012
                                                         12.97             13.97           7,218   2011
                                                         10.26             12.97           8,600   2010
                                                          7.71             10.26           8,147   2009
                                                         12.29              7.71          12,191   2008
                                                         14.72             12.29          14,435   2007
                                                         11.29             14.72          14,371   2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $17.46            $17.30             879   2015
                                                         15.72             17.46           1,080   2014
                                                         12.15             15.72           1,294   2013
                                                         10.71             12.15           2,425   2012
                                                         10.74             10.71           3,648   2011
                                                          9.53             10.74           4,834   2010
                                                          7.70              9.53           8,847   2009
                                                         12.55              7.70          11,874   2008
                                                         12.18             12.55          14,955   2007
                                                         10.76             12.18          15,920   2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $19.18            $18.03             770   2015
                                                         18.85             19.18             866   2014
                                                         14.04             18.85           1,082   2013
                                                         12.50             14.04           1,699   2012
                                                         12.36             12.50           2,622   2011
                                                          9.89             12.36           3,281   2010
                                                          7.71              9.89           4,068   2009
                                                         12.60              7.71           5,808   2008
                                                         12.55             12.60           6,786   2007
                                                         11.30             12.55           7,859   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.98            $13.56       3,444,952   2015
                                                         13.54             13.98       5,430,343   2014
                                                         12.02             13.54       5,629,163   2013
                                                         10.89             12.02       5,819,215   2012
                                                         11.43             10.89       6,723,424   2011
                                                         10.63             11.43       6,998,182   2010
                                                          8.98             10.63       7,150,800   2009
                                                         12.95              8.98       6,998,792   2008
                                                         11.83             12.95       7,099,316   2007
                                                         10.60             11.83       6,142,734   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $12.31            $11.91       7,243,324   2015
                                                         11.95             12.31       7,841,002   2014
                                                         10.63             11.95       8,693,876   2013
                                                          9.66             10.63       9,182,582   2012
                                                         10.16              9.66       9,570,364   2011
                                                          9.48             10.16       9,795,312   2010
                                                          8.02              9.48       8,989,027   2009
                                                         11.58              8.02       6,791,244   2008
                                                         10.58             11.58       4,519,862   2007
                                                         10.00             10.58       2,056,530   2006
-------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $17.41            $16.68            --     2015
                                                                        15.75             17.41            --     2014
                                                                        11.99             15.75            --     2013
                                                                        10.56             11.99            --     2012
                                                                        11.10             10.56            --     2011
                                                                        10.26             11.10            --     2010
                                                                         7.95             10.26            --     2009
                                                                        12.68              7.95           192     2008
                                                                        11.98             12.68           196     2007
                                                                        10.52             11.98            99     2006
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $19.99            $17.79           668     2015
                                                                        17.95             19.99         2,197     2014
                                                                        13.78             17.95         2,448     2013
                                                                        11.86             13.78         3,048     2012
                                                                        12.92             11.86         3,882     2011
                                                                        10.54             12.92         4,968     2010
                                                                         8.07             10.54         6,572     2009
                                                                        13.08              8.07        10,611     2008
                                                                        12.93             13.08        13,864     2007
                                                                        11.35             12.93        15,778     2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.54            $ 9.35         2,768     2015
                                                                         9.73              9.54         9,227     2014
                                                                         9.92              9.73        19,944     2013
                                                                        10.00              9.92        23,218     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $18.92            $18.63         1,166     2015
                                                                        17.83             18.92         3,405     2014
                                                                        15.18             17.83         6,670     2013
                                                                        13.65             15.18         7,516     2012
                                                                        13.74             13.65        11,098     2011
                                                                        12.96             13.74        12,140     2010
                                                                        10.52             12.96        12,753     2009
                                                                        12.79             10.52         5,820     2008
                                                                        11.83             12.79         7,795     2007
                                                                        10.92             11.83         7,842     2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $20.35            $22.34           178     2015
                                                                        19.14             20.35           175     2014
                                                                        14.91             19.14           189     2013
                                                                        12.28             14.91           203     2012
                                                                        13.46             12.28           804     2011
                                                                        12.89             13.46         1,123     2010
                                                                         9.00             12.89         1,602     2009
                                                                        16.49              9.00         6,192     2008
                                                                        12.31             16.49         5,742     2007
                                                                        11.50             12.31         1,587     2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.17            $22.28           710     2015
                                                                        19.68             23.17           824     2014
                                                                        13.62             19.68         1,065     2013
                                                                        11.73             13.62         1,151     2012
                                                                        11.71             11.73         1,696     2011
                                                                         9.57             11.71         2,154     2010
                                                                         7.28              9.57         2,450     2009
                                                                        12.49              7.28         6,465     2008
                                                                        12.69             12.49         7,157     2007
                                                                        11.69             12.69         8,674     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.61            $12.75            --     2015
                                                                        12.23             13.61            --     2014
                                                                         9.92             12.23            --     2013
                                                                         8.87              9.92            --     2012
                                                                         8.40              8.87            --     2011
                                                                         7.64              8.40            --     2010
                                                                         6.36              7.64            --     2009
                                                                         9.97              6.36            --     2008
                                                                        10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.45           954     2015
                                                                        10.00              9.92         1,080     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.10            $17.74           651     2015
                                                                        16.68             18.10           705     2014
                                                                        12.91             16.68           759     2013
                                                                        11.08             12.91           822     2012
                                                                        11.58             11.08           895     2011
                                                                        10.65             11.58           969     2010
                                                                         8.58             10.65         1,054     2009
                                                                        13.12              8.58         1,163     2008
                                                                        12.16             13.12         1,247     2007
                                                                        11.00             12.16         1,319     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $22.00            $21.11            --     2015
                                                                        24.26             22.00            --     2014
                                                                        17.52             24.26            --     2013
                                                                        14.78             17.52            --     2012
                                                                        16.84             14.78            --     2011
                                                                        12.63             16.84            --     2010
                                                                         7.91             12.63            --     2009
                                                                        13.34              7.91            --     2008
                                                                        13.30             13.34            --     2007
                                                                        12.02             13.30           240     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.53            $14.16           690     2015
                                                                        13.69             14.53         6,026     2014
                                                                        11.76             13.69         6,198     2013
                                                                        10.81             11.76         6,919     2012
                                                                        10.85             10.81         7,110     2011
                                                                        10.09             10.85        10,160     2010
                                                                         8.75             10.09        10,535     2009
                                                                        11.48              8.75        10,746     2008
                                                                        11.27             11.48        11,111     2007
                                                                        10.30             11.27        11,109     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.49            $20.47           325     2015
                                                                        22.21             24.49           556     2014
                                                                        18.84             22.21           641     2013
                                                                        16.98             18.84           992     2012
                                                                        16.25             16.98         4,617     2011
                                                                        14.60             16.25         7,583     2010
                                                                        11.21             14.60         8,687     2009
                                                                        18.38             11.21        10,414     2008
                                                                        14.70             18.38        13,401     2007
                                                                        11.45             14.70        13,738     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.00            $ 9.69         1,206     2015
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.95            $16.15           134     2015
                                                                          14.13             15.95           263     2014
                                                                          11.13             14.13           361     2013
                                                                           9.98             11.13           472     2012
                                                                          10.32              9.98           610     2011
                                                                           9.64             10.32         1,832     2010
                                                                           6.82              9.64         2,938     2009
                                                                          12.80              6.82         3,082     2008
                                                                          11.47             12.80         2,580     2007
                                                                          10.86             11.47         2,858     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.63            $10.48            66     2015
                                                                          10.04             10.63         2,422     2014
                                                                           9.07             10.04         2,429     2013
                                                                           8.25              9.07         2,827     2012
                                                                           8.39              8.25         2,892     2011
                                                                           7.59              8.39         3,260     2010
                                                                           6.37              7.59         3,984     2009
                                                                          11.51              6.37         3,941     2008
                                                                          11.35             11.51         3,992     2007
                                                                          10.44             11.35         4,045     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.25            $15.90            --     2015
                                                                          14.74             15.25            --     2014
                                                                          11.08             14.74            --     2013
                                                                           9.73             11.08            --     2012
                                                                           9.84              9.73         1,325     2011
                                                                           7.89              9.84         2,096     2010
                                                                           6.09              7.89         2,997     2009
                                                                          12.22              6.09         3,891     2008
                                                                          11.76             12.22         4,559     2007
                                                                          11.67             11.76         5,110     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.18            $17.46         1,816     2015
                                                                          17.17             17.18         1,938     2014
                                                                          13.79             17.17         2,185     2013
                                                                          11.63             13.79         2,857     2012
                                                                          12.96             11.63         7,388     2011
                                                                          11.43             12.96        10,136     2010
                                                                           8.36             11.43        14,674     2009
                                                                          14.29              8.36        24,948     2008
                                                                          13.74             14.29        30,521     2007
                                                                          11.94             13.74        31,734     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.72            $16.90           360     2015
                                                                          15.44             16.72           345     2014
                                                                          11.98             15.44           377     2013
                                                                          10.48             11.98           531     2012
                                                                          10.72             10.48         1,889     2011
                                                                           9.44             10.72         3,164     2010
                                                                           7.52              9.44         4,334     2009
                                                                          12.50              7.52         6,009     2008
                                                                          12.24             12.50         7,184     2007
                                                                          10.88             12.24         7,198     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $21.06            $19.39         1,716     2015
                                                                              19.23             21.06         2,032     2014
                                                                              13.95             19.23         2,361     2013
                                                                              12.09             13.95         3,291     2012
                                                                              12.63             12.09         7,560     2011
                                                                              10.47             12.63        11,383     2010
                                                                               7.80             10.47        13,236     2009
                                                                              12.83              7.80        16,689     2008
                                                                              13.27             12.83        17,799     2007
                                                                              11.81             13.27        17,896     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.35            $11.89        15,249     2015
                                                                              13.56             13.35        16,905     2014
                                                                              13.81             13.56        24,499     2013
                                                                              12.27             13.81        25,522     2012
                                                                              12.28             12.27        33,795     2011
                                                                              11.08             12.28         8,144     2010
                                                                               9.31             11.08        14,600     2009
                                                                              11.29              9.31        19,500     2008
                                                                              10.64             11.29        27,102     2007
                                                                              10.38             10.64        33,964     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.72            $15.16         8,240     2015
                                                                              15.51             15.72         8,334     2014
                                                                              14.96             15.51        11,495     2013
                                                                              13.35             14.96        11,656     2012
                                                                              13.18             13.35        15,754     2011
                                                                              11.74             13.18         5,886     2010
                                                                               8.54             11.74         7,659     2009
                                                                              11.38              8.54         2,656     2008
                                                                              11.22             11.38         2,985     2007
                                                                              10.49             11.22         3,141     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.82            $16.26            73     2015
                                                                              13.83             16.82            68     2014
                                                                              16.20             13.83            78     2013
                                                                              15.82             16.20            90     2012
                                                                              12.62             15.82           560     2011
                                                                              11.54             12.62           598     2010
                                                                              12.31             11.54           924     2009
                                                                              10.70             12.31         1,028     2008
                                                                               9.94             10.70         1,123     2007
                                                                              10.03              9.94         1,624     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.92            $11.73         2,364     2015
                                                                              12.06             11.92         2,364     2014
                                                                              12.31             12.06         2,364     2013
                                                                              11.86             12.31         2,479     2012
                                                                              11.97             11.86         2,479     2011
                                                                              11.59             11.97         2,825     2010
                                                                              10.43             11.59         7,000     2009
                                                                              10.68             10.43           104     2008
                                                                              10.15             10.68           162     2007
                                                                               9.96             10.15           733     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.18            $13.97        42,298     2015
                                                                 13.87             14.18        34,809     2014
                                                                 14.43             13.87        47,273     2013
                                                                 13.43             14.43        48,409     2012
                                                                 13.22             13.43        67,020     2011
                                                                 12.47             13.22        37,811     2010
                                                                 11.15             12.47        17,045     2009
                                                                 10.85             11.15        17,782     2008
                                                                 10.18             10.85        17,162     2007
                                                                 10.00             10.18        22,283     2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.21            $19.94           456     2015
                                                                 18.36             19.21           515     2014
                                                                 14.48             18.36           626     2013
                                                                 13.35             14.48           749     2012
                                                                 14.25             13.35         1,574     2011
                                                                 13.54             14.25         2,548     2010
                                                                  8.77             13.54         4,962     2009
                                                                 14.77              8.77        11,422     2008
                                                                 13.68             14.77        15,014     2007
                                                                 12.28             13.68        15,055     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $19.65            $21.39            --     2015
                                                                 18.29             19.65            --     2014
                                                                 13.61             18.29            --     2013
                                                                 11.99             13.61            --     2012
                                                                 12.24             11.99            --     2011
                                                                 11.20             12.24            --     2010
                                                                  8.01             11.20            --     2009
                                                                 13.08              8.01            --     2008
                                                                 11.96             13.08            --     2007
                                                                 12.04             11.96            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.18            $11.29         1,732     2015
                                                                 20.58             16.18         1,733     2014
                                                                 19.12             20.58         1,819     2013
                                                                 20.09             19.12         1,948     2012
                                                                 25.40             20.09         4,737     2011
                                                                 20.32             25.40         5,344     2010
                                                                 11.75             20.32         7,705     2009
                                                                 25.60             11.75        14,624     2008
                                                                 17.68             25.60        17,940     2007
                                                                 14.81             17.68        16,366     2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.49            $24.93            --     2015
                                                                 20.40             23.49            --     2014
                                                                 15.45             20.40            --     2013
                                                                 13.50             15.45            --     2012
                                                                 13.47             13.50             5     2011
                                                                 11.60             13.47            15     2010
                                                                  7.78             11.60            26     2009
                                                                 13.66              7.78            40     2008
                                                                 11.83             13.66            52     2007
                                                                 11.41             11.83            71     2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.21            $19.08          111      2015
                                                       18.86             19.21          112      2014
                                                       13.75             18.86          114      2013
                                                       11.65             13.75          115      2012
                                                       12.58             11.65          116      2011
                                                       10.00             12.58          116      2010
-----------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.43            $18.93            --     2015
                                                                        17.37             18.43            --     2014
                                                                        12.68             17.37            --     2013
                                                                        11.40             12.68            --     2012
                                                                        12.42             11.40            --     2011
                                                                        10.59             12.42            --     2010
                                                                         6.52             10.59            --     2009
                                                                        13.07              6.52            --     2008
                                                                        11.43             13.07            --     2007
                                                                        11.36             11.43            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $18.02            $16.57        16,898     2015
                                                                        16.84             18.02        17,734     2014
                                                                        12.66             16.84        22,911     2013
                                                                        10.86             12.66        34,204     2012
                                                                        11.32             10.86        45,899     2011
                                                                         9.97             11.32        72,589     2010
                                                                         7.92              9.97        80,327     2009
                                                                        12.59              7.92        97,343     2008
                                                                        13.14             12.59        99,708     2007
                                                                        11.55             13.14        94,629     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.54            $14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65           346     2013
                                                                        10.36             11.56           431     2012
                                                                        10.57             10.36         4,630     2011
                                                                         9.84             10.57         8,230     2010
                                                                         7.82              9.84         8,802     2009
                                                                        11.42              7.82         9,882     2008
                                                                        10.77             11.42         9,061     2007
                                                                        10.00             10.77         9,477     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.54            $12.94            --     2015
                                                                        12.70             13.54            --     2014
                                                                        10.37             12.70            --     2013
                                                                         9.41             10.37            --     2012
                                                                         9.73              9.41            --     2011
                                                                         8.85              9.73            --     2010
                                                                         7.37              8.85            --     2009
                                                                         9.72              7.37            --     2008
                                                                        10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $17.29            $16.51        11,109     2015
                                                                        17.62             17.29        10,154     2014
                                                                        15.14             17.62        13,477     2013
                                                                        13.39             15.14        11,822     2012
                                                                        14.69             13.39        13,152     2011
                                                                        13.30             14.69        22,163     2010
                                                                        10.06             13.30        26,615     2009
                                                                        17.24             10.06        31,601     2008
                                                                        15.37             17.24        34,676     2007
                                                                        12.26             15.37        38,221     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $13.06            $11.44         5,639     2015
                                                                     12.52             13.06         6,179     2014
                                                                      9.58             12.52         7,836     2013
                                                                      8.30              9.58         9,346     2012
                                                                      8.77              8.30        16,998     2011
                                                                      8.36              8.77        27,881     2010
                                                                      5.77              8.36        29,813     2009
                                                                     12.24              5.77        37,298     2008
                                                                     12.31             12.24        25,301     2007
                                                                     11.12             12.31        25,602     2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.63            $11.55            --     2015
                                                                     11.07             11.63            --     2014
                                                                      9.71             11.07            --     2013
                                                                      8.74              9.71            --     2012
                                                                      9.19              8.74            --     2011
                                                                      8.50              9.19            --     2010
                                                                      6.96              8.50            --     2009
                                                                     10.18              6.96            --     2008
                                                                     10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $13.01            $13.09            --     2015
                                                                     12.66             13.01            --     2014
                                                                     10.50             12.66            --     2013
                                                                      9.46             10.50            --     2012
                                                                     12.60              9.46            --     2011
                                                                     10.83             12.60            --     2010
                                                                      7.21             10.83            --     2009
                                                                     14.01              7.21            --     2008
                                                                     11.92             14.01            --     2007
                                                                     11.21             11.92            --     2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $16.77            $16.68         8,323     2015
                                                                     15.65             16.77         8,780     2014
                                                                     11.86             15.65        10,782     2013
                                                                     10.32             11.86         5,867     2012
                                                                      9.92             10.32        10,504     2011
                                                                      8.97              9.92        18,370     2010
                                                                      7.60              8.97        33,819     2009
                                                                     13.07              7.60        38,502     2008
                                                                     12.71             13.07        32,875     2007
                                                                     11.08             12.71        35,068     2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 9.94            $ 9.98        14,993     2015
                                                                     10.84              9.94        15,972     2014
                                                                      9.01             10.84        17,675     2013
                                                                      8.05              9.01        36,750     2012
                                                                     10.19              8.05        45,130     2011
                                                                      9.96             10.19        45,053     2010
                                                                      7.56              9.96        43,295     2009
                                                                     16.51              7.56        58,238     2008
                                                                     15.95             16.51        64,635     2007
                                                                     12.03             15.95        59,942     2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $18.44            $20.04         1,529     2015
                                                                     16.52             18.44         2,177     2014
                                                                     12.30             16.52         3,007     2013
                                                                     10.75             12.30         3,693     2012
                                                                     11.39             10.75         7,220     2011
                                                                     10.57             11.39         9,728     2010
                                                                      7.86             10.57        10,150     2009
                                                                     13.33              7.86        11,549     2008
                                                                     11.97             13.33         9,792     2007
                                                                     12.28             11.97        10,865     2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.33            $15.77            --     2015
                                                                     17.01             16.33         2,124     2014
                                                                     11.94             17.01            --     2013
                                                                     10.61             11.94            --     2012
                                                                     10.39             10.61            --     2011
                                                                      7.75             10.39            --     2010
                                                                      5.60              7.75            --     2009
                                                                     10.50              5.60            --     2008
                                                                      9.42             10.50            --     2007
                                                                     10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.96            $11.44         5,079     2015
                                                                     11.81             11.96        11,199     2014
                                                                     13.16             11.81        14,312     2013
                                                                     12.50             13.16        17,546     2012
                                                                     11.41             12.50        19,910     2011
                                                                     11.07             11.41        19,610     2010
                                                                     10.24             11.07        26,178     2009
                                                                     10.62             10.24        25,785     2008
                                                                      9.89             10.62         6,723     2007
                                                                      9.93              9.89         7,108     2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $17.50            $16.10         1,140     2015
                                                                     16.28             17.50         1,155     2014
                                                                     12.06             16.28         1,308     2013
                                                                     10.81             12.06         1,637     2012
                                                                     11.34             10.81         4,650     2011
                                                                     10.28             11.34         8,397     2010
                                                                      8.01             10.28        10,209     2009
                                                                     12.95              8.01        10,854     2008
                                                                     13.01             12.95         9,624     2007
                                                                     10.91             13.01        14,771     2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $16.54            $16.05        10,271     2015
                                                                     16.55             16.54        21,259     2014
                                                                     14.75             16.55        29,660     2013
                                                                     13.68             14.75        27,865     2012
                                                                     14.48             13.68        38,023     2011
                                                                     13.45             14.48        40,678     2010
                                                                     11.35             13.45        41,980     2009
                                                                     14.41             11.35        44,051     2008
                                                                     12.59             14.41        54,399     2007
                                                                     11.03             12.59        45,222     2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $17.48            $17.57             --    2015
                                                                    15.64             17.48             --    2014
                                                                    11.94             15.64             --    2013
                                                                    10.61             11.94             --    2012
                                                                    10.57             10.61             --    2011
                                                                     9.37             10.57             --    2010
                                                                     7.55              9.37             --    2009
                                                                    13.02              7.55             --    2008
                                                                    12.29             13.02             --    2007
                                                                    11.73             12.29             --    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $18.15            $16.59          1,566    2015
                                                                    17.62             18.15          1,594    2014
                                                                    12.65             17.62          1,715    2013
                                                                    11.39             12.65          4,703    2012
                                                                    11.93             11.39          6,754    2011
                                                                     9.48             11.93          8,423    2010
                                                                     7.55              9.48         14,496    2009
                                                                    12.88              7.55         15,717    2008
                                                                    13.29             12.88         12,784    2007
                                                                    12.07             13.29         15,967    2006
------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities
   Fund -- Class 2                                                 $14.46            $14.17         29,604    2015
                                                                    15.54             14.46         31,152    2014
                                                                    13.16             15.54         31,348    2013
                                                                    11.41             13.16         35,819    2012
                                                                    13.89             11.41         60,218    2011
                                                                    12.45             13.89         68,418    2010
                                                                     9.21             12.45         82,597    2009
                                                                    18.23              9.21         97,104    2008
                                                                    15.54             18.23         79,809    2007
                                                                    12.86             15.54        102,120    2006
------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II --
   Class 1                                                         $18.70            $18.74          9,555    2015
                                                                    17.43             18.70         10,813    2014
                                                                    13.11             17.43         12,819    2013
                                                                    11.91             13.11         15,617    2012
                                                                    12.48             11.91         25,310    2011
                                                                    10.47             12.48         37,057    2010
                                                                     8.43             10.47         46,776    2009
                                                                    14.20              8.43         51,579    2008
                                                                    12.33             14.20         43,581    2007
                                                                    11.85             12.33         52,156    2006
------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $12.13            $11.78          2,219    2015
                                                                    12.30             12.13          5,705    2014
                                                                    12.08             12.30          5,707    2013
                                                                    11.48             12.08          6,340    2012
                                                                    11.42             11.48            339    2011
                                                                    10.67             11.42            406    2010
                                                                     7.54             10.67          5,696    2009
                                                                    10.56              7.54          6,320    2008
                                                                    10.59             10.56         15,838    2007
                                                                    10.24             10.59             --    2006
------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $17.27            $16.47          3,486    2015
                                                                17.20             17.27          3,582    2014
                                                                16.43             17.20          4,207    2013
                                                                14.66             16.43          2,915    2012
                                                                14.25             14.66          5,412    2011
                                                                12.71             14.25          6,776    2010
                                                                 8.50             12.71          7,780    2009
                                                                11.73              8.50         10,480    2008
                                                                11.60             11.73          9,911    2007
                                                                10.70             11.60         10,822    2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $19.21            $20.00          1,242    2015
                                                                17.90             19.21          1,440    2014
                                                                13.07             17.90          2,152    2013
                                                                11.40             13.07          3,464    2012
                                                                13.43             11.40         11,030    2011
                                                                11.64             13.43          7,818    2010
                                                                 9.19             11.64          5,241    2009
                                                                16.14              9.19          5,422    2008
                                                                13.65             16.14             --    2007
                                                                12.14             13.65             --    2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.04            $14.74         39,337    2015
                                                                14.54             15.04         40,836    2014
                                                                12.86             14.54         84,422    2013
                                                                11.68             12.86         97,180    2012
                                                                12.26             11.68        100,258    2011
                                                                10.97             12.26        170,799    2010
                                                                 8.69             10.97        180,535    2009
                                                                12.47              8.69        177,119    2008
                                                                11.04             12.47        177,076    2007
                                                                10.51             11.04        187,521    2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.00            $14.76         15,395    2015
                                                                13.91             15.00         55,645    2014
                                                                11.89             13.91         62,742    2013
                                                                10.56             11.89         68,007    2012
                                                                11.20             10.56         80,445    2011
                                                                 9.70             11.20         84,435    2010
                                                                 7.15              9.70         91,838    2009
                                                                11.08              7.15        102,248    2008
                                                                10.39             11.08        107,455    2007
                                                                10.00             10.39         89,288    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $20.86            $20.54         12,384    2015
                                                                19.06             20.86         15,218    2014
                                                                14.84             19.06         20,200    2013
                                                                13.03             14.84         33,797    2012
                                                                13.67             13.03          1,662    2011
                                                                11.93             13.67          1,662    2010
                                                                 8.98             11.93            843    2009
                                                                15.98              8.98             --    2008
                                                                13.89             15.98         13,019    2007
                                                                12.72             13.89          8,880    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.84            $21.63            --     2015
                                                                         20.13             21.84            --     2014
                                                                         14.85             20.13            --     2013
                                                                         12.39             14.85            --     2012
                                                                         12.99             12.39            --     2011
                                                                         11.23             12.99            --     2010
                                                                          8.44             11.23            --     2009
                                                                         14.67              8.44            --     2008
                                                                         14.02             14.67            --     2007
                                                                         12.56             14.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.10            $15.12         8,942     2015
                                                                         15.14             16.10        10,162     2014
                                                                         12.08             15.14        14,305     2013
                                                                         10.53             12.08        21,529     2012
                                                                         10.66             10.53        21,406     2011
                                                                          9.46             10.66        32,743     2010
                                                                          7.43              9.46        35,633     2009
                                                                         13.25              7.43        41,838     2008
                                                                         13.35             13.25        46,583     2007
                                                                         11.35             13.35        33,400     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.49            $16.71         9,456     2015
                                                                         16.18             17.49         9,456     2014
                                                                         12.38             16.18            --     2013
                                                                         10.68             12.38            --     2012
                                                                         10.75             10.68            --     2011
                                                                          9.57             10.75            --     2010
                                                                          7.68              9.57            --     2009
                                                                         13.49              7.68            --     2008
                                                                         12.30             13.49            --     2007
                                                                         11.11             12.30            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.81            $16.33         6,001     2015
                                                                         14.40             15.81         2,815     2014
                                                                         10.68             14.40         3,417     2013
                                                                         10.00             10.68         6,312     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.58            $18.43         2,347     2015
                                                                         16.15             17.58         2,667     2014
                                                                         12.11             16.15         4,238     2013
                                                                         10.80             12.11         5,211     2012
                                                                         11.01             10.80         6,536     2011
                                                                          9.07             11.01        10,163     2010
                                                                          7.23              9.07        12,254     2009
                                                                         13.99              7.23        13,959     2008
                                                                         11.27             13.99        11,239     2007
                                                                         10.78             11.27        19,551     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.31            $11.96        45,328     2015
                                                                         11.88             12.31        42,545     2014
                                                                         12.38             11.88        21,966     2013
                                                                         11.95             12.38        29,607     2012
                                                                         11.39             11.95         2,883     2011
                                                                         10.80             11.39         2,883     2010
                                                                          9.54             10.80         1,454     2009
                                                                         10.08              9.54            --     2008
                                                                         10.00             10.08        16,655     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.47            $23.60         10,000    2015
                                                                         23.53             24.47         13,513    2014
                                                                         17.67             23.53         15,692    2013
                                                                         15.73             17.67         23,662    2012
                                                                         17.99             15.73         21,047    2011
                                                                         14.27             17.99         29,186    2010
                                                                         10.42             14.27         40,306    2009
                                                                         17.59             10.42         49,184    2008
                                                                         15.55             17.59         45,651    2007
                                                                         14.11             15.55         51,749    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $17.92            $17.01             --    2015
                                                                         17.16             17.92             --    2014
                                                                         13.44             17.16             --    2013
                                                                         10.79             13.44             --    2012
                                                                         12.10             10.79             --    2011
                                                                          9.77             12.10             --    2010
                                                                          6.34              9.77             --    2009
                                                                         13.27              6.34             --    2008
                                                                         12.84             13.27             --    2007
                                                                         11.28             12.84             --    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56             --    2015
                                                                         11.39             11.48             --    2014
                                                                          9.38             11.39             --    2013
                                                                          8.30              9.38             --    2012
                                                                          8.59              8.30             --    2011
                                                                          7.95              8.59             --    2010
                                                                          6.23              7.95             --    2009
                                                                          9.90              6.23             --    2008
                                                                         10.00              9.90             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.75            $14.35        168,470    2015
                                                                         15.35             15.75        234,775    2014
                                                                         13.74             15.35        302,630    2013
                                                                         12.44             13.74        345,583    2012
                                                                         12.39             12.44        459,793    2011
                                                                         11.22             12.39        584,623    2010
                                                                          8.44             11.22        657,139    2009
                                                                         12.23              8.44        782,977    2008
                                                                         12.02             12.23        803,927    2007
                                                                         10.37             12.02        743,071    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $15.47            $14.42          1,721    2015
                                                                         14.72             15.47          1,801    2014
                                                                         11.71             14.72          2,623    2013
                                                                         10.45             11.71          3,968    2012
                                                                         10.77             10.45         12,357    2011
                                                                          9.88             10.77          9,880    2010
                                                                          7.99              9.88         15,317    2009
                                                                         12.97              7.99         15,272    2008
                                                                         12.78             12.97             --    2007
                                                                         11.01             12.78          9,766    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.20            $10.27            --     2015
                                                         11.75             11.20            --     2014
                                                          9.16             11.75            --     2013
                                                          7.72              9.16            --     2012
                                                          8.46              7.72            --     2011
                                                          8.04              8.46            --     2010
                                                          6.25              8.04            --     2009
                                                         11.06              6.25            --     2008
                                                         11.02             11.06            --     2007
                                                         10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $18.72            $17.52            --     2015
                                                         17.12             18.72            --     2014
                                                         13.12             17.12            --     2013
                                                         11.80             13.12            --     2012
                                                         12.23             11.80            --     2011
                                                         11.18             12.23            --     2010
                                                          9.09             11.18            --     2009
                                                         13.82              9.09            --     2008
                                                         12.81             13.82            --     2007
                                                         11.08             12.81            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.13            $11.84         7,433     2015
                                                         11.77             12.13         7,542     2014
                                                         12.16             11.77         7,474     2013
                                                         11.74             12.16         6,424     2012
                                                         11.17             11.74         9,061     2011
                                                         10.59             11.17        16,021     2010
                                                         10.01             10.59        19,511     2009
                                                         10.76             10.01        16,968     2008
                                                         10.47             10.76        23,621     2007
                                                         10.23             10.47        61,190     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.61            $18.84            --     2015
                                                         16.64             18.61            --     2014
                                                         12.58             16.64            --     2013
                                                         10.61             12.58            --     2012
                                                         10.77             10.61            --     2011
                                                          9.85             10.77            --     2010
                                                          7.24              9.85            --     2009
                                                         11.65              7.24            --     2008
                                                         11.28             11.65            --     2007
                                                         10.55             11.28            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $27.59            $28.29         1,237     2015
                                                         21.34             27.59         1,562     2014
                                                         21.21             21.34         2,994     2013
                                                         18.52             21.21         1,789     2012
                                                         17.19             18.52         2,214     2011
                                                         13.60             17.19         1,910     2010
                                                         10.22             13.60         2,231     2009
                                                         16.29             10.22         3,794     2008
                                                         19.52             16.29            --     2007
                                                         14.96             19.52            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $18.14            $17.97              --   2015
                                                   16.33             18.14              --   2014
                                                   12.62             16.33              --   2013
                                                   11.12             12.62              --   2012
                                                   11.15             11.12              --   2011
                                                    9.91             11.15              --   2010
                                                    8.00              9.91              --   2009
                                                   13.03              8.00              --   2008
                                                   12.65             13.03           9,506   2007
                                                   11.18             12.65              --   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $20.16            $18.95           2,279   2015
                                                   19.82             20.16           2,310   2014
                                                   14.76             19.82           3,827   2013
                                                   13.14             14.76           2,613   2012
                                                   13.00             13.14           3,303   2011
                                                   10.40             13.00           4,960   2010
                                                    8.10             10.40           6,640   2009
                                                   13.24              8.10           8,153   2008
                                                   13.19             13.24           7,098   2007
                                                   11.88             13.19           9,211   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $14.28            $13.84       1,072,088   2015
                                                   13.83             14.28       1,264,979   2014
                                                   12.27             13.83       1,523,497   2013
                                                   11.12             12.27       1,857,562   2012
                                                   11.67             11.12       2,438,758   2011
                                                   10.86             11.67       3,279,709   2010
                                                    9.17             10.86       3,698,253   2009
                                                   13.22              9.17       4,144,936   2008
                                                   12.07             13.22       4,516,098   2007
                                                   10.83             12.07       4,871,910   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.31            $11.91          77,633   2015
                                                   11.95             12.31         100,751   2014
                                                   10.63             11.95         160,214   2013
                                                    9.66             10.63         190,996   2012
                                                   10.16              9.66         275,381   2011
                                                    9.48             10.16         307,656   2010
                                                    8.02              9.48         360,794   2009
                                                   11.58              8.02         399,418   2008
                                                   10.58             11.58         433,206   2007
                                                   10.00             10.58         399,054   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $17.77            $17.02              --   2015
                                                   16.07             17.77              --   2014
                                                   12.24             16.07              --   2013
                                                   10.78             12.24              --   2012
                                                   11.32             10.78              --   2011
                                                   10.47             11.32              --   2010
                                                    8.11             10.47              --   2009
                                                   12.94              8.11              --   2008
                                                   12.22             12.94              --   2007
                                                   10.73             12.22              --   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $19.99            $17.79          3,259    2015
                                                                        17.95             19.99          3,286    2014
                                                                        13.78             17.95          4,415    2013
                                                                        11.86             13.78          3,780    2012
                                                                        12.92             11.86          5,512    2011
                                                                        10.54             12.92          8,559    2010
                                                                         8.07             10.54         11,210    2009
                                                                        13.08              8.07         17,147    2008
                                                                        12.93             13.08         15,312    2007
                                                                        11.35             12.93         16,787    2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.54            $ 9.35         75,268    2015
                                                                         9.73              9.54         66,938    2014
                                                                         9.92              9.73         65,893    2013
                                                                        10.00              9.92        153,525    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $19.66            $19.35        102,064    2015
                                                                        18.52             19.66        134,528    2014
                                                                        15.77             18.52        154,069    2013
                                                                        14.19             15.77        164,304    2012
                                                                        14.27             14.19        214,911    2011
                                                                        13.46             14.27        294,095    2010
                                                                        10.93             13.46        315,797    2009
                                                                        13.29             10.93        266,112    2008
                                                                        12.29             13.29        278,901    2007
                                                                        11.35             12.29        268,705    2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $22.12            $24.28          2,284    2015
                                                                        20.80             22.12          3,186    2014
                                                                        16.21             20.80          3,816    2013
                                                                        13.35             16.21          6,496    2012
                                                                        14.63             13.35          6,415    2011
                                                                        14.01             14.63          4,901    2010
                                                                         9.79             14.01         13,004    2009
                                                                        17.92              9.79         15,093    2008
                                                                        13.38             17.92         11,696    2007
                                                                        12.50             13.38         11,469    2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $18.99            $16.98             --    2015
                                                                        22.03             18.99             --    2014
                                                                        19.66             22.03             --    2013
                                                                        17.72             19.66             --    2012
                                                                        26.70             17.72             --    2011
                                                                        21.78             26.70             --    2010
                                                                        12.41             21.78             --    2009
                                                                        26.49             12.41             --    2008
                                                                        21.11             26.49             --    2007
                                                                        14.68             21.11             --    2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.53            $21.67          6,065    2015
                                                                        19.14             22.53          6,081    2014
                                                                        13.25             19.14          7,441    2013
                                                                        11.40             13.25          5,896    2012
                                                                        11.38             11.40          9,063    2011
                                                                         9.31             11.38         19,959    2010
                                                                         7.08              9.31         31,638    2009
                                                                        12.15              7.08         37,595    2008
                                                                        12.34             12.15         30,830    2007
                                                                        11.37             12.34         31,237    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.61            $12.75          7,647    2015
                                                                                  12.23             13.61         20,191    2014
                                                                                   9.92             12.23         19,793    2013
                                                                                   8.87              9.92         21,590    2012
                                                                                   8.40              8.87         32,454    2011
                                                                                   7.64              8.40         36,477    2010
                                                                                   6.36              7.64         40,565    2009
                                                                                   9.97              6.36         45,605    2008
                                                                                  10.00              9.97         50,659    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.45          8,369    2015
                                                                                  10.00              9.92          8,193    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $19.19            $18.81             --    2015
                                                                                  17.68             19.19             --    2014
                                                                                  13.69             17.68             --    2013
                                                                                  11.75             13.69             --    2012
                                                                                  12.28             11.75             --    2011
                                                                                  11.29             12.28             --    2010
                                                                                   9.10             11.29             --    2009
                                                                                  13.91              9.10             --    2008
                                                                                  12.89             13.91             --    2007
                                                                                  11.67             12.89             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $20.00            $19.19            556    2015
                                                                                  22.05             20.00            615    2014
                                                                                  15.92             22.05            717    2013
                                                                                  13.43             15.92            937    2012
                                                                                  15.31             13.43          1,559    2011
                                                                                  11.48             15.31          2,219    2010
                                                                                   7.19             11.48          3,336    2009
                                                                                  12.12              7.19          6,559    2008
                                                                                  12.09             12.12          4,644    2007
                                                                                  10.92             12.09          6,097    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.53            $14.16         39,977    2015
                                                                                  13.69             14.53         49,728    2014
                                                                                  11.76             13.69         84,929    2013
                                                                                  10.81             11.76        104,738    2012
                                                                                  10.85             10.81        118,912    2011
                                                                                  10.09             10.85        175,699    2010
                                                                                   8.75             10.09        196,547    2009
                                                                                  11.48              8.75        207,698    2008
                                                                                  11.27             11.48        225,396    2007
                                                                                  10.30             11.27        221,848    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $30.40            $25.41             --    2015
                                                                                  27.57             30.40             --    2014
                                                                                  23.39             27.57             --    2013
                                                                                  21.07             23.39             --    2012
                                                                                  20.18             21.07             --    2011
                                                                                  18.13             20.18             --    2010
                                                                                  13.92             18.13             --    2009
                                                                                  22.82             13.92          1,815    2008
                                                                                  18.25             22.82             --    2007
                                                                                  14.21             18.25             --    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.69            664    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $16.12            $16.32             --    2015
                                                                          14.28             16.12             --    2014
                                                                          11.25             14.28             --    2013
                                                                          10.08             11.25             --    2012
                                                                          10.43             10.08             --    2011
                                                                           9.74             10.43             --    2010
                                                                           6.89              9.74             --    2009
                                                                          12.94              6.89             --    2008
                                                                          11.59             12.94             --    2007
                                                                          10.98             11.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.29            $11.14        111,051    2015
                                                                          10.66             11.29        144,200    2014
                                                                           9.64             10.66        185,223    2013
                                                                           8.77              9.64        205,853    2012
                                                                           8.91              8.77        341,889    2011
                                                                           8.06              8.91        385,782    2010
                                                                           6.76              8.06        421,154    2009
                                                                          12.23              6.76        388,956    2008
                                                                          12.06             12.23        361,888    2007
                                                                          11.09             12.06        349,231    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.13            $16.82             --    2015
                                                                          15.59             16.13             --    2014
                                                                          11.72             15.59             --    2013
                                                                          10.29             11.72             --    2012
                                                                          10.41             10.29             --    2011
                                                                           8.35             10.41             --    2010
                                                                           6.44              8.35             --    2009
                                                                          12.93              6.44             --    2008
                                                                          12.44             12.93             --    2007
                                                                          12.35             12.44             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.63            $18.94          4,051    2015
                                                                          18.62             18.63          5,076    2014
                                                                          14.96             18.62          4,930    2013
                                                                          12.61             14.96          7,931    2012
                                                                          14.06             12.61          9,971    2011
                                                                          12.39             14.06          7,404    2010
                                                                           9.07             12.39          7,291    2009
                                                                          15.51              9.07          8,204    2008
                                                                          14.91             15.51             --    2007
                                                                          12.95             14.91             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.19            $17.38         10,179    2015
                                                                          15.88             17.19         12,338    2014
                                                                          12.32             15.88         16,390    2013
                                                                          10.78             12.32         26,418    2012
                                                                          11.03             10.78         46,995    2011
                                                                           9.71             11.03         37,802    2010
                                                                           7.74              9.71         21,679    2009
                                                                          12.86              7.74         22,489    2008
                                                                          12.59             12.86             --    2007
                                                                          11.19             12.59         22,203    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $22.58            $20.79         10,451    2015
                                                                              20.63             22.58         11,419    2014
                                                                              14.96             20.63         15,903    2013
                                                                              12.97             14.96         24,317    2012
                                                                              13.55             12.97         35,104    2011
                                                                              11.23             13.55         42,096    2010
                                                                               8.37             11.23         35,525    2009
                                                                              13.76              8.37         45,031    2008
                                                                              14.24             13.76         44,226    2007
                                                                              12.66             14.24         34,807    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.35            $11.89             --    2015
                                                                              13.56             13.35             --    2014
                                                                              13.81             13.56             --    2013
                                                                              12.27             13.81             --    2012
                                                                              12.28             12.27             --    2011
                                                                              11.08             12.28             --    2010
                                                                               9.31             11.08             --    2009
                                                                              11.29              9.31          4,082    2008
                                                                              10.64             11.29             --    2007
                                                                              10.38             10.64             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.53            $15.94         10,517    2015
                                                                              16.31             16.53         10,160    2014
                                                                              15.73             16.31         10,712    2013
                                                                              14.04             15.73         13,073    2012
                                                                              13.85             14.04         22,031    2011
                                                                              12.34             13.85         30,023    2010
                                                                               8.98             12.34         31,280    2009
                                                                              11.97              8.98         39,011    2008
                                                                              11.79             11.97         35,949    2007
                                                                              11.03             11.79         50,603    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.35            $17.74            142    2015
                                                                              15.09             18.35            167    2014
                                                                              17.68             15.09          1,821    2013
                                                                              17.27             17.68          3,011    2012
                                                                              13.78             17.27         11,147    2011
                                                                              12.59             13.78         12,582    2010
                                                                              13.43             12.59         18,220    2009
                                                                              11.68             13.43         18,134    2008
                                                                              10.85             11.68         32,748    2007
                                                                              10.94             10.85         29,333    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.92            $11.73         36,338    2015
                                                                              12.06             11.92         52,271    2014
                                                                              12.31             12.06         72,854    2013
                                                                              11.86             12.31         78,398    2012
                                                                              11.97             11.86         84,748    2011
                                                                              11.59             11.97        103,528    2010
                                                                              10.43             11.59        114,664    2009
                                                                              10.68             10.43        113,424    2008
                                                                              10.15             10.68        201,683    2007
                                                                               9.96             10.15        141,911    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.69            $14.47         53,166    2015
                                                                 14.37             14.69         53,281    2014
                                                                 14.95             14.37         59,855    2013
                                                                 13.91             14.95         57,886    2012
                                                                 13.69             13.91         84,078    2011
                                                                 12.92             13.69        115,427    2010
                                                                 11.55             12.92        113,619    2009
                                                                 11.24             11.55        119,777    2008
                                                                 10.55             11.24        174,256    2007
                                                                 10.36             10.55        226,955    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.06            $21.86             --    2015
                                                                 20.13             21.06             --    2014
                                                                 15.87             20.13             --    2013
                                                                 14.64             15.87             --    2012
                                                                 15.63             14.64             --    2011
                                                                 14.85             15.63             --    2010
                                                                  9.62             14.85             --    2009
                                                                 16.19              9.62             --    2008
                                                                 15.00             16.19         10,189    2007
                                                                 13.46             15.00         18,508    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $19.91            $21.67             --    2015
                                                                 18.53             19.91             --    2014
                                                                 13.78             18.53            521    2013
                                                                 12.15             13.78          4,127    2012
                                                                 12.40             12.15          5,528    2011
                                                                 11.35             12.40          6,296    2010
                                                                  8.11             11.35          7,049    2009
                                                                 13.25              8.11         12,602    2008
                                                                 12.12             13.25         11,110    2007
                                                                 12.19             12.12         13,015    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.18            $11.29          1,128    2015
                                                                 20.58             16.18          1,103    2014
                                                                 19.12             20.58            881    2013
                                                                 20.09             19.12          1,384    2012
                                                                 25.40             20.09          1,073    2011
                                                                 20.32             25.40          1,072    2010
                                                                 11.75             20.32          1,999    2009
                                                                 25.60             11.75          2,173    2008
                                                                 17.68             25.60          1,668    2007
                                                                 14.81             17.68             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.15            $24.56             --    2015
                                                                 20.10             23.15             --    2014
                                                                 15.23             20.10             --    2013
                                                                 13.30             15.23             --    2012
                                                                 13.28             13.30             --    2011
                                                                 11.43             13.28             --    2010
                                                                  7.67             11.43             --    2009
                                                                 13.46              7.67             --    2008
                                                                 11.65             13.46             --    2007
                                                                 11.24             11.65             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.21            $19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.74            $14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                        10.00              9.45            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.08            $15.45            --     2015
                                                                        14.26             15.08            --     2014
                                                                        10.43             14.26            --     2013
                                                                         9.40             10.43            --     2012
                                                                        10.27              9.40            --     2011
                                                                         8.78             10.27            --     2010
                                                                         5.42              8.78            --     2009
                                                                        10.90              5.42            --     2008
                                                                         9.55             10.90            --     2007
                                                                        10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.65            $13.44            --     2015
                                                                        13.73             14.65            --     2014
                                                                        10.35             13.73            --     2013
                                                                         8.90             10.35            --     2012
                                                                         9.29              8.90            --     2011
                                                                         8.21              9.29            --     2010
                                                                         6.54              8.21           746     2009
                                                                        10.42              6.54           843     2008
                                                                        10.91             10.42        68,818     2007
                                                                        10.00             10.91        16,152     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.20            $14.01            --     2015
                                                                        14.37             15.20            --     2014
                                                                        11.37             14.37            --     2013
                                                                        10.21             11.37            --     2012
                                                                        10.44             10.21            --     2011
                                                                         9.75             10.44            --     2010
                                                                         7.77              9.75            --     2009
                                                                        11.37              7.77            --     2008
                                                                        10.75             11.37            --     2007
                                                                        10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.28            $12.65        17,190     2015
                                                                        12.49             13.28        12,916     2014
                                                                        10.22             12.49        13,913     2013
                                                                         9.30             10.22         3,847     2012
                                                                         9.63              9.30         4,202     2011
                                                                         8.79              9.63         3,092     2010
                                                                         7.34              8.79         8,955     2009
                                                                         9.71              7.34         6,149     2008
                                                                        10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.10            $11.53        27,066     2015
                                                                        12.36             12.10        19,465     2014
                                                                        10.65             12.36        22,910     2013
                                                                         9.45             10.65        30,139     2012
                                                                        10.38              9.45        21,670     2011
                                                                         9.43             10.38        21,273     2010
                                                                         7.15              9.43        37,221     2009
                                                                        12.29              7.15        40,868     2008
                                                                        10.98             12.29        71,283     2007
                                                                        10.00             10.98        48,530     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $10.99            $ 9.60             --    2015
                                                                     10.56             10.99             --    2014
                                                                      8.10             10.56             --    2013
                                                                      7.04              8.10             --    2012
                                                                      7.45              7.04             --    2011
                                                                      7.12              7.45             --    2010
                                                                      4.93              7.12             --    2009
                                                                     10.48              4.93             --    2008
                                                                     10.58             10.48             --    2007
                                                                     10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.41            $11.30          1,147    2015
                                                                     10.89             11.41          1,374    2014
                                                                      9.58             10.89          1,585    2013
                                                                      8.64              9.58          1,806    2012
                                                                      9.11              8.64          2,084    2011
                                                                      8.45              9.11          2,305    2010
                                                                      6.94              8.45          2,593    2009
                                                                     10.17              6.94         10,008    2008
                                                                     10.00             10.17          1,949    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $10.91            $10.96             --    2015
                                                                     10.65             10.91             --    2014
                                                                      8.86             10.65             --    2013
                                                                      8.00              8.86             --    2012
                                                                     10.68              8.00             --    2011
                                                                      9.20             10.68             --    2010
                                                                      6.15              9.20             --    2009
                                                                     11.96              6.15             --    2008
                                                                     10.20             11.96             --    2007
                                                                     10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $14.24            $14.12             --    2015
                                                                     13.32             14.24             --    2014
                                                                     10.12             13.32             --    2013
                                                                      8.83             10.12             --    2012
                                                                      8.51              8.83             --    2011
                                                                      7.71              8.51             --    2010
                                                                      6.55              7.71             --    2009
                                                                     11.30              6.55             --    2008
                                                                     11.02             11.30             --    2007
                                                                     10.00             11.02             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 6.81            $ 6.83         45,821    2015
                                                                      7.45              6.81         45,501    2014
                                                                      6.21              7.45         37,969    2013
                                                                      5.56              6.21         87,693    2012
                                                                      7.05              5.56         73,123    2011
                                                                      6.91              7.05         62,549    2010
                                                                      5.26              6.91         68,628    2009
                                                                     11.52              5.26         75,147    2008
                                                                     11.16             11.52        176,967    2007
                                                                     10.00             11.16        111,337    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $14.88            $16.14             --    2015
                                                                     13.37             14.88             --    2014
                                                                      9.98             13.37             --    2013
                                                                      8.74              9.98             --    2012
                                                                      9.29              8.74             --    2011
                                                                      8.65              9.29             --    2010
                                                                      6.45              8.65             --    2009
                                                                     10.96              6.45             --    2008
                                                                      9.86             10.96             --    2007
                                                                     10.00              9.86             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $15.97            $15.38             --    2015
                                                                     16.68             15.97          9,991    2014
                                                                     11.73             16.68             --    2013
                                                                     10.46             11.73             --    2012
                                                                     10.26             10.46             --    2011
                                                                      7.68             10.26             --    2010
                                                                      5.56              7.68          2,246    2009
                                                                     10.45              5.56          2,556    2008
                                                                      9.40             10.45             --    2007
                                                                     10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.02            $11.46          5,450    2015
                                                                     11.89             12.02         32,559    2014
                                                                     13.29             11.89         38,299    2013
                                                                     12.65             13.29         39,699    2012
                                                                     11.58             12.65         40,191    2011
                                                                     11.26             11.58         47,187    2010
                                                                     10.45             11.26         80,469    2009
                                                                     10.86             10.45         70,691    2008
                                                                     10.14             10.86             --    2007
                                                                     10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $14.64            $13.44             --    2015
                                                                     13.65             14.64             --    2014
                                                                     10.14             13.65             --    2013
                                                                      9.11             10.14             --    2012
                                                                      9.58              9.11             --    2011
                                                                      8.71              9.58             --    2010
                                                                      6.80              8.71             --    2009
                                                                     11.03              6.80             --    2008
                                                                     11.11             11.03             --    2007
                                                                     10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.44            $13.01        214,349    2015
                                                                     13.48             13.44        243,892    2014
                                                                     12.05             13.48        271,202    2013
                                                                     11.20             12.05        336,514    2012
                                                                     11.89             11.20        388,307    2011
                                                                     11.07             11.89        407,328    2010
                                                                      9.36             11.07        442,080    2009
                                                                     11.92              9.36        427,117    2008
                                                                     10.44             11.92        504,442    2007
                                                                     10.00             10.44        276,579    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $14.01            $14.05            --     2015
                                                                         12.57             14.01            --     2014
                                                                          9.62             12.57            --     2013
                                                                          8.57              9.62            --     2012
                                                                          8.56              8.57            --     2011
                                                                          7.61              8.56            --     2010
                                                                          6.14              7.61            --     2009
                                                                         10.63              6.14            --     2008
                                                                         10.06             10.63            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.33            $12.15            --     2015
                                                                         12.97             13.33            --     2014
                                                                          9.33             12.97            --     2013
                                                                          8.43              9.33            --     2012
                                                                          8.85              8.43            --     2011
                                                                          7.05              8.85            --     2010
                                                                          5.63              7.05            --     2009
                                                                          9.63              5.63            --     2008
                                                                          9.96              9.63            --     2007
                                                                         10.00              9.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.62            $ 9.41        26,486     2015
                                                                         10.37              9.62        16,313     2014
                                                                          8.81             10.37        18,120     2013
                                                                          7.66              8.81        24,494     2012
                                                                          9.34              7.66        26,517     2011
                                                                          8.40              9.34        23,590     2010
                                                                          6.22              8.40        27,985     2009
                                                                         12.35              6.22        31,814     2008
                                                                         10.56             12.35        70,901     2007
                                                                         10.00             10.56        59,477     2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $15.13            $15.12            --     2015
                                                                         14.14             15.13            --     2014
                                                                         10.66             14.14            --     2013
                                                                          9.71             10.66            --     2012
                                                                         10.20              9.71            --     2011
                                                                          8.58             10.20            --     2010
                                                                          6.93              8.58         3,031     2009
                                                                         11.70              6.93         3,012     2008
                                                                         10.18             11.70            --     2007
                                                                         10.00             10.18            --     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.45            $11.08        11,266     2015
                                                                         11.64             11.45        27,429     2014
                                                                         11.46             11.64        31,504     2013
                                                                         10.92             11.46        27,784     2012
                                                                         10.88             10.92            --     2011
                                                                         10.20             10.88            58     2010
                                                                          7.23             10.20        22,994     2009
                                                                         10.14              7.23        26,023     2008
                                                                         10.20             10.14        57,686     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.40            $14.66             --    2015
                                                                         15.38             15.40             --    2014
                                                                         14.73             15.38             --    2013
                                                                         13.18             14.73             --    2012
                                                                         12.84             13.18             --    2011
                                                                         11.48             12.84             --    2010
                                                                          7.70             11.48             --    2009
                                                                         10.65              7.70             --    2008
                                                                         10.56             10.65             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.24            $14.78             --    2015
                                                                         13.30             14.24             --    2014
                                                                          9.74             13.30             --    2013
                                                                          8.51              9.74             --    2012
                                                                         10.06              8.51         36,074    2011
                                                                          8.73             10.06         33,034    2010
                                                                          6.92              8.73         28,461    2009
                                                                         12.17              6.92         29,872    2008
                                                                         10.32             12.17             --    2007
                                                                         10.00             10.32             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.68            $14.40        110,048    2015
                                                                         13.64             14.68        124,319    2014
                                                                         11.69             13.64        188,918    2013
                                                                         10.41             11.69        162,486    2012
                                                                         11.07             10.41        205,572    2011
                                                                          9.61             11.07        232,046    2010
                                                                          7.10              9.61        235,807    2009
                                                                         11.03              7.10        251,603    2008
                                                                         10.38             11.03        272,087    2007
                                                                         10.00             10.38        238,752    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.06            $14.79         50,587    2015
                                                                         13.79             15.06         62,913    2014
                                                                         10.77             13.79         88,612    2013
                                                                          9.48             10.77        128,359    2012
                                                                          9.97              9.48             --    2011
                                                                          8.72              9.97             --    2010
                                                                          6.58              8.72            708    2009
                                                                         11.74              6.58            842    2008
                                                                         10.24             11.74         62,235    2007
                                                                         10.00             10.24         34,100    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.48            $15.29             --    2015
                                                                         14.30             15.48             --    2014
                                                                         10.58             14.30             --    2013
                                                                          8.85             10.58             --    2012
                                                                          9.30              8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.97            $12.15        25,806     2015
                                                                  12.23             12.97        30,394     2014
                                                                   9.78             12.23        45,978     2013
                                                                   8.55              9.78        65,083     2012
                                                                   8.68              8.55            --     2011
                                                                   7.72              8.68            --     2010
                                                                   6.08              7.72           635     2009
                                                                  10.87              6.08           732     2008
                                                                  10.98             10.87        53,333     2007
                                                                  10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.69            $14.00            --     2015
                                                                  13.63             14.69            --     2014
                                                                  10.46             13.63            --     2013
                                                                   9.04             10.46            --     2012
                                                                   9.12              9.04            --     2011
                                                                   8.14              9.12            --     2010
                                                                   6.55              8.14            --     2009
                                                                  11.53              6.55            --     2008
                                                                  10.55             11.53            --     2007
                                                                  10.00             10.55            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.69            $16.17        19,308     2015
                                                                  14.33             15.69        10,074     2014
                                                                  10.65             14.33        13,147     2013
                                                                  10.00             10.65        19,967     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.39            $16.09            --     2015
                                                                  14.18             15.39            --     2014
                                                                  10.66             14.18            --     2013
                                                                   9.53             10.66            --     2012
                                                                   9.74              9.53            --     2011
                                                                   8.04              9.74            --     2010
                                                                   6.43              8.04            --     2009
                                                                  12.47              6.43            --     2008
                                                                  10.07             12.47            --     2007
                                                                  10.00             10.07            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.07            $11.70        64,000     2015
                                                                  11.68             12.07        45,582     2014
                                                                  12.20             11.68        62,469     2013
                                                                  11.81             12.20        78,106     2012
                                                                  11.28             11.81            --     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73           456     2009
                                                                  10.06              9.50           451     2008
                                                                  10.00             10.06        58,415     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.08            $14.51        17,087     2015
                                                                  14.54             15.08        36,782     2014
                                                                  10.94             14.54        38,993     2013
                                                                   9.77             10.94        58,700     2012
                                                                  11.20              9.77            --     2011
                                                                   8.91             11.20            --     2010
                                                                   6.52              8.91           278     2009
                                                                  11.04              6.52           339     2008
                                                                   9.78             11.04        26,545     2007
                                                                  10.00              9.78            --     2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.45            $13.68              --   2015
                                                                         13.87             14.45              --   2014
                                                                         10.90             13.87              --   2013
                                                                          8.77             10.90              --   2012
                                                                          9.86              8.77              --   2011
                                                                          7.98              9.86              --   2010
                                                                          5.19              7.98              --   2009
                                                                         10.90              5.19              --   2008
                                                                         10.57             10.90              --   2007
                                                                         10.00             10.57              --   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.27            $10.34          28,779   2015
                                                                         11.20             11.27          39,237   2014
                                                                          9.26             11.20          41,226   2013
                                                                          8.21              9.26          44,512   2012
                                                                          8.52              8.21          47,687   2011
                                                                          7.90              8.52          50,685   2010
                                                                          6.20              7.90          25,798   2009
                                                                          9.89              6.20          38,189   2008
                                                                         10.00              9.89          30,853   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.18            $12.89         558,068   2015
                                                                         13.86             14.18         665,777   2014
                                                                         12.44             13.86         741,743   2013
                                                                         11.29             12.44         900,106   2012
                                                                         11.27             11.29       1,048,230   2011
                                                                         10.23             11.27       1,174,906   2010
                                                                          7.71             10.23       1,339,463   2009
                                                                         11.21              7.71       1,581,950   2008
                                                                         11.05             11.21       1,701,507   2007
                                                                         10.00             11.05       1,009,911   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.88            $11.98              --   2015
                                                                         12.30             12.88              --   2014
                                                                          9.80             12.30              --   2013
                                                                          8.77              9.80              --   2012
                                                                          9.06              8.77          35,356   2011
                                                                          8.33              9.06          36,419   2010
                                                                          6.76              8.33          71,845   2009
                                                                         10.99              6.76          72,712   2008
                                                                         10.86             10.99              --   2007
                                                                         10.00             10.86          32,419   2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.95            $10.02              --   2015
                                                                         11.52             10.95              --   2014
                                                                          9.01             11.52              --   2013
                                                                          7.61              9.01              --   2012
                                                                          8.36              7.61              --   2011
                                                                          7.96              8.36              --   2010
                                                                          6.21              7.96           2,187   2009
                                                                         11.01              6.21           2,246   2008
                                                                         11.00             11.01              --   2007
                                                                         10.00             11.00              --   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $15.61            $14.57            --     2015
                                                         14.32             15.61            --     2014
                                                         11.00             14.32            --     2013
                                                          9.92             11.00            --     2012
                                                         10.30              9.92            --     2011
                                                          9.44             10.30            --     2010
                                                          7.70              9.44            --     2009
                                                         11.74              7.70            --     2008
                                                         10.90             11.74            --     2007
                                                         10.00             10.90            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.73            $11.43            --     2015
                                                         11.41             11.73            --     2014
                                                         11.83             11.41            --     2013
                                                         11.44             11.83            --     2012
                                                         10.91             11.44            --     2011
                                                         10.37             10.91            --     2010
                                                          9.83             10.37            --     2009
                                                         10.60              9.83            --     2008
                                                         10.34             10.60            --     2007
                                                         10.00             10.34        84,496     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $16.85            $17.02            --     2015
                                                         15.11             16.85            --     2014
                                                         11.45             15.11            --     2013
                                                          9.69             11.45            --     2012
                                                          9.86              9.69            --     2011
                                                          9.03              9.86            --     2010
                                                          6.66              9.03            --     2009
                                                         10.74              6.66            --     2008
                                                         10.43             10.74            --     2007
                                                         10.00             10.43            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.85            $17.23         7,400     2015
                                                         13.06             16.85         9,396     2014
                                                         13.02             13.06        21,069     2013
                                                         11.40             13.02         8,296     2012
                                                         10.61             11.40         9,236     2011
                                                          8.41             10.61        10,514     2010
                                                          6.34              8.41        13,737     2009
                                                         10.13              6.34        15,895     2008
                                                         12.16             10.13            --     2007
                                                         10.00             12.16            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $15.21            $15.03            --     2015
                                                         13.73             15.21            --     2014
                                                         10.64             13.73            --     2013
                                                          9.40             10.64            --     2012
                                                          9.45              9.40            --     2011
                                                          8.41              9.45            --     2010
                                                          6.81              8.41         2,495     2009
                                                         11.13              6.81         2,547     2008
                                                         10.83             11.13        39,093     2007
                                                         10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $14.85            $13.92              --   2015
                                                             14.63             14.85              --   2014
                                                             10.93             14.63              --   2013
                                                              9.75             10.93              --   2012
                                                              9.67              9.75              --   2011
                                                              7.76              9.67              --   2010
                                                              6.06              7.76              --   2009
                                                              9.93              6.06              --   2008
                                                              9.92              9.93              --   2007
                                                             10.00              9.92              --   2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $12.04            $11.62         899,556   2015
                                                             11.72             12.04       1,075,172   2014
                                                             10.45             11.72       1,223,905   2013
                                                              9.52             10.45       1,592,801   2012
                                                             10.04              9.52       1,812,067   2011
                                                              9.39             10.04       1,983,952   2010
                                                              7.96              9.39       2,239,352   2009
                                                             11.53              7.96       2,340,676   2008
                                                             10.57             11.53       2,520,805   2007
                                                             10.00             10.57       1,470,102   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $15.38            $14.70              --   2015
                                                             13.95             15.38              --   2014
                                                             10.65             13.95              --   2013
                                                              9.40             10.65              --   2012
                                                              9.90              9.40              --   2011
                                                              9.18              9.90              --   2010
                                                              7.13              9.18              --   2009
                                                             11.41              7.13              --   2008
                                                             10.80             11.41              --   2007
                                                             10.00             10.80              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.48            $ 9.27          21,350   2015
                                                              9.69              9.48          54,571   2014
                                                              9.91              9.69          18,779   2013
                                                             10.00              9.91          42,830   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $16.48            $16.18          61,617   2015
                                                             15.57             16.48          55,401   2014
                                                             13.29             15.57          64,561   2013
                                                             11.98             13.29          61,883   2012
                                                             12.09             11.98          65,474   2011
                                                             11.43             12.09          55,387   2010
                                                              9.31             11.43          57,044   2009
                                                             11.34              9.31          53,180   2008
                                                             10.51             11.34          48,628   2007
                                                             10.00             10.51          18,417   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $16.88            $18.48          10,131   2015
                                                             15.91             16.88          14,061   2014
                                                             12.43             15.91          17,798   2013
                                                             10.26             12.43          25,758   2012
                                                             11.27             10.26          19,906   2011
                                                             10.83             11.27          19,512   2010
                                                              7.58             10.83          64,345   2009
                                                             13.92              7.58          75,833   2008
                                                             10.42             13.92          52,973   2007
                                                             10.00             10.42          41,685   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $18.42            $17.67            --     2015
                                                                                  15.69             18.42            --     2014
                                                                                  10.89             15.69            --     2013
                                                                                   9.40             10.89            --     2012
                                                                                   9.40              9.40            --     2011
                                                                                   7.71              9.40            --     2010
                                                                                   5.87              7.71            --     2009
                                                                                  10.11              5.87            --     2008
                                                                                  10.30             10.11            --     2007
                                                                                  10.00             10.30            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.34            $12.47        11,017     2015
                                                                                  12.02             13.34         5,586     2014
                                                                                   9.78             12.02         7,717     2013
                                                                                   8.77              9.78        17,008     2012
                                                                                   8.32              8.77        17,652     2011
                                                                                   7.59              8.32        12,307     2010
                                                                                   6.33              7.59        13,679     2009
                                                                                   9.95              6.33        13,798     2008
                                                                                  10.00              9.95        23,374     2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.42            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $15.49            $15.15            --     2015
                                                                                  14.31             15.49            --     2014
                                                                                  11.11             14.31            --     2013
                                                                                   9.56             11.11            --     2012
                                                                                  10.01              9.56            --     2011
                                                                                   9.23             10.01            --     2010
                                                                                   7.46              9.23            --     2009
                                                                                  11.43              7.46            --     2008
                                                                                  10.62             11.43            --     2007
                                                                                  10.00             10.62            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.46            $13.09        56,557     2015
                                                                                  12.72             13.46        50,203     2014
                                                                                  10.95             12.72        54,870     2013
                                                                                  10.10             10.95        68,667     2012
                                                                                  10.16             10.10        68,638     2011
                                                                                   9.48             10.16        76,123     2010
                                                                                   8.23              9.48        77,019     2009
                                                                                  10.83              8.23        71,994     2008
                                                                                  10.66             10.83        92,152     2007
                                                                                  10.00             10.66        43,359     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $19.83            $16.53            --     2015
                                                                                  18.03             19.83            --     2014
                                                                                  15.33             18.03            --     2013
                                                                                  13.85             15.33            --     2012
                                                                                  13.30             13.85            --     2011
                                                                                  11.98             13.30            --     2010
                                                                                   9.22             11.98            --     2009
                                                                                  15.15              9.22            --     2008
                                                                                  12.15             15.15            --     2007
                                                                                  10.00             12.15            --     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.84            $13.98             --    2015
                                                                          12.29             13.84             --    2014
                                                                           9.71             12.29             --    2013
                                                                           8.73              9.71             --    2012
                                                                           9.05              8.73             --    2011
                                                                           8.47              9.05             --    2010
                                                                           6.01              8.47             --    2009
                                                                          11.31              6.01             --    2008
                                                                          10.16             11.31             --    2007
                                                                          10.00             10.16             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.87            $ 9.71         32,537    2015
                                                                           9.35              9.87         35,499    2014
                                                                           8.47              9.35         48,384    2013
                                                                           7.73              8.47         62,649    2012
                                                                           7.87              7.73         69,690    2011
                                                                           7.14              7.87         54,170    2010
                                                                           6.00              7.14         57,725    2009
                                                                          10.89              6.00         67,320    2008
                                                                          10.76             10.89         49,177    2007
                                                                          10.00             10.76         23,000    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.18            $12.67             --    2015
                                                                          11.81             12.18             --    2014
                                                                           8.90             11.81             --    2013
                                                                           7.83              8.90             --    2012
                                                                           7.94              7.83             --    2011
                                                                           6.39              7.94             --    2010
                                                                           4.94              6.39             --    2009
                                                                           9.94              4.94             --    2008
                                                                           9.59              9.94             --    2007
                                                                          10.00              9.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.94            $13.12         19,081    2015
                                                                          12.97             12.94         24,064    2014
                                                                          10.44             12.97         21,833    2013
                                                                           8.83             10.44         30,774    2012
                                                                           9.87              8.83         34,755    2011
                                                                           8.72              9.87         33,385    2010
                                                                           6.40              8.72         41,221    2009
                                                                          10.96              6.40         47,113    2008
                                                                          10.57             10.96             --    2007
                                                                          10.00             10.57             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.29            $14.41         26,000    2015
                                                                          13.23             14.29         33,029    2014
                                                                          10.29             13.23         42,723    2013
                                                                           9.03             10.29         62,103    2012
                                                                           9.26              9.03        137,162    2011
                                                                           8.17              9.26        142,712    2010
                                                                           6.53              8.17         97,481    2009
                                                                          10.88              6.53        102,667    2008
                                                                          10.68             10.88             --    2007
                                                                          10.00             10.68         73,939    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.43            $14.17         17,549    2015
                                                                              14.13             15.43         20,670    2014
                                                                              10.27             14.13         40,071    2013
                                                                               8.93             10.27         63,124    2012
                                                                               9.35              8.93         69,059    2011
                                                                               7.77              9.35         70,256    2010
                                                                               5.80              7.77         15,350    2009
                                                                               9.57              5.80         17,504    2008
                                                                               9.93              9.57         45,411    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.72            $11.30             --    2015
                                                                              12.95             12.72             --    2014
                                                                              13.23             12.95             --    2013
                                                                              11.78             13.23             --    2012
                                                                              11.82             11.78             --    2011
                                                                              10.69             11.82             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.95              9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.39            $13.85         22,648    2015
                                                                              14.24             14.39         16,489    2014
                                                                              13.77             14.24         12,894    2013
                                                                              12.32             13.77         15,425    2012
                                                                              12.19             12.32         24,988    2011
                                                                              10.89             12.19         26,947    2010
                                                                               7.94             10.89         21,085    2009
                                                                              10.61              7.94         24,671    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48         33,496    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.54            $16.92             --    2015
                                                                              14.46             17.54             --    2014
                                                                              16.99             14.46             --    2013
                                                                              16.63             16.99             --    2012
                                                                              13.30             16.63             --    2011
                                                                              12.19             13.30             --    2010
                                                                              13.04             12.19         18,715    2009
                                                                              11.36             13.04         14,646    2008
                                                                              10.59             11.36         52,192    2007
                                                                              10.00             10.59         32,657    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.73            $11.51         27,163    2015
                                                                              11.90             11.73         86,814    2014
                                                                              12.18             11.90         92,149    2013
                                                                              11.77             12.18        104,450    2012
                                                                              11.90             11.77        103,852    2011
                                                                              11.55             11.90        110,075    2010
                                                                              10.43             11.55        159,738    2009
                                                                              10.70             10.43        146,034    2008
                                                                              10.20             10.70        329,068    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.07            $13.83         67,719    2015
                                                                 13.80             14.07         44,638    2014
                                                                 14.39             13.80         59,466    2013
                                                                 13.43             14.39         66,325    2012
                                                                 13.25             13.43         76,162    2011
                                                                 12.53             13.25         82,532    2010
                                                                 11.24             12.53         48,328    2009
                                                                 10.97             11.24         44,359    2008
                                                                 10.31             10.97         53,761    2007
                                                                 10.00             10.31        168,995    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.50            $15.01             --    2015
                                                                 13.90             14.50             --    2014
                                                                 10.99             13.90             --    2013
                                                                 10.15             10.99             --    2012
                                                                 10.87             10.15             --    2011
                                                                 10.35             10.87             --    2010
                                                                  6.73             10.35            482    2009
                                                                 11.35              6.73            657    2008
                                                                 10.54             11.35         51,024    2007
                                                                 10.00             10.54         74,431    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.09            $17.47             --    2015
                                                                 15.01             16.09             --    2014
                                                                 11.20             15.01             --    2013
                                                                  9.89             11.20             --    2012
                                                                 10.12              9.89             --    2011
                                                                  9.29             10.12             --    2010
                                                                  6.66              9.29             --    2009
                                                                 10.91              6.66             --    2008
                                                                 10.00             10.91             --    2007
                                                                 10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.57            $ 5.96         10,262    2015
                                                                 10.92              8.57          9,358    2014
                                                                 10.17             10.92          8,552    2013
                                                                 10.72             10.17         10,529    2012
                                                                 13.59             10.72             --    2011
                                                                 10.90             13.59             24    2010
                                                                  6.32             10.90         10,785    2009
                                                                 13.80              6.32         15,865    2008
                                                                  9.55             13.80         10,928    2007
                                                                 10.00              9.55             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $19.91            $21.08             --    2015
                                                                 17.33             19.91             --    2014
                                                                 13.17             17.33             --    2013
                                                                 11.53             13.17             --    2012
                                                                 11.54             11.53             --    2011
                                                                  9.96             11.54             --    2010
                                                                  6.70              9.96             --    2009
                                                                 11.79              6.70             --    2008
                                                                 10.23             11.79             --    2007
                                                                 10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.99            $18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.69            $14.05            --     2015
                                                                        12.92             13.69            --     2014
                                                                         9.44             12.92            --     2013
                                                                        10.00              9.44            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.34            $12.23            --     2015
                                                                        12.51             13.34            --     2014
                                                                         9.44             12.51         1,513     2013
                                                                         8.13              9.44         1,800     2012
                                                                         8.50              8.13         3,667     2011
                                                                         7.52              8.50         3,718     2010
                                                                         5.99              7.52         3,820     2009
                                                                         9.55              5.99         3,890     2008
                                                                        10.01              9.55        55,058     2007
                                                                        10.00             10.01            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.98            $12.87            --     2015
                                                                        13.23             13.98            --     2014
                                                                        10.48             13.23            --     2013
                                                                         9.42             10.48            --     2012
                                                                         9.64              9.42            --     2011
                                                                         9.01              9.64            --     2010
                                                                         7.19              9.01            --     2009
                                                                        10.53              7.19            --     2008
                                                                         9.97             10.53            --     2007
                                                                        10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.18            $12.54        18,091     2015
                                                                        12.40             13.18        12,124     2014
                                                                        10.16             12.40         7,734     2013
                                                                         9.26             10.16         6,641     2012
                                                                         9.60              9.26        14,278     2011
                                                                         8.77              9.60        12,757     2010
                                                                         7.33              8.77        13,798     2009
                                                                         9.70              7.33        15,084     2008
                                                                        10.00              9.70        16,064     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $11.06            $10.52        30,229     2015
                                                                        11.31             11.06        19,454     2014
                                                                         9.75             11.31        23,055     2013
                                                                         8.66              9.75        24,386     2012
                                                                         9.53              8.66        20,668     2011
                                                                         8.66              9.53        22,728     2010
                                                                         6.57              8.66        31,557     2009
                                                                        11.31              6.57        34,988     2008
                                                                        10.12             11.31        56,885     2007
                                                                        10.00             10.12            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares            $10.30            $ 8.99            --     2015
                                                                         9.91             10.30            --     2014
                                                                         7.61              9.91            --     2013
                                                                         6.62              7.61            --     2012
                                                                         7.01              6.62            --     2011
                                                                         6.71              7.01            --     2010
                                                                         4.65              6.71            --     2009
                                                                         9.90              4.65            --     2008
                                                                         9.99              9.90            --     2007
                                                                        10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.32            $11.21         33,946    2015
                                                            10.82             11.32         15,402    2014
                                                             9.53             10.82         16,928    2013
                                                             8.60              9.53         26,371    2012
                                                             9.08              8.60         29,554    2011
                                                             8.43              9.08         30,395    2010
                                                             6.93              8.43         31,636    2009
                                                            10.16              6.93         32,542    2008
                                                            10.00             10.16         25,145    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.55            $10.58             --    2015
                                                            10.30             10.55             --    2014
                                                             8.58             10.30             --    2013
                                                             7.76              8.58             --    2012
                                                            10.36              7.76             --    2011
                                                             8.95             10.36             --    2010
                                                             5.98              8.95             --    2009
                                                            11.65              5.98             --    2008
                                                             9.95             11.65             --    2007
                                                            10.00              9.95             --    2006
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $12.82            $12.71             --    2015
                                                            12.01             12.82             --    2014
                                                             9.13             12.01             --    2013
                                                             7.97              9.13             --    2012
                                                             7.69              7.97             --    2011
                                                             6.98              7.69             --    2010
                                                             5.94              6.98             --    2009
                                                            10.25              5.94             --    2008
                                                            10.00             10.25             --    2007
                                                            10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.13            $ 6.13         51,934    2015
                                                             6.71              6.13         46,347    2014
                                                             5.59              6.71         43,350    2013
                                                             5.01              5.59         74,392    2012
                                                             6.37              5.01         73,131    2011
                                                             6.25              6.37         70,062    2010
                                                             4.76              6.25         63,622    2009
                                                            10.43              4.76         70,718    2008
                                                            10.12             10.43        143,785    2007
                                                            10.00             10.12             --    2006
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $14.86            $16.09             --    2015
                                                            13.36             14.86             --    2014
                                                             9.98             13.36             --    2013
                                                             8.75              9.98             --    2012
                                                             9.31              8.75             --    2011
                                                             8.68              9.31             --    2010
                                                             6.48              8.68             --    2009
                                                            11.02              6.48             --    2008
                                                             9.93             11.02             --    2007
                                                            10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $17.03            $16.38             --    2015
                                                                     17.80             17.03          8,519    2014
                                                                     12.54             17.80             --    2013
                                                                     11.18             12.54             --    2012
                                                                     10.98             11.18             --    2011
                                                                      8.23             10.98             --    2010
                                                                      5.96              8.23             --    2009
                                                                     11.23              5.96             --    2008
                                                                     10.11             11.23             --    2007
                                                                     10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.68            $11.13          5,833    2015
                                                                     11.57             11.68         30,833    2014
                                                                     12.94             11.57         33,413    2013
                                                                     12.34             12.94         27,716    2012
                                                                     11.30             12.34         29,159    2011
                                                                     11.00             11.30         39,250    2010
                                                                     10.22             11.00         57,603    2009
                                                                     10.63             10.22         51,195    2008
                                                                      9.93             10.63             --    2007
                                                                     10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $13.08            $12.00             --    2015
                                                                     12.21             13.08             --    2014
                                                                      9.08             12.21             --    2013
                                                                      8.17              9.08             --    2012
                                                                      8.60              8.17             --    2011
                                                                      7.82              8.60             --    2010
                                                                      6.12              7.82             --    2009
                                                                      9.93              6.12             --    2008
                                                                     10.01              9.93             --    2007
                                                                     10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $12.80            $12.38        263,056    2015
                                                                     12.85             12.80        304,464    2014
                                                                     11.49             12.85        382,775    2013
                                                                     10.70             11.49        424,832    2012
                                                                     11.36             10.70        432,836    2011
                                                                     10.60             11.36        416,338    2010
                                                                      8.97             10.60        435,383    2009
                                                                     11.43              8.97        450,631    2008
                                                                     10.02             11.43        483,560    2007
                                                                     10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $13.72            $13.75             --    2015
                                                                     12.33             13.72             --    2014
                                                                      9.44             12.33             --    2013
                                                                      8.42              9.44             --    2012
                                                                      8.42              8.42             --    2011
                                                                      7.49              8.42             --    2010
                                                                      6.05              7.49             --    2009
                                                                     10.48              6.05             --    2008
                                                                      9.93             10.48             --    2007
                                                                     10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.38            $12.19            --     2015
                                                                         13.04             13.38            --     2014
                                                                          9.39             13.04            --     2013
                                                                          8.49              9.39            --     2012
                                                                          8.92              8.49            --     2011
                                                                          7.11              8.92            --     2010
                                                                          5.69              7.11            --     2009
                                                                          9.73              5.69            --     2008
                                                                         10.08              9.73            --     2007
                                                                         10.00             10.08            --     2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.24            $ 9.03        28,189     2015
                                                                          9.97              9.24        15,518     2014
                                                                          8.47              9.97        18,147     2013
                                                                          7.37              8.47        19,619     2012
                                                                          9.01              7.37        24,061     2011
                                                                          8.10              9.01        23,966     2010
                                                                          6.01              8.10        23,688     2009
                                                                         11.95              6.01        27,308     2008
                                                                         10.22             11.95        53,779     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $14.80            $14.77            --     2015
                                                                         13.84             14.80            --     2014
                                                                         10.44             13.84            --     2013
                                                                          9.52             10.44            --     2012
                                                                         10.01              9.52            --     2011
                                                                          8.43             10.01            --     2010
                                                                          6.81              8.43            --     2009
                                                                         11.52              6.81            --     2008
                                                                         10.04             11.52            --     2007
                                                                         10.00             10.04            --     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.14            $10.78        12,047     2015
                                                                         11.34             11.14        25,870     2014
                                                                         11.18             11.34        28,697     2013
                                                                         10.66             11.18        20,525     2012
                                                                         10.64             10.66         2,201     2011
                                                                          9.98             10.64         2,276     2010
                                                                          7.08              9.98        18,345     2009
                                                                          9.94              7.08        20,798     2008
                                                                         10.02              9.94        43,223     2007
                                                                         10.00             10.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                   $14.52            $13.80            --     2015
                                                                         14.51             14.52            --     2014
                                                                         13.91             14.51            --     2013
                                                                         12.46             13.91            --     2012
                                                                         12.15             12.46            --     2011
                                                                         10.88             12.15            --     2010
                                                                          7.30             10.88            --     2009
                                                                         10.11              7.30            --     2008
                                                                         10.03             10.11            --     2007
                                                                         10.00             10.03            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $13.70            $14.21             --    2015
                                                                         12.81             13.70             --    2014
                                                                          9.39             12.81             --    2013
                                                                          8.21              9.39             --    2012
                                                                          9.72              8.21         26,367    2011
                                                                          8.45              9.72         27,684    2010
                                                                          6.70              8.45         18,986    2009
                                                                         11.80              6.70         20,313    2008
                                                                         10.01             11.80             --    2007
                                                                         10.00             10.01             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $13.99            $13.72         69,673    2015
                                                                         13.02             13.99         74,010    2014
                                                                         11.17             13.02         77,814    2013
                                                                          9.96             11.17         86,643    2012
                                                                         10.60              9.96         95,435    2011
                                                                          9.21             10.60        110,932    2010
                                                                          6.81              9.21        121,410    2009
                                                                         10.59              6.81        143,401    2008
                                                                          9.97             10.59        146,120    2007
                                                                         10.00              9.97             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.54            $14.26         53,485    2015
                                                                         13.33             14.54         59,337    2014
                                                                         10.42             13.33         78,470    2013
                                                                          9.18             10.42         91,764    2012
                                                                          9.66              9.18          3,188    2011
                                                                          8.46              9.66          3,265    2010
                                                                          6.39              8.46          3,429    2009
                                                                         11.42              6.39          3,604    2008
                                                                          9.96             11.42         46,828    2007
                                                                         10.00              9.96             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.15            $14.95             --    2015
                                                                         14.01             15.15             --    2014
                                                                         10.38             14.01             --    2013
                                                                          8.69             10.38             --    2012
                                                                          9.14              8.69             --    2011
                                                                          7.93              9.14             --    2010
                                                                          5.98              7.93             --    2009
                                                                         10.44              5.98             --    2008
                                                                         10.01             10.44             --    2007
                                                                         10.00             10.01             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.74            $10.98         28,995    2015
                                                                         11.08             11.74         30,590    2014
                                                                          8.87             11.08         44,069    2013
                                                                          7.76              8.87         50,247    2012
                                                                          7.89              7.76          3,085    2011
                                                                          7.02              7.89          3,241    2010
                                                                          5.54              7.02          3,240    2009
                                                                          9.91              5.54          3,365    2008
                                                                         10.02              9.91         42,874    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $13.75            $13.09            --     2015
                                                                  12.76             13.75            --     2014
                                                                   9.80             12.76            --     2013
                                                                   8.49              9.80            --     2012
                                                                   8.57              8.49            --     2011
                                                                   7.66              8.57            --     2010
                                                                   6.17              7.66            --     2009
                                                                  10.87              6.17            --     2008
                                                                   9.95             10.87            --     2007
                                                                  10.00              9.95            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.64            $16.10        19,786     2015
                                                                  14.30             15.64         9,208     2014
                                                                  10.64             14.30        11,043     2013
                                                                  10.00             10.64        13,601     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $14.97            $15.63            --     2015
                                                                  13.80             14.97            --     2014
                                                                  10.39             13.80            --     2013
                                                                   9.29             10.39            --     2012
                                                                   9.51              9.29            --     2011
                                                                   7.86              9.51            --     2010
                                                                   6.29              7.86            --     2009
                                                                  12.22              6.29            --     2008
                                                                   9.87             12.22            --     2007
                                                                  10.00              9.87            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.97            $11.60        67,324     2015
                                                                  11.60             11.97        42,220     2014
                                                                  12.13             11.60        54,632     2013
                                                                  11.76             12.13        54,484     2012
                                                                  11.24             11.76         2,010     2011
                                                                  10.70             11.24         2,133     2010
                                                                   9.48             10.70         2,106     2009
                                                                  10.05              9.48         1,790     2008
                                                                  10.00             10.05        42,992     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.19            $14.60        17,336     2015
                                                                  14.67             15.19        33,211     2014
                                                                  11.05             14.67        32,905     2013
                                                                   9.87             11.05        40,059     2012
                                                                  11.33              9.87         1,150     2011
                                                                   9.02             11.33         1,079     2010
                                                                   6.61              9.02         1,260     2009
                                                                  11.20              6.61         1,422     2008
                                                                   9.94             11.20        19,126     2007
                                                                  10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $13.56            $12.82            --     2015
                                                                  13.03             13.56            --     2014
                                                                  10.24             13.03            --     2013
                                                                   8.25             10.24            --     2012
                                                                   9.28              8.25            --     2011
                                                                   7.52              9.28            --     2010
                                                                   4.90              7.52            --     2009
                                                                  10.29              4.90            --     2008
                                                                   9.99             10.29            --     2007
                                                                  10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.18            $10.25        239,810    2015
                                                                         11.13             11.18        299,654    2014
                                                                          9.20             11.13        324,283    2013
                                                                          8.17              9.20        349,934    2012
                                                                          8.49              8.17        389,162    2011
                                                                          7.88              8.49        380,828    2010
                                                                          6.20              7.88        437,647    2009
                                                                          9.89              6.20        512,692    2008
                                                                         10.00              9.89        330,780    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.75            $11.58        418,786    2015
                                                                         12.48             12.75        491,898    2014
                                                                         11.21             12.48        621,839    2013
                                                                         10.18             11.21        667,598    2012
                                                                         10.18             10.18        710,454    2011
                                                                          9.25             10.18        698,368    2010
                                                                          6.98              9.25        780,730    2009
                                                                         10.16              6.98        919,629    2008
                                                                         10.02             10.16        829,260    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $11.76            $10.93             --    2015
                                                                         11.24             11.76             --    2014
                                                                          8.97             11.24             --    2013
                                                                          8.04              8.97             --    2012
                                                                          8.31              8.04         27,162    2011
                                                                          7.65              8.31         32,081    2010
                                                                          6.21              7.65         52,012    2009
                                                                         10.11              6.21         53,926    2008
                                                                         10.00             10.11             --    2007
                                                                         10.00             10.00             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.90            $ 9.05             --    2015
                                                                         10.43              9.90             --    2014
                                                                          8.16             10.43             --    2013
                                                                          6.90              8.16             --    2012
                                                                          7.59              6.90             --    2011
                                                                          7.23              7.59             --    2010
                                                                          5.65              7.23             --    2009
                                                                         10.02              5.65             --    2008
                                                                         10.02             10.02             --    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $14.18            $13.22             --    2015
                                                                         13.01             14.18             --    2014
                                                                         10.01             13.01             --    2013
                                                                          9.03             10.01             --    2012
                                                                          9.39              9.03             --    2011
                                                                          8.62              9.39             --    2010
                                                                          7.03              8.62             --    2009
                                                                         10.74              7.03             --    2008
                                                                          9.98             10.74             --    2007
                                                                         10.00              9.98             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.23            $10.93            --     2015
                                                         10.94             11.23            --     2014
                                                         11.34             10.94            --     2013
                                                         10.99             11.34            --     2012
                                                         10.49             10.99            --     2011
                                                          9.98             10.49            --     2010
                                                          9.47              9.98            --     2009
                                                         10.21              9.47            --     2008
                                                          9.97             10.21            --     2007
                                                         10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $15.93            $16.08            --     2015
                                                         14.30             15.93            --     2014
                                                         10.85             14.30            --     2013
                                                          9.19             10.85            --     2012
                                                          9.36              9.19            --     2011
                                                          8.58              9.36            --     2010
                                                          6.33              8.58            --     2009
                                                         10.23              6.33            --     2008
                                                          9.94             10.23            --     2007
                                                         10.00              9.94            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $13.82            $14.12         9,215     2015
                                                         10.72             13.82        10,410     2014
                                                         10.70             10.72        21,710     2013
                                                          9.37             10.70         6,814     2012
                                                          8.73              9.37         7,848     2011
                                                          6.93              8.73        10,339     2010
                                                          5.23              6.93        11,456     2009
                                                          8.36              5.23        13,337     2008
                                                         10.06              8.36            --     2007
                                                         10.00             10.06            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $13.89            $13.72            --     2015
                                                         12.55             13.89            --     2014
                                                          9.73             12.55           906     2013
                                                          8.61              9.73         1,027     2012
                                                          8.67              8.61         2,059     2011
                                                          7.72              8.67         2,170     2010
                                                          6.26              7.72         2,224     2009
                                                         10.24              6.26         2,187     2008
                                                          9.97             10.24        31,115     2007
                                                         10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $14.89            $13.95            --     2015
                                                         14.69             14.89            --     2014
                                                         10.98             14.69            --     2013
                                                          9.81             10.98            --     2012
                                                          9.74              9.81            --     2011
                                                          7.82              9.74            --     2010
                                                          6.11              7.82            --     2009
                                                         10.03              6.11            --     2008
                                                         10.03             10.03            --     2007
                                                         10.00             10.03            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $11.29            $10.89         708,365   2015
                                                             11.00             11.29         795,889   2014
                                                              9.82             11.00       1,026,074   2013
                                                              8.96              9.82       1,130,988   2012
                                                              9.46              8.96       1,217,767   2011
                                                              8.85              9.46       1,309,252   2010
                                                              7.52              8.85       1,413,333   2009
                                                             10.89              7.52       1,507,895   2008
                                                              9.99             10.89       1,504,463   2007
                                                             10.00              9.99              --   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $14.06            $13.42              --   2015
                                                             12.76             14.06              --   2014
                                                              9.76             12.76              --   2013
                                                              8.62              9.76              --   2012
                                                              9.09              8.62              --   2011
                                                              8.44              9.09              --   2010
                                                              6.56              8.44              --   2009
                                                             10.50              6.56              --   2008
                                                              9.96             10.50              --   2007
                                                             10.00              9.96              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.46            $ 9.24          17,104   2015
                                                              9.68              9.46         127,885   2014
                                                              9.91              9.68           4,766   2013
                                                             10.00              9.91          26,690   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $15.48            $15.18         115,159   2015
                                                             14.64             15.48         101,982   2014
                                                             12.50             14.64         111,806   2013
                                                             11.29             12.50         116,500   2012
                                                             11.40             11.29         115,056   2011
                                                             10.79             11.40         135,951   2010
                                                              8.80             10.79         159,397   2009
                                                             10.72              8.80          88,842   2008
                                                              9.95             10.72          80,732   2007
                                                             10.00              9.95              --   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $15.92            $17.41          10,986   2015
                                                             15.02             15.92          13,582   2014
                                                             11.75             15.02          17,068   2013
                                                              9.71             11.75          19,944   2012
                                                             10.68              9.71          17,829   2011
                                                             10.26             10.68          19,553   2010
                                                              7.19             10.26          49,531   2009
                                                             13.22              7.19          59,324   2008
                                                              9.91             13.22          40,631   2007
                                                             10.00              9.91              --   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $17.65            $16.91            --     2015
                                                                                  15.04             17.65            --     2014
                                                                                  10.45             15.04            --     2013
                                                                                   9.03             10.45            --     2012
                                                                                   9.04              9.03            --     2011
                                                                                   7.42              9.04            --     2010
                                                                                   5.66              7.42            --     2009
                                                                                   9.75              5.66            --     2008
                                                                                   9.95              9.75            --     2007
                                                                                  10.00              9.95            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.41            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $14.39            $14.05            --     2015
                                                                                  13.30             14.39            --     2014
                                                                                  10.34             13.30            --     2013
                                                                                   8.90             10.34            --     2012
                                                                                   9.34              8.90            --     2011
                                                                                   8.62              9.34            --     2010
                                                                                   6.97              8.62            --     2009
                                                                                  10.69              6.97            --     2008
                                                                                   9.95             10.69            --     2007
                                                                                  10.00              9.95            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $12.51            $12.15        19,812     2015
                                                                                  11.83             12.51        20,013     2014
                                                                                  10.19             11.83        26,963     2013
                                                                                   9.41             10.19        27,713     2012
                                                                                   9.48              9.41        30,065     2011
                                                                                   8.85              9.48        61,862     2010
                                                                                   7.69              8.85        63,455     2009
                                                                                  10.14              7.69        43,009     2008
                                                                                   9.98             10.14        47,944     2007
                                                                                  10.00              9.98            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.08            $13.40            --     2015
                                                                                  14.64             16.08            --     2014
                                                                                  12.46             14.64            --     2013
                                                                                  11.27             12.46            --     2012
                                                                                  10.83             11.27            --     2011
                                                                                   9.76             10.83            --     2010
                                                                                   7.52              9.76            --     2009
                                                                                  12.38              7.52            --     2008
                                                                                   9.93             12.38            --     2007
                                                                                  10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.39            $13.51             --    2015
                                                                          11.90             13.39             --    2014
                                                                           9.41             11.90             --    2013
                                                                           8.46              9.41             --    2012
                                                                           8.78              8.46             --    2011
                                                                           8.24              8.78             --    2010
                                                                           5.85              8.24             --    2009
                                                                          11.02              5.85             --    2008
                                                                           9.91             11.02             --    2007
                                                                          10.00              9.91             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.07            $ 8.91         11,970    2015
                                                                           8.59              9.07         13,821    2014
                                                                           7.80              8.59         15,461    2013
                                                                           7.12              7.80         16,600    2012
                                                                           7.26              7.12         18,103    2011
                                                                           6.59              7.26         19,973    2010
                                                                           5.55              6.59         38,522    2009
                                                                          10.07              5.55         43,340    2008
                                                                           9.96             10.07         34,705    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.55            $13.04             --    2015
                                                                          12.17             12.55             --    2014
                                                                           9.19             12.17             --    2013
                                                                           8.10              9.19             --    2012
                                                                           8.22              8.10             --    2011
                                                                           6.61              8.22             --    2010
                                                                           5.12              6.61             --    2009
                                                                          10.32              5.12             --    2008
                                                                           9.96             10.32             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.15            $12.31         20,749    2015
                                                                          12.19             12.15         23,442    2014
                                                                           9.83             12.19         19,506    2013
                                                                           8.31              9.83         22,110    2012
                                                                           9.30              8.31         26,024    2011
                                                                           8.23              9.30         28,656    2010
                                                                           6.04              8.23         28,906    2009
                                                                          10.37              6.04         33,701    2008
                                                                          10.01             10.37             --    2007
                                                                          10.00             10.01             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.24            $13.34         28,623    2015
                                                                          12.28             13.24         32,496    2014
                                                                           9.56             12.28         38,652    2013
                                                                           8.39              9.56         45,393    2012
                                                                           8.62              8.39        103,702    2011
                                                                           7.61              8.62        123,979    2010
                                                                           6.09              7.61         72,715    2009
                                                                          10.15              6.09         78,257    2008
                                                                           9.98             10.15             --    2007
                                                                          10.00              9.98             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.47            $14.19         17,852    2015
                                                                              14.18             15.47         18,721    2014
                                                                              10.32             14.18         34,311    2013
                                                                               8.98             10.32         43,419    2012
                                                                               9.41              8.98         50,253    2011
                                                                               7.83              9.41         58,511    2010
                                                                               5.85              7.83         12,484    2009
                                                                               9.67              5.85         14,402    2008
                                                                              10.04              9.67         32,810    2007
                                                                              10.00             10.04             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.15            $10.78             --    2015
                                                                              12.38             12.15             --    2014
                                                                              12.66             12.38             --    2013
                                                                              11.29             12.66             --    2012
                                                                              11.34             11.29             --    2011
                                                                              10.27             11.34             --    2010
                                                                               8.65             10.27             --    2009
                                                                              10.53              8.65             --    2008
                                                                               9.97             10.53             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.66            $13.13         24,669    2015
                                                                              13.53             13.66         15,882    2014
                                                                              13.10             13.53         11,497    2013
                                                                              11.73             13.10         11,005    2012
                                                                              11.62             11.73         18,529    2011
                                                                              10.39             11.62         22,958    2010
                                                                               7.58             10.39         15,388    2009
                                                                              10.14              7.58         18,167    2008
                                                                              10.03             10.14             --    2007
                                                                              10.00             10.03             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.23            $15.64             --    2015
                                                                              13.40             16.23             --    2014
                                                                              15.75             13.40          1,084    2013
                                                                              15.44             15.75            818    2012
                                                                              12.36             15.44          1,564    2011
                                                                              11.34             12.36          1,908    2010
                                                                              12.14             11.34         15,757    2009
                                                                              10.59             12.14         12,270    2008
                                                                               9.88             10.59         41,242    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.40            $11.18         29,035    2015
                                                                              11.57             11.40         82,032    2014
                                                                              11.86             11.57         88,018    2013
                                                                              11.47             11.86         79,516    2012
                                                                              11.61             11.47         87,652    2011
                                                                              11.29             11.61        104,078    2010
                                                                              10.20             11.29        124,445    2009
                                                                              10.48             10.20        114,193    2008
                                                                               9.99             10.48        246,970    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.48            $13.23        73,403     2015
                                                                 13.23             13.48        42,812     2014
                                                                 13.82             13.23        53,786     2013
                                                                 12.91             13.82        47,894     2012
                                                                 12.75             12.91        57,912     2011
                                                                 12.07             12.75        71,586     2010
                                                                 10.83             12.07        34,643     2009
                                                                 10.58             10.83        32,138     2008
                                                                  9.96             10.58        40,965     2007
                                                                 10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $13.55            $14.02            --     2015
                                                                 13.00             13.55            --     2014
                                                                 10.29             13.00         1,158     2013
                                                                  9.52             10.29         1,294     2012
                                                                 10.20              9.52         2,390     2011
                                                                  9.73             10.20         2,424     2010
                                                                  6.32              9.73         2,402     2009
                                                                 10.68              6.32         2,902     2008
                                                                  9.93             10.68        39,704     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.85            $17.20            --     2015
                                                                 14.81             15.85            --     2014
                                                                 11.05             14.81            --     2013
                                                                  9.78             11.05            --     2012
                                                                 10.02              9.78            --     2011
                                                                  9.20             10.02            --     2010
                                                                  6.60              9.20            --     2009
                                                                 10.82              6.60            --     2008
                                                                  9.93             10.82            --     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.84            $ 6.15        10,186     2015
                                                                 11.28              8.84         8,217     2014
                                                                 10.52             11.28         7,319     2013
                                                                 11.10             10.52         7,237     2012
                                                                 14.08             11.10           495     2011
                                                                 11.31             14.08           451     2010
                                                                  6.56             11.31         7,592     2009
                                                                 14.34              6.56        11,448     2008
                                                                  9.94             14.34         7,661     2007
                                                                 10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $18.93            $20.02            --     2015
                                                                 16.50             18.93            --     2014
                                                                 12.54             16.50            --     2013
                                                                 10.99             12.54            --     2012
                                                                 11.01             10.99            --     2011
                                                                  9.51             11.01            --     2010
                                                                  6.41              9.51            --     2009
                                                                 11.29              6.41            --     2008
                                                                  9.81             11.29            --     2007
                                                                 10.00              9.81            --     2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.90            $18.72          --       2015
                                                       18.63             18.90          --       2014
                                                       13.63             18.63          --       2013
                                                       11.59             13.63          --       2012
                                                       12.56             11.59          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.74            $14.11             --    2015
                                                                        12.96             13.74             --    2014
                                                                         9.45             12.96             --    2013
                                                                        10.00              9.45             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.06            $14.73            220    2015
                                                                        15.05             16.06            210    2014
                                                                        11.35             15.05            221    2013
                                                                         9.76             11.35            259    2012
                                                                        10.19              9.76            279    2011
                                                                         9.00             10.19            839    2010
                                                                         7.17              9.00          2,149    2009
                                                                        11.42              7.17          3,283    2008
                                                                        11.96             11.42        338,485    2007
                                                                        10.54             11.96             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.20            $14.01             --    2015
                                                                        14.37             15.20             --    2014
                                                                        11.37             14.37             --    2013
                                                                        10.21             11.37             --    2012
                                                                        10.44             10.21             --    2011
                                                                         9.75             10.44             --    2010
                                                                         7.77              9.75             --    2009
                                                                        11.37              7.77             --    2008
                                                                        10.75             11.37             --    2007
                                                                        10.00             10.75             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.28            $12.65        123,976    2015
                                                                        12.49             13.28        125,725    2014
                                                                        10.22             12.49        153,242    2013
                                                                         9.30             10.22        141,063    2012
                                                                         9.63              9.30        146,926    2011
                                                                         8.79              9.63        147,548    2010
                                                                         7.34              8.79        126,837    2009
                                                                         9.71              7.34        120,580    2008
                                                                        10.00              9.71        101,373    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $14.78            $14.07        154,758    2015
                                                                        15.10             14.78        101,976    2014
                                                                        13.00             15.10        116,795    2013
                                                                        11.54             13.00        138,894    2012
                                                                        12.68             11.54        106,278    2011
                                                                        11.51             12.68        107,799    2010
                                                                         8.73             11.51        172,711    2009
                                                                        15.00              8.73        201,626    2008
                                                                        13.41             15.00        314,703    2007
                                                                        10.72             13.41             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares            $12.05            $10.53             --    2015
                                                                        11.58             12.05             --    2014
                                                                         8.88             11.58             --    2013
                                                                         7.72              8.88             --    2012
                                                                         8.17              7.72             --    2011
                                                                         7.81              8.17             --    2010
                                                                         5.41              7.81             --    2009
                                                                        11.49              5.41             --    2008
                                                                        11.60             11.49             --    2007
                                                                        10.50             11.60             --    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.41            $11.30        117,405    2015
                                                            10.89             11.41        138,314    2014
                                                             9.58             10.89        157,697    2013
                                                             8.64              9.58        181,673    2012
                                                             9.11              8.64        209,185    2011
                                                             8.45              9.11        227,977    2010
                                                             6.94              8.45        218,800    2009
                                                            10.17              6.94        250,698    2008
                                                            10.00             10.17        185,489    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.06            $12.11             --    2015
                                                            11.76             12.06             --    2014
                                                             9.79             11.76             --    2013
                                                             8.84              9.79             --    2012
                                                            11.80              8.84             --    2011
                                                            10.17             11.80             --    2010
                                                             6.79             10.17             --    2009
                                                            13.22              6.79             --    2008
                                                            11.27             13.22             --    2007
                                                            10.64             11.27             --    2006
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.52            $15.39             --    2015
                                                            14.52             15.52             --    2014
                                                            11.03             14.52             --    2013
                                                             9.62             11.03             --    2012
                                                             9.27              9.62             --    2011
                                                             8.40              9.27             --    2010
                                                             7.14              8.40             --    2009
                                                            12.31              7.14             --    2008
                                                            12.01             12.31             --    2007
                                                            10.49             12.01             --    2006
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.60            $ 8.61        254,342    2015
                                                             9.40              8.60        231,405    2014
                                                             7.83              9.40        187,950    2013
                                                             7.01              7.83        390,656    2012
                                                             8.90              7.01        347,384    2011
                                                             8.73              8.90        307,558    2010
                                                             6.64              8.73        306,091    2009
                                                            14.54              6.64        358,043    2008
                                                            14.08             14.54        756,615    2007
                                                            10.65             14.08             --    2006
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.03            $17.38             --    2015
                                                            14.40             16.03             --    2014
                                                            10.75             14.40             --    2013
                                                             9.42             10.75             --    2012
                                                            10.00              9.42             --    2011
                                                             9.31             10.00             --    2010
                                                             6.94              9.31             --    2009
                                                            11.80              6.94             --    2008
                                                            10.62             11.80             --    2007
                                                            10.93             10.62             --    2006
----------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $15.97            $15.38              --   2015
                                                                     16.68             15.97          63,657   2014
                                                                     11.73             16.68              --   2013
                                                                     10.46             11.73              --   2012
                                                                     10.26             10.46              --   2011
                                                                      7.68             10.26              --   2010
                                                                      5.56              7.68              --   2009
                                                                     10.45              5.56              --   2008
                                                                      9.40             10.45              --   2007
                                                                     10.00              9.40              --   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.77            $11.23          38,806   2015
                                                                     11.65             11.77         212,840   2014
                                                                     13.02             11.65         244,276   2013
                                                                     12.40             13.02         265,101   2012
                                                                     11.34             12.40         245,475   2011
                                                                     11.03             11.34         295,916   2010
                                                                     10.23             11.03         471,804   2009
                                                                     10.63             10.23         436,293   2008
                                                                      9.93             10.63              --   2007
                                                                     10.00              9.93              --   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $16.42            $15.07              --   2015
                                                                     15.31             16.42              --   2014
                                                                     11.37             15.31              --   2013
                                                                     10.22             11.37              --   2012
                                                                     10.75             10.22              --   2011
                                                                      9.77             10.75              --   2010
                                                                      7.63              9.77              --   2009
                                                                     12.37              7.63              --   2008
                                                                     12.46             12.37              --   2007
                                                                     10.47             12.46              --   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $15.18            $14.70       1,103,269   2015
                                                                     15.23             15.18       1,286,002   2014
                                                                     13.61             15.23       1,544,739   2013
                                                                     12.66             13.61       1,754,496   2012
                                                                     13.43             12.66       1,956,672   2011
                                                                     12.51             13.43       2,025,643   2010
                                                                     10.58             12.51       2,085,447   2009
                                                                     13.47             10.58       2,030,860   2008
                                                                     11.80             13.47       1,956,044   2007
                                                                     10.36             11.80              --   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $15.82            $15.86              --   2015
                                                                     14.19             15.82              --   2014
                                                                     10.86             14.19              --   2013
                                                                      9.67             10.86              --   2012
                                                                      9.67              9.67              --   2011
                                                                      8.59              9.67              --   2010
                                                                      6.93              8.59              --   2009
                                                                     12.00              6.93              --   2008
                                                                     11.35             12.00              --   2007
                                                                     10.86             11.35              --   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $15.54            $14.17             --    2015
                                                                         15.12             15.54             --    2014
                                                                         10.88             15.12             --    2013
                                                                          9.82             10.88             --    2012
                                                                         10.31              9.82             --    2011
                                                                          8.22             10.31             --    2010
                                                                          6.56              8.22             --    2009
                                                                         11.22              6.56             --    2008
                                                                         11.61             11.22             --    2007
                                                                         10.57             11.61             --    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $12.25            $11.98        145,396    2015
                                                                         13.20             12.25         82,071    2014
                                                                         11.21             13.20         88,835    2013
                                                                          9.75             11.21        108,204    2012
                                                                         11.89              9.75        124,893    2011
                                                                         10.69             11.89        114,642    2010
                                                                          7.92             10.69        123,945    2009
                                                                         15.73              7.92        150,279    2008
                                                                         13.44             15.73        300,168    2007
                                                                         11.15             13.44             --    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $16.41            $16.40             --    2015
                                                                         15.33             16.41             --    2014
                                                                         11.56             15.33             --    2013
                                                                         10.53             11.56             --    2012
                                                                         11.06             10.53             --    2011
                                                                          9.30             11.06             --    2010
                                                                          7.51              9.30             --    2009
                                                                         12.68              7.51             --    2008
                                                                         11.04             12.68             --    2007
                                                                         10.64             11.04             --    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.62            $11.25         77,710    2015
                                                                         11.81             11.62        173,141    2014
                                                                         11.63             11.81        194,060    2013
                                                                         11.08             11.63        154,057    2012
                                                                         11.05             11.08            190    2011
                                                                         10.35             11.05            616    2010
                                                                          7.33             10.35        128,480    2009
                                                                         10.29              7.33        154,439    2008
                                                                         10.35             10.29        306,617    2007
                                                                         10.04             10.35             --    2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                   $15.95            $15.17             --    2015
                                                                         15.92             15.95             --    2014
                                                                         15.25             15.92             --    2013
                                                                         13.65             15.25             --    2012
                                                                         13.30             13.65             --    2011
                                                                         11.89             13.30             --    2010
                                                                          7.97             11.89             --    2009
                                                                         11.03              7.97             --    2008
                                                                         10.93             11.03             --    2007
                                                                         10.11             10.93             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.40            $17.03             --    2015
                                                                         15.33             16.40             --    2014
                                                                         11.22             15.33             --    2013
                                                                          9.80             11.22             --    2012
                                                                         11.59              9.80        186,881    2011
                                                                         10.06             11.59        175,909    2010
                                                                          7.97             10.06        131,243    2009
                                                                         14.03              7.97        146,319    2008
                                                                         11.89             14.03             --    2007
                                                                         10.61             11.89             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.68            $14.40        345,222    2015
                                                                         13.64             14.68        383,465    2014
                                                                         11.69             13.64        456,692    2013
                                                                         10.41             11.69        489,441    2012
                                                                         11.07             10.41        539,352    2011
                                                                          9.61             11.07        527,360    2010
                                                                          7.10              9.61        585,401    2009
                                                                         11.03              7.10        617,714    2008
                                                                         10.38             11.03        501,581    2007
                                                                         10.00             10.38             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.12            $16.82        311,348    2015
                                                                         15.68             17.12        353,725    2014
                                                                         12.24             15.68        485,375    2013
                                                                         10.78             12.24        634,581    2012
                                                                         11.34             10.78            251    2011
                                                                          9.91             11.34            757    2010
                                                                          7.48              9.91          1,970    2009
                                                                         13.35              7.48          3,160    2008
                                                                         11.64             13.35        294,669    2007
                                                                         10.68             11.64             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.43            $18.21             --    2015
                                                                         17.03             18.43             --    2014
                                                                         12.59             17.03             --    2013
                                                                         10.53             12.59             --    2012
                                                                         11.08             10.53             --    2011
                                                                          9.60             11.08             --    2010
                                                                          7.23              9.60             --    2009
                                                                         12.60              7.23             --    2008
                                                                         12.07             12.60             --    2007
                                                                         10.85             12.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.57            $13.65        161,154    2015
                                                                         13.74             14.57        173,675    2014
                                                                         10.99             13.74        255,718    2013
                                                                          9.60             10.99        325,935    2012
                                                                          9.75              9.60            227    2011
                                                                          8.68              9.75            707    2010
                                                                          6.83              8.68          1,785    2009
                                                                         12.21              6.83          2,757    2008
                                                                         12.33             12.21        255,873    2007
                                                                         10.51             12.33             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.22            $15.46             --    2015
                                                                  15.05             16.22             --    2014
                                                                  11.55             15.05             --    2013
                                                                   9.99             11.55             --    2012
                                                                  10.07              9.99             --    2011
                                                                   8.99             10.07             --    2010
                                                                   7.24              8.99             --    2009
                                                                  12.74              7.24             --    2008
                                                                  11.65             12.74             --    2007
                                                                  10.55             11.65             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.69            $16.17        136,481    2015
                                                                  14.33             15.69         65,269    2014
                                                                  10.65             14.33         82,621    2013
                                                                  10.00             10.65        112,199    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $16.76            $17.53             --    2015
                                                                  15.44             16.76             --    2014
                                                                  11.61             15.44             --    2013
                                                                  10.37             11.61             --    2012
                                                                  10.61             10.37             --    2011
                                                                   8.76             10.61             --    2010
                                                                   7.00              8.76             --    2009
                                                                  13.58              7.00             --    2008
                                                                  10.97             13.58             --    2007
                                                                  10.52             10.97             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.07            $11.70        446,706    2015
                                                                  11.68             12.07        291,949    2014
                                                                  12.20             11.68        390,493    2013
                                                                  11.81             12.20        439,214    2012
                                                                  11.28             11.81            178    2011
                                                                  10.73             11.28            605    2010
                                                                   9.50             10.73          1,640    2009
                                                                  10.06              9.50          2,111    2008
                                                                  10.00             10.06        314,855    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.06            $17.37        100,355    2015
                                                                  17.41             18.06        196,718    2014
                                                                  13.11             17.41        202,928    2013
                                                                  11.70             13.11        275,299    2012
                                                                  13.42             11.70             92    2011
                                                                  10.67             13.42            252    2010
                                                                   7.81             10.67            729    2009
                                                                  13.22              7.81          1,229    2008
                                                                  11.72             13.22        119,270    2007
                                                                  10.66             11.72             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.69            $15.80             --    2015
                                                                  16.02             16.69             --    2014
                                                                  12.58             16.02             --    2013
                                                                  10.13             12.58             --    2012
                                                                  11.38             10.13             --    2011
                                                                   9.21             11.38             --    2010
                                                                   5.99              9.21             --    2009
                                                                  12.58              5.99             --    2008
                                                                  12.20             12.58             --    2007
                                                                  10.75             12.20             --    2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.27            $10.34       1,025,408   2015
                                                                         11.20             11.27       1,207,896   2014
                                                                          9.26             11.20       1,396,045   2013
                                                                          8.21              9.26       1,633,981   2012
                                                                          8.52              8.21       1,840,498   2011
                                                                          7.90              8.52       2,076,358   2010
                                                                          6.20              7.90       2,312,247   2009
                                                                          9.89              6.20       2,614,749   2008
                                                                         10.00              9.89       2,551,435   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.71            $13.37       2,178,749   2015
                                                                         14.38             14.71       2,505,500   2014
                                                                         12.91             14.38       2,974,462   2013
                                                                         11.71             12.91       3,619,698   2012
                                                                         11.70             11.71       4,081,261   2011
                                                                         10.62             11.70       4,724,970   2010
                                                                          8.00             10.62       5,340,135   2009
                                                                         11.64              8.00       6,197,558   2008
                                                                         11.47             11.64       6,049,509   2007
                                                                          9.92             11.47              --   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.88            $11.98              --   2015
                                                                         12.30             12.88              --   2014
                                                                          9.80             12.30              --   2013
                                                                          8.77              9.80              --   2012
                                                                          9.06              8.77         210,972   2011
                                                                          8.33              9.06         223,096   2010
                                                                          6.76              8.33         392,986   2009
                                                                         10.99              6.76         422,829   2008
                                                                         10.86             10.99              --   2007
                                                                         10.00             10.86              --   2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.95            $10.02              --   2015
                                                                         11.52             10.95              --   2014
                                                                          9.01             11.52              --   2013
                                                                          7.61              9.01              --   2012
                                                                          8.36              7.61              --   2011
                                                                          7.96              8.36              --   2010
                                                                          6.21              7.96              --   2009
                                                                         11.01              6.21              --   2008
                                                                         11.00             11.01              --   2007
                                                                         10.00             11.00              --   2006
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $17.07            $15.93              --   2015
                                                                         15.65             17.07              --   2014
                                                                         12.02             15.65              --   2013
                                                                         10.84             12.02              --   2012
                                                                         11.27             10.84              --   2011
                                                                         10.32             11.27              --   2010
                                                                          8.42             10.32              --   2009
                                                                         12.83              8.42              --   2008
                                                                         11.92             12.83              --   2007
                                                                         10.34             11.92              --   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.60            $11.30             --    2015
                                                         11.29             11.60             --    2014
                                                         11.70             11.29             --    2013
                                                         11.32             11.70             --    2012
                                                         10.79             11.32             --    2011
                                                         10.26             10.79             --    2010
                                                          9.72             10.26             --    2009
                                                         10.48              9.72             --    2008
                                                         10.22             10.48             --    2007
                                                         10.01             10.22             --    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $17.90            $18.09             --    2015
                                                         16.05             17.90             --    2014
                                                         12.17             16.05             --    2013
                                                         10.29             12.17             --    2012
                                                         10.47             10.29             --    2011
                                                          9.60             10.47             --    2010
                                                          7.07              9.60             --    2009
                                                         11.42              7.07             --    2008
                                                         11.08             11.42             --    2007
                                                         10.39             11.08             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.31            $19.75         44,971    2015
                                                         14.97             19.31         52,180    2014
                                                         14.92             14.97        114,799    2013
                                                         13.06             14.92         40,531    2012
                                                         12.16             13.06         47,900    2011
                                                          9.64             12.16         56,295    2010
                                                          7.26              9.64         68,268    2009
                                                         11.61              7.26         83,942    2008
                                                         13.94             11.61             --    2007
                                                         10.72             13.94             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $16.53            $16.34            119    2015
                                                         14.92             16.53            121    2014
                                                         11.56             14.92            133    2013
                                                         10.21             11.56            152    2012
                                                         10.27             10.21            159    2011
                                                          9.14             10.27            501    2010
                                                          7.40              9.14          1,264    2009
                                                         12.09              7.40          1,895    2008
                                                         11.76             12.09        193,834    2007
                                                         10.42             11.76             --    2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.19            $16.12             --    2015
                                                         16.94             17.19             --    2014
                                                         12.65             16.94             --    2013
                                                         11.29             12.65             --    2012
                                                         11.20             11.29             --    2011
                                                          8.98             11.20             --    2010
                                                          7.02              8.98             --    2009
                                                         11.50              7.02             --    2008
                                                         11.48             11.50             --    2007
                                                         10.36             11.48             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                  $12.04            $11.62       4,032,740   2015
                                                                        11.72             12.04       4,733,191   2014
                                                                        10.45             11.72       5,644,023   2013
                                                                         9.52             10.45       6,617,929   2012
                                                                        10.04              9.52       7,334,701   2011
                                                                         9.39             10.04       8,219,110   2010
                                                                         7.96              9.39       9,138,021   2009
                                                                        11.53              7.96       9,591,459   2008
                                                                        10.57             11.53       9,467,710   2007
                                                                        10.00             10.57              --   2006
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $16.74            $16.00              --   2015
                                                                        15.18             16.74              --   2014
                                                                        11.59             15.18              --   2013
                                                                        10.23             11.59              --   2012
                                                                        10.78             10.23              --   2011
                                                                         9.99             10.78              --   2010
                                                                         7.76              9.99              --   2009
                                                                        12.42              7.76              --   2008
                                                                        11.75             12.42              --   2007
                                                                        10.35             11.75              --   2006
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.48            $ 9.27         164,692   2015
                                                                         9.69              9.48         130,656   2014
                                                                         9.91              9.69          84,219   2013
                                                                        10.00              9.91         154,641   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $17.65            $17.33         167,170   2015
                                                                        16.67             17.65         187,698   2014
                                                                        14.23             16.67         207,370   2013
                                                                        12.83             14.23         278,239   2012
                                                                        12.94             12.83         396,785   2011
                                                                        12.24             12.94         428,614   2010
                                                                         9.97             12.24         420,017   2009
                                                                        12.14              9.97         376,729   2008
                                                                        11.26             12.14         284,045   2007
                                                                        10.42             11.26              --   2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.18            $19.90          65,790   2015
                                                                        17.14             18.18          83,393   2014
                                                                        13.39             17.14         102,654   2013
                                                                        11.05             13.39         134,509   2012
                                                                        12.15             11.05         110,666   2011
                                                                        11.66             12.15         111,642   2010
                                                                         8.17             11.66         339,886   2009
                                                                        15.00              8.17         426,164   2008
                                                                        11.22             15.00         264,279   2007
                                                                        10.52             11.22              --   2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.18            $19.35              --   2015
                                                                        17.18             20.18              --   2014
                                                                        11.92             17.18              --   2013
                                                                        10.29             11.92              --   2012
                                                                        10.30             10.29              --   2011
                                                                         8.44             10.30              --   2010
                                                                         6.43              8.44              --   2009
                                                                        11.07              6.43              --   2008
                                                                        11.28             11.07              --   2007
                                                                        10.41             11.28              --   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                $ 9.92            $ 9.42             --    2015
                                                                            10.00              9.92             --    2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $16.87            $16.50             --    2015
                                                                            15.58             16.87             --    2014
                                                                            12.10             15.58             --    2013
                                                                            10.41             12.10             --    2012
                                                                            10.91             10.41             --    2011
                                                                            10.06             10.91             --    2010
                                                                             8.13             10.06             --    2009
                                                                            12.45              8.13             --    2008
                                                                            11.57             12.45             --    2007
                                                                            10.50             11.57             --    2006
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $14.03            $13.64        244,573    2015
                                                                            13.26             14.03        280,575    2014
                                                                            11.42             13.26        319,887    2013
                                                                            10.52             11.42        389,188    2012
                                                                            10.59             10.52        413,964    2011
                                                                             9.88             10.59        443,416    2010
                                                                             8.58              9.88        444,672    2009
                                                                            11.29              8.58        438,005    2008
                                                                            11.11             11.29        430,894    2007
                                                                            10.18             11.11             --    2006
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $20.94            $17.46             --    2015
                                                                            19.04             20.94             --    2014
                                                                            16.20             19.04             --    2013
                                                                            14.63             16.20             --    2012
                                                                            14.04             14.63             --    2011
                                                                            12.65             14.04             --    2010
                                                                             9.73             12.65             --    2009
                                                                            16.00              9.73             --    2008
                                                                            12.83             16.00             --    2007
                                                                            10.02             12.83             --    2006
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.00            $ 9.67             --    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.17            $15.32             --    2015
                                                                            13.47             15.17             --    2014
                                                                            10.64             13.47             --    2013
                                                                             9.56             10.64             --    2012
                                                                             9.91              9.56             --    2011
                                                                             9.29              9.91             --    2010
                                                                             6.59              9.29             --    2009
                                                                            12.40              6.59             --    2008
                                                                            11.13             12.40             --    2007
                                                                            10.57             11.13             --    2006
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $10.00            $ 9.84         83,906    2015
                                                                             9.47             10.00         99,672    2014
                                                                             8.58              9.47        120,093    2013
                                                                             7.83              8.58        137,939    2012
                                                                             7.97              7.83        153,386    2011
                                                                             7.24              7.97        184,875    2010
                                                                             6.08              7.24        201,115    2009
                                                                            11.03              6.08        197,675    2008
                                                                            10.90             11.03        118,891    2007
                                                                            10.06             10.90             --    2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.58            $14.12             --    2015
                                                                          13.15             13.58             --    2014
                                                                           9.92             13.15             --    2013
                                                                           8.73              9.92             --    2012
                                                                           8.85              8.73             --    2011
                                                                           7.12              8.85             --    2010
                                                                           5.50              7.12             --    2009
                                                                          11.08              5.50             --    2008
                                                                          10.68             11.08             --    2007
                                                                          10.64             10.68             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $14.92            $15.12        115,371    2015
                                                                          14.95             14.92        133,294    2014
                                                                          12.03             14.95        117,619    2013
                                                                          10.17             12.03        149,770    2012
                                                                          11.37             10.17        180,071    2011
                                                                          10.05             11.37        177,741    2010
                                                                           7.37             10.05        194,664    2009
                                                                          12.64              7.37        236,625    2008
                                                                          12.18             12.64             --    2007
                                                                          10.61             12.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.71            $15.84        164,891    2015
                                                                          14.55             15.71        191,556    2014
                                                                          11.32             14.55        241,298    2013
                                                                           9.92             11.32        317,252    2012
                                                                          10.18              9.92        743,537    2011
                                                                           8.99             10.18        795,898    2010
                                                                           7.18              8.99        506,954    2009
                                                                          11.96              7.18        568,013    2008
                                                                          11.74             11.96             --    2007
                                                                          10.46             11.74             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.43            $16.93        102,508    2015
                                                                          16.88             18.43        110,358    2014
                                                                          12.27             16.88        208,469    2013
                                                                          10.66             12.27        295,982    2012
                                                                          11.17             10.66        344,590    2011
                                                                           9.28             11.17        361,935    2010
                                                                           6.93              9.28         72,315    2009
                                                                          11.44              6.93         88,076    2008
                                                                          11.86             11.44        204,444    2007
                                                                          10.58             11.86             --    2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $12.72            $11.29             --    2015
                                                                          12.94             12.72             --    2014
                                                                          13.22             12.94             --    2013
                                                                          11.77             13.22          2,757    2012
                                                                          11.81             11.77             --    2011
                                                                          10.69             11.81             --    2010
                                                                           9.00             10.69             --    2009
                                                                          10.94              9.00             --    2008
                                                                          10.34             10.94             --    2007
                                                                          10.11             10.34             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.80            $14.23         153,685   2015
                                                                              14.64             14.80         102,392   2014
                                                                              14.16             14.64          78,301   2013
                                                                              12.67             14.16          84,325   2012
                                                                              12.53             12.67         145,431   2011
                                                                              11.19             12.53         162,669   2010
                                                                               8.16             11.19         117,480   2009
                                                                              10.91              8.16         144,234   2008
                                                                              10.78             10.91              --   2007
                                                                              10.10             10.78              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.45            $15.86             160   2015
                                                                              13.56             16.45             158   2014
                                                                              15.93             13.56             187   2013
                                                                              15.60             15.93             144   2012
                                                                              12.48             15.60             135   2011
                                                                              11.43             12.48             922   2010
                                                                              12.22             11.43         113,860   2009
                                                                              10.65             12.22          93,503   2008
                                                                               9.93             10.65         299,581   2007
                                                                              10.03              9.93              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.69            $11.47         195,323   2015
                                                                              11.85             11.69         562,783   2014
                                                                              12.13             11.85         579,385   2013
                                                                              11.72             12.13         613,396   2012
                                                                              11.85             11.72         625,499   2011
                                                                              11.51             11.85         684,564   2010
                                                                              10.38             11.51         912,206   2009
                                                                              10.66             10.38         882,622   2008
                                                                              10.16             10.66       1,780,810   2007
                                                                               9.99             10.16              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.84            $13.59         480,502   2015
                                                                              13.57             13.84         290,704   2014
                                                                              14.15             13.57         378,266   2013
                                                                              13.20             14.15         396,486   2012
                                                                              13.03             13.20         464,146   2011
                                                                              12.32             13.03         516,588   2010
                                                                              11.05             12.32         264,413   2009
                                                                              10.78             11.05         257,107   2008
                                                                              10.14             10.78         294,565   2007
                                                                               9.98             10.14              --   2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.31            $16.89             153   2015
                                                                              15.63             16.31             163   2014
                                                                              12.35             15.63             168   2013
                                                                              11.42             12.35             190   2012
                                                                              12.23             11.42             187   2011
                                                                              11.65             12.23             557   2010
                                                                               7.57             11.65           1,361   2009
                                                                              12.77              7.57           2,500   2008
                                                                              11.85             12.77         244,331   2007
                                                                              10.67             11.85              --   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $17.17            $18.65            --     2015
                                                          16.02             17.17            --     2014
                                                          11.95             16.02            --     2013
                                                          10.56             11.95            --     2012
                                                          10.81             10.56            --     2011
                                                           9.91             10.81            --     2010
                                                           7.11              9.91            --     2009
                                                          11.64              7.11            --     2008
                                                          10.67             11.64            --     2007
                                                          10.76             10.67            --     2006
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.71            $ 8.15        52,487     2015
                                                          14.93             11.71        43,541     2014
                                                          13.90             14.93        39,013     2013
                                                          14.65             13.90        43,376     2012
                                                          18.57             14.65            37     2011
                                                          14.89             18.57            93     2010
                                                           8.63             14.89        44,646     2009
                                                          18.85              8.63        70,070     2008
                                                          13.05             18.85        42,926     2007
                                                          10.97             13.05            --     2006
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $21.16            $22.40            --     2015
                                                          18.42             21.16            --     2014
                                                          13.99             18.42            --     2013
                                                          12.25             13.99            --     2012
                                                          12.26             12.25            --     2011
                                                          10.58             12.26            --     2010
                                                           7.12             10.58            --     2009
                                                          12.53              7.12            --     2008
                                                          10.88             12.53            --     2007
                                                          10.51             10.88            --     2006
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.99            $18.82            --     2015
                                                          18.69             18.99            --     2014
                                                          13.66             18.69            --     2013
                                                          11.61             13.66            --     2012
                                                          12.56             11.61            --     2011
                                                          10.00             12.56            --     2010
--------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.13            $14.63             233   2015
                                                                        13.23             14.13             272   2014
                                                                         9.58             13.23             313   2013
                                                                        10.00              9.58             414   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.10            $13.03          96,571   2015
                                                                        13.11             14.10         112,714   2014
                                                                         9.81             13.11         119,835   2013
                                                                         8.37              9.81         139,679   2012
                                                                         8.67              8.37         133,940   2011
                                                                         7.61              8.67         129,659   2010
                                                                         6.01              7.61         152,744   2009
                                                                         9.50              6.01          56,121   2008
                                                                        10.00              9.50          33,143   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.67            $12.69          17,693   2015
                                                                        12.82             13.67          23,182   2014
                                                                        10.07             12.82          24,992   2013
                                                                         8.97             10.07          28,520   2012
                                                                         9.11              8.97          34,470   2011
                                                                         8.44              9.11          37,257   2010
                                                                         6.67              8.44          41,314   2009
                                                                         9.69              6.67          32,467   2008
                                                                        10.00              9.69              --   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.04            $13.48         327,419   2015
                                                                        13.10             14.04         348,434   2014
                                                                        10.64             13.10         329,945   2013
                                                                         9.61             10.64         149,785   2012
                                                                         9.88              9.61         154,621   2011
                                                                         8.95              9.88         166,638   2010
                                                                         7.41              8.95         157,824   2009
                                                                         9.73              7.41         115,116   2008
                                                                        10.00              9.73           1,891   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $10.02            $ 9.62       1,695,953   2015
                                                                        10.16             10.02       1,183,808   2014
                                                                         8.68             10.16       1,306,444   2013
                                                                         7.65              8.68       1,424,455   2012
                                                                         8.34              7.65       1,081,990   2011
                                                                         7.52              8.34       1,091,268   2010
                                                                         5.65              7.52       1,577,732   2009
                                                                         9.65              5.65       1,127,064   2008
                                                                        10.00              9.65          41,784   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares            $10.72            $ 9.44              --   2015
                                                                        10.23             10.72              --   2014
                                                                         7.79             10.23              --   2013
                                                                         6.72              7.79              --   2012
                                                                         7.05              6.72              --   2011
                                                                         6.69              7.05              --   2010
                                                                         4.60              6.69              --   2009
                                                                         9.70              4.60              --   2008
                                                                        10.00              9.70              --   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.58            $11.56         253,588   2015
                                                            10.97             11.58         348,071   2014
                                                             9.57             10.97         448,786   2013
                                                             8.57              9.57         510,439   2012
                                                             8.97              8.57         586,018   2011
                                                             8.25              8.97         686,693   2010
                                                             6.73              8.25         664,981   2009
                                                             9.78              6.73         508,027   2008
                                                            10.00              9.78           6,264   2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $ 9.45            $ 9.56          19,121   2015
                                                             9.15              9.45          24,174   2014
                                                             7.55              9.15          28,238   2013
                                                             6.77              7.55          31,053   2012
                                                             8.97              6.77          31,365   2011
                                                             7.67              8.97          30,101   2010
                                                             5.09              7.67          35,584   2009
                                                             9.82              5.09          11,324   2008
                                                            10.00              9.82              --   2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $12.93            $12.92          59,609   2015
                                                            12.00             12.93          68,161   2014
                                                             9.05             12.00          76,468   2013
                                                             7.83              9.05          86,020   2012
                                                             7.49              7.83          93,626   2011
                                                             6.74              7.49          88,406   2010
                                                             5.68              6.74          81,262   2009
                                                             9.72              5.68          11,636   2008
                                                            10.00              9.72              --   2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.94            $ 6.00       2,527,572   2015
                                                             6.44              5.94       2,368,374   2014
                                                             5.33              6.44       1,924,441   2013
                                                             4.73              5.33       3,584,133   2012
                                                             5.96              4.73       2,753,601   2011
                                                             5.80              5.96       2,417,399   2010
                                                             4.38              5.80       2,365,016   2009
                                                             9.52              4.38       1,744,140   2008
                                                            10.00              9.52          97,660   2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $14.02            $15.32              --   2015
                                                            12.50             14.02              --   2014
                                                             9.26             12.50              --   2013
                                                             8.05              9.26              --   2012
                                                             8.49              8.05              --   2011
                                                             7.84              8.49              --   2010
                                                             5.80              7.84              --   2009
                                                             9.79              5.80              --   2008
                                                            10.00              9.79              --   2007
----------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                 $15.71            $15.25          22,214   2015
                                                            16.28             15.71         527,864   2014
                                                            11.37             16.28          35,312   2013
                                                            10.05             11.37          38,383   2012
                                                             9.79             10.05          46,788   2011
                                                             7.27              9.79          36,389   2010
                                                             5.22              7.27          48,317   2009
                                                             9.75              5.22          27,158   2008
                                                            10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.86            $11.40         354,058   2015
                                                                       11.65             11.86       1,627,881   2014
                                                                       12.92             11.65       1,836,265   2013
                                                                       12.21             12.92       1,631,681   2012
                                                                       11.09             12.21       1,567,648   2011
                                                                       10.70             11.09       1,918,008   2010
                                                                        9.85             10.70       2,870,542   2009
                                                                       10.16              9.85       1,533,442   2008
                                                                       10.00             10.16              --   2007
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.49            $12.48         132,112   2015
                                                                       12.49             13.49         163,603   2014
                                                                        9.21             12.49         199,357   2013
                                                                        8.21              9.21         203,834   2012
                                                                        8.57              8.21         223,073   2011
                                                                        7.73              8.57         190,519   2010
                                                                        5.99              7.73         170,105   2009
                                                                        9.63              5.99          64,656   2008
                                                                       10.00              9.63              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $11.78            $11.49       5,492,302   2015
                                                                       11.72             11.78       6,191,771   2014
                                                                       10.40             11.72       6,958,912   2013
                                                                        9.59             10.40       7,628,087   2012
                                                                       10.10              9.59       8,012,631   2011
                                                                        9.34             10.10       8,365,810   2010
                                                                        7.84              9.34       8,167,351   2009
                                                                        9.90              7.84       5,633,738   2008
                                                                       10.00              9.90         308,670   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.55            $13.69              --   2015
                                                                       12.07             13.55              --   2014
                                                                        9.17             12.07              --   2013
                                                                        8.10              9.17              --   2012
                                                                        8.03              8.10              --   2011
                                                                        7.08              8.03              --   2010
                                                                        5.68              7.08              --   2009
                                                                        9.74              5.68              --   2008
                                                                       10.00              9.74              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $14.15            $13.00          12,288   2015
                                                                       13.66             14.15          15,859   2014
                                                                        9.76             13.66          25,775   2013
                                                                        8.74              9.76          32,807   2012
                                                                        9.11              8.74          37,146   2011
                                                                        7.20              9.11          37,762   2010
                                                                        5.71              7.20          30,792   2009
                                                                        9.69              5.71          27,197   2008
                                                                       10.00              9.69              --   2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund --
   Class 2                                                                   $ 7.92            $ 7.81       1,636,100   2015
                                                                               8.47              7.92         879,203   2014
                                                                               7.14              8.47         911,469   2013
                                                                               6.16              7.14       1,007,566   2012
                                                                               7.46              6.16       1,111,977   2011
                                                                               6.65              7.46       1,014,985   2010
                                                                               4.89              6.65       1,213,712   2009
                                                                               9.64              4.89         898,594   2008
                                                                              10.00              9.64          41,822   2007
----------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1              $13.26            $13.35         224,578   2015
                                                                              12.29             13.26         250,869   2014
                                                                               9.20             12.29         283,138   2013
                                                                               8.32              9.20         342,398   2012
                                                                               8.67              8.32         368,319   2011
                                                                               7.23              8.67         364,855   2010
                                                                               5.80              7.23         353,383   2009
                                                                               9.71              5.80         162,377   2008
                                                                              10.00              9.71              --   2007
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $11.93            $11.64         588,493   2015
                                                                              12.04             11.93       1,314,647   2014
                                                                              11.76             12.04       1,427,660   2013
                                                                              11.12             11.76       1,021,138   2012
                                                                              11.00             11.12          59,812   2011
                                                                              10.23             11.00          53,269   2010
                                                                               7.19             10.23         782,054   2009
                                                                              10.02              7.19         564,739   2008
                                                                              10.00             10.02          20,973   2007
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $15.24            $14.61          11,676   2015
                                                                              15.10             15.24          12,214   2014
                                                                              14.36             15.10          12,412   2013
                                                                              12.75             14.36          17,083   2012
                                                                              12.33             12.75          17,272   2011
                                                                              10.94             12.33          17,266   2010
                                                                               7.28             10.94          10,336   2009
                                                                               9.99              7.28           1,361   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               $12.15            $12.71          61,104   2015
                                                                              11.27             12.15          70,497   2014
                                                                               8.18             11.27          76,600   2013
                                                                               7.10              8.18          90,286   2012
                                                                               8.32              7.10       1,609,568   2011
                                                                               7.17              8.32       1,502,838   2010
                                                                               5.64              7.17         958,455   2009
                                                                               9.85              5.64         643,260   2008
                                                                              10.00              9.85              --   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $13.79            $13.64         673,926   2015
                                                                         12.72             13.79         749,488   2014
                                                                         10.82             12.72         726,594   2013
                                                                          9.56             10.82         743,072   2012
                                                                         10.09              9.56         761,948   2011
                                                                          8.69             10.09         741,620   2010
                                                                          6.38              8.69         781,404   2009
                                                                          9.83              6.38         476,814   2008
                                                                         10.00              9.83           5,021   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.26            $13.12       3,487,576   2015
                                                                         12.05             13.26       4,100,634   2014
                                                                          9.34             12.05       5,171,609   2013
                                                                          8.16              9.34       6,005,454   2012
                                                                          8.51              8.16         743,012   2011
                                                                          7.39              8.51         769,005   2010
                                                                          5.53              7.39         792,966   2009
                                                                          9.80              5.53         451,257   2008
                                                                         10.00              9.80          35,021   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.44            $14.37           1,162   2015
                                                                         13.24             14.44           2,028   2014
                                                                          9.72             13.24           9,284   2013
                                                                          8.07              9.72           4,863   2012
                                                                          8.42              8.07           8,630   2011
                                                                          7.24              8.42          14,707   2010
                                                                          5.41              7.24           3,438   2009
                                                                          9.36              5.41           2,542   2008
                                                                         10.00              9.36              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.14            $11.46       1,792,336   2015
                                                                         11.35             12.14       1,985,775   2014
                                                                          9.01             11.35       2,645,154   2013
                                                                          7.81              9.01       3,001,261   2012
                                                                          7.88              7.81          95,531   2011
                                                                          6.95              7.88         113,198   2010
                                                                          5.43              6.95         105,693   2009
                                                                          9.64              5.43          90,929   2008
                                                                         10.00              9.64          29,149   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.07            $12.55          45,514   2015
                                                                         12.03             13.07          58,970   2014
                                                                          9.16             12.03          88,117   2013
                                                                          7.86              9.16          67,511   2012
                                                                          7.87              7.86          67,357   2011
                                                                          6.97              7.87          70,104   2010
                                                                          5.57              6.97          66,278   2009
                                                                          9.73              5.57          15,414   2008
                                                                         10.00              9.73              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.05            $16.66         963,275   2015
                                                                         14.54             16.05         496,174   2014
                                                                         10.73             14.54         586,520   2013
                                                                         10.00             10.73         732,021   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $12.65            $13.33           7,452   2015
                                                                         11.57             12.65          10,446   2014
                                                                          8.63             11.57           7,305   2013
                                                                          7.65              8.63          10,299   2012
                                                                          7.77              7.65           7,656   2011
                                                                          6.36              7.77          11,986   2010
                                                                          5.05              6.36           6,784   2009
                                                                          9.72              5.05              --   2008
                                                                         10.00              9.72              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.77            $12.47       3,202,829   2015
                                                                         12.26             12.77       2,223,463   2014
                                                                         12.71             12.26       2,901,590   2013
                                                                         12.21             12.71       3,127,332   2012
                                                                         11.58             12.21         222,413   2011
                                                                         10.92             11.58         225,379   2010
                                                                          9.60             10.92         219,756   2009
                                                                         10.09              9.60          94,021   2008
                                                                         10.00             10.09          20,921   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.10            $13.67         973,510   2015
                                                                         13.49             14.10       1,959,775   2014
                                                                         10.08             13.49       1,958,473   2013
                                                                          8.92             10.08       2,361,066   2012
                                                                         10.16              8.92         154,166   2011
                                                                          8.02             10.16         148,020   2010
                                                                          5.82              8.02         146,933   2009
                                                                          9.78              5.82          61,188   2008
                                                                         10.00              9.78          12,101   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.45            $12.84           1,222   2015
                                                                         12.82             13.45           1,211   2014
                                                                          9.99             12.82          10,816   2013
                                                                          7.98              9.99          10,740   2012
                                                                          8.90              7.98          14,559   2011
                                                                          7.15              8.90          14,537   2010
                                                                          4.62              7.15          14,123   2009
                                                                          9.61              4.62          16,218   2008
                                                                         10.00              9.61              --   2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.69            $10.81       1,478,865   2015
                                                                         11.54             11.69       1,643,995   2014
                                                                          9.46             11.54       2,011,457   2013
                                                                          8.32              9.46       2,232,350   2012
                                                                          8.58              8.32       2,450,259   2011
                                                                          7.89              8.58       2,640,771   2010
                                                                          6.15              7.89       2,883,241   2009
                                                                          9.73              6.15       3,315,589   2008
                                                                         10.00              9.73         110,261   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.16            $12.06       2,834,913   2015
                                                                         12.77             13.16       3,189,948   2014
                                                                         11.37             12.77       3,978,294   2013
                                                                         10.24             11.37       4,409,060   2012
                                                                         10.15             10.24       4,887,213   2011
                                                                          9.14             10.15       5,401,430   2010
                                                                          6.84              9.14       6,046,521   2009
                                                                          9.87              6.84       6,899,903   2008
                                                                         10.00              9.87         100,335   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $11.97            $11.22         230,451   2015
                                                             11.34             11.97         249,811   2014
                                                              8.97             11.34         283,251   2013
                                                              7.97              8.97         321,796   2012
                                                              8.17              7.97       1,687,400   2011
                                                              7.46              8.17       1,774,050   2010
                                                              6.00              7.46       2,468,218   2009
                                                              9.68              6.00       1,576,144   2008
                                                             10.00              9.68              --   2007
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $10.12            $ 9.33         216,646   2015
                                                             10.57             10.12         215,330   2014
                                                              8.20             10.57         215,560   2013
                                                              6.87              8.20         253,555   2012
                                                              7.49              6.87         274,275   2011
                                                              7.08              7.49         283,268   2010
                                                              5.48              7.08         258,129   2009
                                                              9.64              5.48         100,823   2008
                                                             10.00              9.64              --   2007
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $13.77            $12.95          17,711   2015
                                                             12.53             13.77          23,876   2014
                                                              9.56             12.53          23,397   2013
                                                              8.55              9.56          14,513   2012
                                                              8.82              8.55          14,421   2011
                                                              8.02              8.82          22,796   2010
                                                              6.49              8.02          30,121   2009
                                                              9.82              6.49          13,307   2008
                                                             10.00              9.82              --   2007
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.81            $11.59          39,626   2015
                                                             11.40             11.81          51,042   2014
                                                             11.73             11.40          71,565   2013
                                                             11.26             11.73          67,934   2012
                                                             10.66             11.26          75,769   2011
                                                             10.06             10.66          85,008   2010
                                                              9.46             10.06          97,238   2009
                                                             10.11              9.46          78,777   2008
                                                             10.00             10.11              --   2007
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $16.20            $16.50              --   2015
                                                             14.42             16.20              --   2014
                                                             10.84             14.42              --   2013
                                                              9.10             10.84              --   2012
                                                              9.19              9.10              --   2011
                                                              8.36              9.19              --   2010
                                                              6.11              8.36              --   2009
                                                              9.79              6.11              --   2008
                                                             10.00              9.79              --   2007
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $15.82            $16.30         423,881   2015
                                                             12.17             15.82         518,144   2014
                                                             12.03             12.17       1,052,688   2013
                                                             10.45             12.03         388,795   2012
                                                              9.66             10.45         393,466   2011
                                                              7.60              9.66         461,266   2010
                                                              5.68              7.60         614,421   2009
                                                              9.01              5.68         492,815   2008
                                                             10.00              9.01              --   2007
-----------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $13.97            $13.91          30,318   2015
                                                             12.51             13.97          32,964   2014
                                                              9.62             12.51          45,186   2013
                                                              8.44              9.62          53,460   2012
                                                              8.42              8.44          61,070   2011
                                                              7.44              8.42          60,470   2010
                                                              5.98              7.44          52,745   2009
                                                              9.69              5.98          57,237   2008
                                                             10.00              9.69          22,771   2007
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $15.18            $14.34          35,919   2015
                                                             14.84             15.18          38,057   2014
                                                             11.00             14.84          48,151   2013
                                                              9.75             11.00          46,281   2012
                                                              9.59              9.75          48,882   2011
                                                              7.63              9.59          50,385   2010
                                                              5.92              7.63          50,840   2009
                                                              9.62              5.92          19,497   2008
                                                             10.00              9.62              --   2007
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $10.81            $10.51      10,399,402   2015
                                                             10.44             10.81      12,026,281   2014
                                                              9.24             10.44      13,917,548   2013
                                                              8.36              9.24      15,111,020   2012
                                                              8.75              8.36      16,427,724   2011
                                                              8.12              8.75      17,777,921   2010
                                                              6.83              8.12      18,509,715   2009
                                                              9.82              6.83      14,891,122   2008
                                                             10.00              9.82         452,026   2007
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $13.90            $13.39          58,090   2015
                                                             12.51             13.90          67,083   2014
                                                              9.48             12.51          70,580   2013
                                                              8.31              9.48          82,012   2012
                                                              8.68              8.31          88,511   2011
                                                              7.99              8.68          82,576   2010
                                                              6.16              7.99          79,500   2009
                                                              9.77              6.16          16,571   2008
                                                             10.00              9.77              --   2007
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.66            $ 9.52         496,004   2015
                                                              9.80              9.66         333,341   2014
                                                              9.94              9.80         401,719   2013
                                                             10.00              9.94         379,455   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $15.09            $14.94         792,665   2015
                                                             14.15             15.09         968,408   2014
                                                             11.98             14.15       1,132,155   2013
                                                             10.73             11.98       1,212,076   2012
                                                             10.74             10.73       1,259,970   2011
                                                             10.08             10.74       1,423,327   2010
                                                              8.14             10.08       1,394,542   2009
                                                              9.84              8.14         683,596   2008
                                                             10.00              9.84           5,432   2007
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                              $12.70            $14.02         642,215   2015
                                                                                  11.89             12.70         842,877   2014
                                                                                   9.21             11.89         978,778   2013
                                                                                   7.55              9.21       1,154,045   2012
                                                                                   8.23              7.55       1,121,704   2011
                                                                                   7.84              8.23       1,129,710   2010
                                                                                   5.45              7.84       2,721,116   2009
                                                                                   9.93              5.45       2,115,345   2008
                                                                                  10.00              9.93          34,265   2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $18.67            $18.04           2,260   2015
                                                                                  15.77             18.67           2,407   2014
                                                                                  10.86             15.77           1,921   2013
                                                                                   9.30             10.86             240   2012
                                                                                   9.24              9.30           3,177   2011
                                                                                   7.52              9.24           3,496   2010
                                                                                   5.69              7.52           4,000   2009
                                                                                   9.71              5.69           6,211   2008
                                                                                  10.00              9.71              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.50              --   2015
                                                                                  10.00              9.92              --   2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $13.93            $13.72              --   2015
                                                                                  12.77             13.93              --   2014
                                                                                   9.84             12.77              --   2013
                                                                                   8.40              9.84              --   2012
                                                                                   8.73              8.40              --   2011
                                                                                   7.99              8.73              --   2010
                                                                                   6.41              7.99              --   2009
                                                                                   9.74              6.41              --   2008
                                                                                  10.00              9.74              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $12.91            $12.64         526,217   2015
                                                                                  12.10             12.91         587,785   2014
                                                                                  10.34             12.10         650,337   2013
                                                                                   9.46             10.34         718,834   2012
                                                                                   9.45              9.46         740,348   2011
                                                                                   8.74              9.45         806,702   2010
                                                                                   7.54              8.74         786,880   2009
                                                                                   9.84              7.54         484,329   2008
                                                                                  10.00              9.84          11,646   2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $13.57            $11.40          45,856   2015
                                                                                  12.25             13.57          55,954   2014
                                                                                  10.34             12.25          70,827   2013
                                                                                   9.27             10.34          77,759   2012
                                                                                   8.83              9.27          87,242   2011
                                                                                   7.89              8.83          80,049   2010
                                                                                   6.03              7.89          69,417   2009
                                                                                   9.83              6.03          37,424   2008
                                                                                  10.00              9.83              --   2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.73              --   2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.53            $12.75          28,692   2015
                                                                          11.04             12.53          34,225   2014
                                                                           8.66             11.04          45,930   2013
                                                                           7.72              8.66          42,831   2012
                                                                           7.94              7.72          58,765   2011
                                                                           7.38              7.94          62,651   2010
                                                                           5.20              7.38          54,897   2009
                                                                           9.71              5.20          15,702   2008
                                                                          10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.41            $ 9.32         153,639   2015
                                                                           8.84              9.41         197,825   2014
                                                                           7.95              8.84         246,138   2013
                                                                           7.19              7.95         261,630   2012
                                                                           7.27              7.19         251,774   2011
                                                                           6.55              7.27         311,831   2010
                                                                           5.46              6.55         484,223   2009
                                                                           9.83              5.46         208,127   2008
                                                                          10.00              9.83             303   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.45            $13.04              --   2015
                                                                          11.97             12.45              --   2014
                                                                           8.95             11.97              --   2013
                                                                           7.82              8.95              --   2012
                                                                           7.87              7.82              --   2011
                                                                           6.28              7.87              --   2010
                                                                           4.82              6.28              --   2009
                                                                           9.63              4.82              --   2008
                                                                          10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.07            $12.33       1,291,144   2015
                                                                          12.00             12.07       1,527,889   2014
                                                                           9.59             12.00       1,358,148   2013
                                                                           8.05              9.59       1,514,616   2012
                                                                           8.92              8.05       1,858,698   2011
                                                                           7.83              8.92       1,829,297   2010
                                                                           5.70              7.83       1,701,607   2009
                                                                           9.69              5.70       1,232,387   2008
                                                                          10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.42            $13.63       1,567,913   2015
                                                                          12.33             13.42       1,886,772   2014
                                                                           9.52             12.33       2,235,401   2013
                                                                           8.28              9.52       2,583,027   2012
                                                                           8.43              8.28       5,297,022   2011
                                                                           7.39              8.43       5,627,233   2010
                                                                           5.86              7.39       3,352,436   2009
                                                                           9.68              5.86       2,312,209   2008
                                                                          10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.38            $15.16         882,144   2015
                                                                          14.89             16.38         980,779   2014
                                                                          10.74             14.89       1,701,342   2013
                                                                           9.26             10.74       2,152,723   2012
                                                                           9.63              9.26       2,439,451   2011
                                                                           7.94              9.63       2,505,903   2010
                                                                           5.89              7.94         595,573   2009
                                                                           9.63              5.89         428,079   2008
                                                                          10.00              9.63          20,585   2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.24            $10.96          17,853   2015
                                                                              12.37             12.24          19,400   2014
                                                                              12.54             12.37          21,998   2013
                                                                              11.08             12.54          26,342   2012
                                                                              11.03             11.08          25,787   2011
                                                                               9.91             11.03          16,997   2010
                                                                               8.28              9.91          17,492   2009
                                                                               9.99              8.28           7,574   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.35            $13.91       1,252,393   2015
                                                                              14.09             14.35         888,976   2014
                                                                              13.52             14.09         699,394   2013
                                                                              12.00             13.52         708,761   2012
                                                                              11.79             12.00       1,016,623   2011
                                                                              10.45             11.79       1,107,813   2010
                                                                               7.56             10.45         801,118   2009
                                                                              10.03              7.56         551,690   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.66            $16.19          54,727   2015
                                                                              13.63             16.66          64,790   2014
                                                                              15.89             13.63          92,595   2013
                                                                              15.44             15.89         130,632   2012
                                                                              12.26             15.44         116,943   2011
                                                                              11.15             12.26         183,508   2010
                                                                              11.83             11.15         872,701   2009
                                                                              10.23             11.83         427,821   2008
                                                                              10.00             10.23          20,791   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.64            $11.51       1,543,083   2015
                                                                              11.71             11.64       4,369,170   2014
                                                                              11.90             11.71       4,493,594   2013
                                                                              11.41             11.90       4,397,236   2012
                                                                              11.45             11.41       4,956,266   2011
                                                                              11.04             11.45       5,346,053   2010
                                                                               9.88             11.04       5,935,305   2009
                                                                              10.07              9.88       3,290,047   2008
                                                                              10.00             10.07         125,575   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.71            $13.57       4,091,505   2015
                                                                              13.34             13.71       3,176,863   2014
                                                                              13.81             13.34       3,955,866   2013
                                                                              12.79             13.81       3,755,633   2012
                                                                              12.52             12.79       4,063,270   2011
                                                                              11.75             12.52       4,517,593   2010
                                                                              10.46             11.75       2,840,553   2009
                                                                              10.13             10.46       1,392,206   2008
                                                                              10.00             10.13          20,887   2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.00            $13.57          18,394   2015
                                                                              12.37             13.00          21,669   2014
                                                                               9.70             12.37          26,711   2013
                                                                               8.90              9.70          31,670   2012
                                                                               9.46              8.90          34,357   2011
                                                                               8.94              9.46          41,539   2010
                                                                               5.76              8.94          56,166   2009
                                                                               9.65              5.76          31,738   2008
                                                                              10.00              9.65          26,868   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $15.21            $16.64           1,230   2015
                                                          14.08             15.21           2,690   2014
                                                          10.42             14.08           3,152   2013
                                                           9.14             10.42           1,517   2012
                                                           9.28              9.14           1,631   2011
                                                           8.45              9.28           1,714   2010
                                                           6.01              8.45             692   2009
                                                           9.77              6.01              --   2008
                                                          10.00              9.77              --   2007
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 6.64            $ 4.65       1,032,067   2015
                                                           8.40              6.64         895,676   2014
                                                           7.76              8.40         782,862   2013
                                                           8.11              7.76         797,283   2012
                                                          10.21              8.11         438,690   2011
                                                           8.13             10.21         394,970   2010
                                                           4.67              8.13         644,841   2009
                                                          10.13              4.67         587,011   2008
                                                          10.00             10.13           7,922   2007
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $17.36            $18.52              --   2015
                                                          15.00             17.36              --   2014
                                                          11.31             15.00              --   2013
                                                           9.83             11.31              --   2012
                                                           9.76              9.83              --   2011
                                                           8.36              9.76              --   2010
                                                           5.58              8.36              --   2009
                                                           9.75              5.58              --   2008
                                                          10.00              9.75              --   2007
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $19.65            $19.62           3,140   2015
                                                          19.19             19.65           3,258   2014
                                                          13.92             19.19           3,305   2013
                                                          11.74             13.92           1,910   2012
                                                          12.61             11.74           2,057   2011
                                                          10.00             12.61           2,304   2010
--------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.82            $14.21             --    2015
                                                                        13.01             13.82             --    2014
                                                                         9.48             13.01             --    2013
                                                                        10.00              9.48             38    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.93            $17.37             --    2015
                                                                        15.98             16.93             --    2014
                                                                        11.67             15.98             --    2013
                                                                        10.51             11.67             --    2012
                                                                        11.46             10.51             --    2011
                                                                         9.78             11.46             --    2010
                                                                         6.03              9.78             --    2009
                                                                        12.10              6.03             --    2008
                                                                        10.59             12.10             --    2007
                                                                        10.54             10.59             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.29            $14.97         30,335    2015
                                                                        15.24             16.29         34,673    2014
                                                                        11.47             15.24         51,216    2013
                                                                         9.85             11.47         73,630    2012
                                                                        10.27              9.85         97,013    2011
                                                                         9.06             10.27        134,528    2010
                                                                         7.21              9.06        156,495    2009
                                                                        11.46              7.21        180,252    2008
                                                                        11.98             11.46        776,222    2007
                                                                        10.54             11.98        327,980    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.40            $14.22          5,037    2015
                                                                        14.54             15.40          5,193    2014
                                                                        11.49             14.54          7,177    2013
                                                                        10.30             11.49          8,320    2012
                                                                        10.52             10.30          9,592    2011
                                                                         9.80             10.52         12,609    2010
                                                                         7.80              9.80         13,093    2009
                                                                        11.40              7.80         13,870    2008
                                                                        10.77             11.40         13,110    2007
                                                                        10.00             10.77         14,525    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.44            $12.82        138,546    2015
                                                                        12.61             13.44        183,490    2014
                                                                        10.31             12.61        190,575    2013
                                                                         9.37             10.31        224,387    2012
                                                                         9.69              9.37        239,748    2011
                                                                         8.83              9.69        230,994    2010
                                                                         7.36              8.83        238,524    2009
                                                                         9.72              7.36        216,731    2008
                                                                        10.00              9.72        128,024    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $14.99            $14.30        244,005    2015
                                                                        15.29             14.99        181,474    2014
                                                                        13.15             15.29        203,430    2013
                                                                        11.65             13.15        249,902    2012
                                                                        12.78             11.65        218,577    2011
                                                                        11.59             12.78        233,250    2010
                                                                         8.77             11.59        362,416    2009
                                                                        15.06              8.77        384,510    2008
                                                                        13.44             15.06        636,958    2007
                                                                        10.73             13.44        487,040    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $12.22            $10.69          17,413   2015
                                                                     11.72             12.22          25,991   2014
                                                                      8.98             11.72          32,390   2013
                                                                      7.79              8.98          41,609   2012
                                                                      8.24              7.79          47,932   2011
                                                                      7.86              8.24          68,525   2010
                                                                      5.43              7.86          74,347   2009
                                                                     11.53              5.43         101,507   2008
                                                                     11.62             11.53          68,953   2007
                                                                     10.50             11.62          59,565   2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.54            $11.45          63,277   2015
                                                                     11.00             11.54          69,351   2014
                                                                      9.66             11.00          72,709   2013
                                                                      8.70              9.66          80,187   2012
                                                                      9.16              8.70          87,630   2011
                                                                      8.48              9.16          75,970   2010
                                                                      6.95              8.48          69,279   2009
                                                                     10.17              6.95          63,934   2008
                                                                     10.00             10.17          72,682   2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $12.23            $12.30              --   2015
                                                                     11.91             12.23              --   2014
                                                                      9.90             11.91              --   2013
                                                                      8.92              9.90              --   2012
                                                                     11.89              8.92              --   2011
                                                                     10.24             11.89              --   2010
                                                                      6.83             10.24              --   2009
                                                                     13.26              6.83              --   2008
                                                                     11.30             13.26              --   2007
                                                                     10.64             11.30              --   2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $15.74            $15.64          10,742   2015
                                                                     14.70             15.74          13,074   2014
                                                                     11.15             14.70          18,963   2013
                                                                      9.71             11.15          26,063   2012
                                                                      9.35              9.71          35,155   2011
                                                                      8.46              9.35          40,505   2010
                                                                      7.18              8.46          43,218   2009
                                                                     12.35              7.18          45,836   2008
                                                                     12.03             12.35          49,334   2007
                                                                     10.50             12.03          50,160   2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 8.72            $ 8.75         411,329   2015
                                                                      9.52              8.72         409,012   2014
                                                                      7.92              9.52         354,715   2013
                                                                      7.08              7.92         688,554   2012
                                                                      8.97              7.08         671,847   2011
                                                                      8.78              8.97         640,249   2010
                                                                      6.67              8.78         643,185   2009
                                                                     14.59              6.67         750,760   2008
                                                                     14.10             14.59       1,502,546   2007
                                                                     10.66             14.10       1,053,158   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $16.26            $17.65           8,306   2015
                                                                     14.58             16.26          10,909   2014
                                                                     10.87             14.58          17,301   2013
                                                                      9.51             10.87          24,335   2012
                                                                     10.08              9.51          34,789   2011
                                                                      9.37             10.08          43,471   2010
                                                                      6.98              9.37          47,045   2009
                                                                     11.84              6.98          60,387   2008
                                                                     10.64             11.84          61,687   2007
                                                                     10.93             10.64          60,554   2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.19            $15.61              --   2015
                                                                     16.88             16.19          91,352   2014
                                                                     11.86             16.88              --   2013
                                                                     10.55             11.86              --   2012
                                                                     10.34             10.55              --   2011
                                                                      7.73             10.34              --   2010
                                                                      5.58              7.73              --   2009
                                                                     10.48              5.58              --   2008
                                                                      9.41             10.48              --   2007
                                                                     10.00              9.41              --   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.94            $11.41          68,456   2015
                                                                     11.80             11.94         327,679   2014
                                                                     13.16             11.80         363,758   2013
                                                                     12.51             13.16         359,112   2012
                                                                     11.43             12.51         394,721   2011
                                                                     11.11             11.43         487,563   2010
                                                                     10.28             11.11         763,290   2009
                                                                     10.67             10.28         703,061   2008
                                                                      9.95             10.67          39,112   2007
                                                                     10.00              9.95          40,406   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $16.65            $15.31          18,389   2015
                                                                     15.51             16.65          24,546   2014
                                                                     11.50             15.51          31,045   2013
                                                                     10.32             11.50          40,742   2012
                                                                     10.83             10.32          60,191   2011
                                                                      9.83             10.83          74,451   2010
                                                                      7.67              9.83          84,115   2009
                                                                     12.41              7.67         101,992   2008
                                                                     12.48             12.41         105,867   2007
                                                                     10.48             12.48          98,645   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $15.40            $14.93       1,126,057   2015
                                                                     15.43             15.40       1,381,852   2014
                                                                     13.76             15.43       1,588,696   2013
                                                                     12.78             13.76       1,962,172   2012
                                                                     13.54             12.78       2,517,257   2011
                                                                     12.59             13.54       2,353,945   2010
                                                                     10.63             12.59       2,447,121   2009
                                                                     13.51             10.63       2,490,847   2008
                                                                     11.82             13.51       2,706,803   2007
                                                                     10.36             11.82       1,529,416   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $16.04            $16.11             --    2015
                                                                         14.37             16.04             --    2014
                                                                         10.98             14.37             --    2013
                                                                          9.77             10.98             --    2012
                                                                          9.74              9.77             --    2011
                                                                          8.64              9.74             --    2010
                                                                          6.97              8.64             --    2009
                                                                         12.04              6.97             --    2008
                                                                         11.37             12.04             --    2007
                                                                         10.86             11.37             --    2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $15.76            $14.39          5,710    2015
                                                                         15.31             15.76          7,762    2014
                                                                         11.00             15.31          9,431    2013
                                                                          9.92             11.00         12,743    2012
                                                                         10.40              9.92         13,593    2011
                                                                          8.27             10.40         19,240    2010
                                                                          6.59              8.27         24,499    2009
                                                                         11.26              6.59         33,596    2008
                                                                         11.63             11.26         33,484    2007
                                                                         10.58             11.63         28,709    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $12.43            $12.17        247,956    2015
                                                                         13.37             12.43        178,583    2014
                                                                         11.34             13.37        197,899    2013
                                                                          9.84             11.34        251,560    2012
                                                                         11.99              9.84        308,314    2011
                                                                         10.76             11.99        316,673    2010
                                                                          7.96             10.76        345,101    2009
                                                                         15.78              7.96        426,405    2008
                                                                         13.47             15.78        690,631    2007
                                                                         11.16             13.47        653,639    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $16.64            $16.66         14,014    2015
                                                                         15.53             16.64         18,409    2014
                                                                         11.69             15.53         24,548    2013
                                                                         10.63             11.69         32,418    2012
                                                                         11.15             10.63         39,033    2011
                                                                          9.36             11.15         56,296    2010
                                                                          7.55              9.36         74,173    2009
                                                                         12.73              7.55         88,029    2008
                                                                         11.06             12.73         82,279    2007
                                                                         10.64             11.06         97,033    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.78            $11.43        108,816    2015
                                                                         11.96             11.78        249,133    2014
                                                                         11.76             11.96        266,010    2013
                                                                         11.19             11.76        225,266    2012
                                                                         11.13             11.19          1,801    2011
                                                                         10.42             11.13          4,118    2010
                                                                          7.37             10.42        202,458    2009
                                                                         10.33              7.37        239,994    2008
                                                                         10.37             10.33        549,148    2007
                                                                         10.04             10.37             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $ 16.18           $15.41           3,943   2015
                                                                 16.12            16.18           4,267   2014
                                                                 15.42            16.12           6,755   2013
                                                                 13.78            15.42           8,215   2012
                                                                 13.40            13.78           9,293   2011
                                                                 11.96            13.40          12,154   2010
                                                                  8.01            11.96          13,800   2009
                                                                 11.07             8.01          17,732   2008
                                                                 10.95            11.07          20,255   2007
                                                                 10.11            10.95          19,538   2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $ 16.64           $17.30           1,134   2015
                                                                 15.52            16.64           2,680   2014
                                                                 11.34            15.52           6,183   2013
                                                                  9.90            11.34           8,105   2012
                                                                 11.68             9.90         287,551   2011
                                                                 10.13            11.68         276,245   2010
                                                                  8.01            10.13         205,385   2009
                                                                 14.08             8.01         226,145   2008
                                                                 11.91            14.08              --   2007
                                                                 10.61            11.91              --   2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $ 14.64           $14.33         114,451   2015
                                                                 14.16            14.64         117,805   2014
                                                                 12.54            14.16         148,127   2013
                                                                 11.40            12.54         170,078   2012
                                                                 11.98            11.40         239,676   2011
                                                                 10.73            11.98         281,736   2010
                                                                  8.51            10.73         318,429   2009
                                                                 12.22             8.51         399,192   2008
                                                                 10.83            12.22         532,415   2007
                                                                 10.32            10.83         554,980   2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $ 14.87           $14.62         524,833   2015
                                                                 13.80            14.87         585,204   2014
                                                                 11.81            13.80         712,268   2013
                                                                 10.50            11.81         857,237   2012
                                                                 11.15            10.50         852,229   2011
                                                                  9.67            11.15         897,115   2010
                                                                  7.13             9.67       1,040,511   2009
                                                                 11.06             7.13       1,028,267   2008
                                                                 10.39            11.06       1,131,579   2007
                                                                 10.00            10.39         731,673   2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $ 17.37           $17.08         438,897   2015
                                                                 15.88            17.37         517,671   2014
                                                                 12.38            15.88         686,046   2013
                                                                 10.88            12.38         954,388   2012
                                                                 11.43            10.88           3,985   2011
                                                                  9.98            11.43           6,508   2010
                                                                  7.52             9.98           7,240   2009
                                                                 13.40             7.52           6,203   2008
                                                                 11.66            13.40         529,837   2007
                                                                 10.68            11.66         312,030   2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.69            $18.50             --    2015
                                                                         17.24             18.69             --    2014
                                                                         12.73             17.24             --    2013
                                                                         10.63             12.73             --    2012
                                                                         11.17             10.63             --    2011
                                                                          9.66             11.17             --    2010
                                                                          7.26              9.66             --    2009
                                                                         12.64              7.26             --    2008
                                                                         12.10             12.64             --    2007
                                                                         10.85             12.10             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.78            $13.87        249,410    2015
                                                                         13.91             14.78        278,920    2014
                                                                         11.11             13.91        391,565    2013
                                                                          9.69             11.11        528,087    2012
                                                                          9.83              9.69         63,923    2011
                                                                          8.73              9.83         78,255    2010
                                                                          6.86              8.73         88,585    2009
                                                                         12.25              6.86        107,926    2008
                                                                         12.35             12.25        546,626    2007
                                                                         10.52             12.35         91,505    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.46            $15.71             --    2015
                                                                         15.24             16.46             --    2014
                                                                         11.68             15.24             --    2013
                                                                         10.08             11.68             --    2012
                                                                         10.16             10.08             --    2011
                                                                          9.05             10.16             --    2010
                                                                          7.27              9.05             --    2009
                                                                         12.78              7.27             --    2008
                                                                         11.67             12.78             --    2007
                                                                         10.56             11.67             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.76            $16.26        191,636    2015
                                                                         14.37             15.76         94,130    2014
                                                                         10.67             14.37        114,915    2013
                                                                         10.00             10.67        168,260    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.00            $17.80         10,805    2015
                                                                         15.64             17.00         20,454    2014
                                                                         11.74             15.64         27,903    2013
                                                                         10.47             11.74         37,599    2012
                                                                         10.70             10.47         54,226    2011
                                                                          8.82             10.70         65,048    2010
                                                                          7.03              8.82         80,981    2009
                                                                         13.63              7.03         85,160    2008
                                                                         10.99             13.63         68,804    2007
                                                                         10.52             10.99         85,271    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.21            $11.86        630,144    2015
                                                                         11.80             12.21        432,119    2014
                                                                         12.31             11.80        560,182    2013
                                                                         11.90             12.31        665,401    2012
                                                                         11.35             11.90          3,342    2011
                                                                         10.77             11.35         11,406    2010
                                                                          9.52             10.77          6,634    2009
                                                                         10.07              9.52          3,288    2008
                                                                         10.00             10.07        565,372    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.32            $17.65         160,471   2015
                                                                         17.64             18.32         308,215   2014
                                                                         13.25             17.64         315,907   2013
                                                                         11.81             13.25         453,250   2012
                                                                         13.52             11.81          57,448   2011
                                                                         10.74             13.52          72,533   2010
                                                                          7.84             10.74          92,358   2009
                                                                         13.26              7.84         127,160   2008
                                                                         11.74             13.26         333,969   2007
                                                                         10.66             11.74         127,638   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.93            $16.05              --   2015
                                                                         16.23             16.93              --   2014
                                                                         12.72             16.23              --   2013
                                                                         10.22             12.72              --   2012
                                                                         11.47             10.22              --   2011
                                                                          9.27             11.47              --   2010
                                                                          6.02              9.27              --   2009
                                                                         12.62              6.02              --   2008
                                                                         12.23             12.62           3,011   2007
                                                                         10.76             12.23              --   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.40            $10.47          85,291   2015
                                                                         11.31             11.40         114,000   2014
                                                                          9.33             11.31         158,673   2013
                                                                          8.26              9.33         196,185   2012
                                                                          8.57              8.26         246,239   2011
                                                                          7.93              8.57         266,630   2010
                                                                          6.22              7.93         314,533   2009
                                                                          9.90              6.22         252,785   2008
                                                                         10.00              9.90         211,613   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.92            $13.59       4,911,063   2015
                                                                         14.56             14.92       5,806,252   2014
                                                                         13.05             14.56       7,031,191   2013
                                                                         11.83             13.05       8,628,720   2012
                                                                         11.79             11.83      10,811,811   2011
                                                                         10.68             11.79      12,917,098   2010
                                                                          8.04             10.68      14,840,179   2009
                                                                         11.68              8.04      17,856,932   2008
                                                                         11.49             11.68      19,381,842   2007
                                                                          9.92             11.49      14,059,980   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.52            $13.52           2,573   2015
                                                                         13.83             14.52           4,255   2014
                                                                         11.01             13.83           8,474   2013
                                                                          9.84             11.01          10,145   2012
                                                                         10.15              9.84         293,796   2011
                                                                          9.32             10.15         320,493   2010
                                                                          7.55              9.32         554,815   2009
                                                                         12.26              7.55         590,745   2008
                                                                         12.09             12.26           1,863   2007
                                                                         10.43             12.09         302,230   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.10            $10.17             --    2015
                                                         11.66             11.10             --    2014
                                                          9.10             11.66             --    2013
                                                          7.67              9.10             --    2012
                                                          8.42              7.67             --    2011
                                                          8.01              8.42             --    2010
                                                          6.23              8.01             --    2009
                                                         11.04              6.23             --    2008
                                                         11.01             11.04             --    2007
                                                         10.00             11.01          1,569    2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $17.31            $16.18             --    2015
                                                         15.85             17.31             --    2014
                                                         12.16             15.85             --    2013
                                                         10.95             12.16             --    2012
                                                         11.36             10.95             --    2011
                                                         10.39             11.36             --    2010
                                                          8.46             10.39             --    2009
                                                         12.88              8.46             --    2008
                                                         11.94             12.88             --    2007
                                                         10.35             11.94             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.77            $11.48          9,291    2015
                                                         11.43             11.77         10,360    2014
                                                         11.83             11.43         11,260    2013
                                                         11.42             11.83         11,084    2012
                                                         10.88             11.42         13,536    2011
                                                         10.33             10.88         19,186    2010
                                                          9.77             10.33         20,544    2009
                                                         10.51              9.77         18,928    2008
                                                         10.24             10.51         33,460    2007
                                                         10.02             10.24        909,305    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.16            $18.37             --    2015
                                                         16.25             18.16             --    2014
                                                         12.30             16.25             --    2013
                                                         10.39             12.30             --    2012
                                                         10.56             10.39             --    2011
                                                          9.66             10.56             --    2010
                                                          7.11              9.66             --    2009
                                                         11.46              7.11             --    2008
                                                         11.10             11.46             --    2007
                                                         10.39             11.10             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.59            $20.06         62,924    2015
                                                         15.16             19.59         75,477    2014
                                                         15.09             15.16        158,212    2013
                                                         13.19             15.09         60,588    2012
                                                         12.26             13.19         73,481    2011
                                                          9.70             12.26         88,395    2010
                                                          7.30              9.70        107,072    2009
                                                         11.65              7.30        131,018    2008
                                                         13.97             11.65            403    2007
                                                         10.72             13.97          1,008    2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $16.76            $16.59             171   2015
                                                   15.11             16.76             188   2014
                                                   11.69             15.11             486   2013
                                                   10.31             11.69             596   2012
                                                   10.35             10.31           6,022   2011
                                                    9.20             10.35           2,803   2010
                                                    7.44              9.20           2,771   2009
                                                   12.13              7.44           2,747   2008
                                                   11.79             12.13         347,549   2007
                                                   10.42             11.79              --   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $17.44            $16.38           7,126   2015
                                                   17.16             17.44          10,299   2014
                                                   12.80             17.16          13,522   2013
                                                   11.40             12.80          18,193   2012
                                                   11.29             11.40          27,947   2011
                                                    9.04             11.29          36,512   2010
                                                    7.05              9.04          45,926   2009
                                                   11.54              7.05          51,860   2008
                                                   11.50             11.54          52,231   2007
                                                   10.37             11.50          52,682   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $13.57            $13.14       3,181,385   2015
                                                   13.15             13.57       3,900,241   2014
                                                   11.68             13.15       4,630,031   2013
                                                   10.60             11.68       5,454,867   2012
                                                   11.14             10.60       6,904,460   2011
                                                   10.37             11.14       7,859,141   2010
                                                    8.76             10.37       9,129,292   2009
                                                   12.65              8.76      10,066,588   2008
                                                   11.57             12.65      11,103,137   2007
                                                   10.38             11.57      11,929,994   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.20            $11.79       6,827,170   2015
                                                   11.85             12.20       8,149,908   2014
                                                   10.56             11.85       9,610,320   2013
                                                    9.60             10.56      11,747,555   2012
                                                   10.12              9.60      13,758,448   2011
                                                    9.44             10.12      15,282,878   2010
                                                    8.00              9.44      16,945,311   2009
                                                   11.56              8.00      18,095,038   2008
                                                   10.58             11.56      19,853,301   2007
                                                   10.00             10.58      13,310,499   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $16.98            $16.25              --   2015
                                                   15.37             16.98              --   2014
                                                   11.72             15.37              --   2013
                                                   10.33             11.72              --   2012
                                                   10.86             10.33              --   2011
                                                   10.06             10.86              --   2010
                                                    7.80             10.06              --   2009
                                                   12.46              7.80              --   2008
                                                   11.78             12.46              --   2007
                                                   10.35             11.78              --   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $18.12            $16.11          14,490   2015
                                                                        16.29             18.12          17,616   2014
                                                                        12.52             16.29          22,597   2013
                                                                        10.79             12.52          31,693   2012
                                                                        11.76             10.79          41,050   2011
                                                                         9.61             11.76          54,547   2010
                                                                         7.37              9.61          68,989   2009
                                                                        11.95              7.37          81,478   2008
                                                                        11.82             11.95          75,575   2007
                                                                        10.39             11.82          75,276   2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.51            $ 9.32         592,645   2015
                                                                         9.71              9.51         475,533   2014
                                                                         9.92              9.71         528,587   2013
                                                                        10.00              9.92         645,177   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $17.90            $17.60         503,484   2015
                                                                        16.88             17.90         557,821   2014
                                                                        14.38             16.88         610,798   2013
                                                                        12.95             14.38         767,753   2012
                                                                        13.05             12.95         989,045   2011
                                                                        12.32             13.05       1,073,273   2010
                                                                        10.02             12.32       1,168,761   2009
                                                                        12.18             10.02         993,597   2008
                                                                        11.28             12.18         984,659   2007
                                                                        10.43             11.28         846,960   2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.44            $20.22          93,386   2015
                                                                        17.36             18.44         122,476   2014
                                                                        13.54             17.36         145,452   2013
                                                                        11.16             13.54         202,487   2012
                                                                        12.24             11.16         173,233   2011
                                                                        11.74             12.24         179,944   2010
                                                                         8.21             11.74         534,531   2009
                                                                        15.05              8.21         662,410   2008
                                                                        11.24             15.05         475,186   2007
                                                                        10.52             11.24         398,961   2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.46            $19.65           5,585   2015
                                                                        17.40             20.46           5,992   2014
                                                                        12.05             17.40           9,359   2013
                                                                        10.39             12.05          15,345   2012
                                                                        10.38             10.39          19,667   2011
                                                                         8.50             10.38          32,327   2010
                                                                         6.47              8.50          38,187   2009
                                                                        11.11              6.47          53,294   2008
                                                                        11.30             11.11          49,765   2007
                                                                        10.42             11.30          43,504   2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.50            $12.64         123,634   2015
                                                                        12.15             13.50         213,577   2014
                                                                         9.87             12.15         273,440   2013
                                                                         8.83              9.87         297,114   2012
                                                                         8.37              8.83         372,413   2011
                                                                         7.62              8.37         424,120   2010
                                                                         6.35              7.62         502,780   2009
                                                                         9.96              6.35         496,875   2008
                                                                        10.00              9.96         535,917   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.44           9,769   2015
                                                                                  10.00              9.92          14,963   2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $17.12            $16.76              --   2015
                                                                                  15.78             17.12              --   2014
                                                                                  12.23             15.78              --   2013
                                                                                  10.51             12.23              --   2012
                                                                                  10.99             10.51              --   2011
                                                                                  10.12             10.99              --   2010
                                                                                   8.17             10.12              --   2009
                                                                                  12.49              8.17              --   2008
                                                                                  11.59             12.49              --   2007
                                                                                  10.50             11.59              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $19.25            $18.46           7,174   2015
                                                                                  21.25             19.25           8,388   2014
                                                                                  15.36             21.25           9,787   2013
                                                                                  12.97             15.36          12,939   2012
                                                                                  14.80             12.97          14,735   2011
                                                                                  11.11             14.80          16,550   2010
                                                                                   6.96             11.11          22,774   2009
                                                                                  11.76              6.96          34,457   2008
                                                                                  11.74             11.76          30,736   2007
                                                                                  10.61             11.74          35,867   2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.23            $13.86         660,003   2015
                                                                                  13.43             14.23         758,684   2014
                                                                                  11.54             13.43         836,139   2013
                                                                                  10.62             11.54       1,004,489   2012
                                                                                  10.68             10.62       1,259,523   2011
                                                                                   9.94             10.68       1,489,497   2010
                                                                                   8.62              9.94       1,595,277   2009
                                                                                  11.33              8.62       1,584,579   2008
                                                                                  11.13             11.33       1,840,885   2007
                                                                                  10.18             11.13       1,564,504   2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $21.24            $17.74              --   2015
                                                                                  19.28             21.24              --   2014
                                                                                  16.38             19.28              --   2013
                                                                                  14.77             16.38           1,802   2012
                                                                                  14.16             14.77             379   2011
                                                                                  12.73             14.16             687   2010
                                                                                   9.78             12.73           1,160   2009
                                                                                  16.06              9.78           4,001   2008
                                                                                  12.85             16.06           2,791   2007
                                                                                  10.02             12.85           1,089   2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.68          11,179   2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $15.38            $15.56              --   2015
                                                                                  13.64             15.38              --   2014
                                                                                  10.76             13.64              --   2013
                                                                                   9.65             10.76              --   2012
                                                                                   9.99              9.65              --   2011
                                                                                   9.35              9.99              --   2010
                                                                                   6.62              9.35              --   2009
                                                                                  12.44              6.62              --   2008
                                                                                  11.15             12.44              --   2007
                                                                                  10.57             11.15              --   2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.15            $10.00         305,804   2015
                                                                           9.59             10.15         378,650   2014
                                                                           8.68              9.59         511,126   2013
                                                                           7.90              8.68         619,181   2012
                                                                           8.04              7.90         766,984   2011
                                                                           7.28              8.04         981,162   2010
                                                                           6.11              7.28       1,017,030   2009
                                                                          11.07              6.11       1,118,116   2008
                                                                          10.92             11.07       1,025,660   2007
                                                                          10.06             10.92         829,705   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.77            $14.34              --   2015
                                                                          13.32             13.77              --   2014
                                                                          10.03             13.32              --   2013
                                                                           8.81             10.03              --   2012
                                                                           8.92              8.81              --   2011
                                                                           7.16              8.92              --   2010
                                                                           5.53              7.16              --   2009
                                                                          11.12              5.53              --   2008
                                                                          10.70             11.12              --   2007
                                                                          10.64             10.70              --   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $15.13            $15.36         162,320   2015
                                                                          15.14             15.13         194,399   2014
                                                                          12.17             15.14         166,487   2013
                                                                          10.27             12.17         224,885   2012
                                                                          11.46             10.27         277,243   2011
                                                                          10.11             11.46         279,273   2010
                                                                           7.41             10.11         304,868   2009
                                                                          12.68              7.41         365,513   2008
                                                                          12.20             12.68              --   2007
                                                                          10.62             12.20              --   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.93            $16.09         236,351   2015
                                                                          14.73             15.93         287,711   2014
                                                                          11.44             14.73         356,287   2013
                                                                          10.02             11.44         494,923   2012
                                                                          10.26             10.02       1,145,252   2011
                                                                           9.04             10.26       1,252,324   2010
                                                                           7.21              9.04         796,956   2009
                                                                          12.00              7.21         881,464   2008
                                                                          11.76             12.00           4,257   2007
                                                                          10.47             11.76         692,801   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.69            $17.19         159,719   2015
                                                                          17.09             18.69         180,415   2014
                                                                          12.41             17.09         319,694   2013
                                                                          10.77             12.41         481,652   2012
                                                                          11.26             10.77         580,382   2011
                                                                           9.34             11.26         638,334   2010
                                                                           6.97              9.34         204,089   2009
                                                                          11.47              6.97         253,679   2008
                                                                          11.88             11.47         468,962   2007
                                                                          10.58             11.88          94,225   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.90            $11.47              --   2015
                                                                              13.11             12.90              --   2014
                                                                              13.37             13.11              --   2013
                                                                              11.89             13.37              --   2012
                                                                              11.91             11.89              --   2011
                                                                              10.76             11.91              --   2010
                                                                               9.04             10.76              --   2009
                                                                              10.98              9.04           3,774   2008
                                                                              10.36             10.98              --   2007
                                                                              10.12             10.36              --   2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.01            $14.46         235,694   2015
                                                                              14.83             15.01         176,418   2014
                                                                              14.32             14.83         145,164   2013
                                                                              12.79             14.32         163,244   2012
                                                                              12.63             12.79         270,436   2011
                                                                              11.27             12.63         319,654   2010
                                                                               8.20             11.27         259,752   2009
                                                                              10.95              8.20         321,805   2008
                                                                              10.80             10.95         115,099   2007
                                                                              10.11             10.80         446,107   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.68            $16.11           5,974   2015
                                                                              13.73             16.68           7,008   2014
                                                                              16.11             13.73          10,603   2013
                                                                              15.75             16.11           9,404   2012
                                                                              12.58             15.75          12,220   2011
                                                                              11.50             12.58          28,068   2010
                                                                              12.28             11.50         207,778   2009
                                                                              10.69             12.28         190,613   2008
                                                                               9.95             10.69         590,302   2007
                                                                              10.04              9.95         395,738   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.85            $11.65         407,000   2015
                                                                              12.00             11.85         993,354   2014
                                                                              12.27             12.00       1,043,750   2013
                                                                              11.83             12.27       1,112,412   2012
                                                                              11.95             11.83       1,227,732   2011
                                                                              11.58             11.95       1,455,221   2010
                                                                              10.44             11.58       1,810,299   2009
                                                                              10.70             10.44       1,754,845   2008
                                                                              10.18             10.70       3,800,077   2007
                                                                               9.99             10.18         620,156   2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.04            $13.81         721,475   2015
                                                                              13.74             14.04         489,330   2014
                                                                              14.31             13.74         620,404   2013
                                                                              13.33             14.31         660,349   2012
                                                                              13.14             13.33         821,966   2011
                                                                              12.40             13.14         959,914   2010
                                                                              11.11             12.40         556,069   2009
                                                                              10.82             11.11         541,151   2008
                                                                              10.16             10.82         759,952   2007
                                                                               9.99             10.16       2,007,283   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.54            $17.15          1,668    2015
                                                             15.83             16.54          1,883    2014
                                                             12.49             15.83          2,440    2013
                                                             11.53             12.49          2,984    2012
                                                             12.33             11.53          3,168    2011
                                                             11.72             12.33          5,062    2010
                                                              7.60             11.72          5,591    2009
                                                             12.81              7.60          7,197    2008
                                                             11.88             12.81        442,225    2007
                                                             10.67             11.88        682,562    2006
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $17.42            $18.94          3,115    2015
                                                             16.23             17.42          4,593    2014
                                                             12.08             16.23          8,381    2013
                                                             10.66             12.08         10,576    2012
                                                             10.89             10.66         11,757    2011
                                                              9.98             10.89         15,479    2010
                                                              7.14              9.98         17,313    2009
                                                             11.68              7.14         21,452    2008
                                                             10.69             11.68         20,374    2007
                                                             10.77             10.69         22,762    2006
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.87            $ 8.28         73,825    2015
                                                             15.12             11.87         62,740    2014
                                                             14.06             15.12         53,669    2013
                                                             14.79             14.06         63,486    2012
                                                             18.72             14.79          1,753    2011
                                                             14.99             18.72          2,049    2010
                                                              8.67             14.99         71,130    2009
                                                             18.92              8.67        108,144    2008
                                                             13.08             18.92         79,596    2007
                                                             10.97             13.08          2,485    2006
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $21.46            $22.75             --    2015
                                                             18.66             21.46             --    2014
                                                             14.15             18.66             --    2013
                                                             12.37             14.15             --    2012
                                                             12.36             12.37             --    2011
                                                             10.65             12.36             --    2010
                                                              7.15             10.65             --    2009
                                                             12.57              7.15             --    2008
                                                             10.90             12.57             --    2007
                                                             10.52             10.90             --    2006
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $19.12            $18.98             --    2015
                                                             18.79             19.12             --    2014
                                                             13.72             18.79             --    2013
                                                             11.63             13.72             --    2012
                                                             12.57             11.63             --    2011
                                                             10.00             12.57             --    2010
-----------------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.13            $14.63         106,355   2015
                                                                        13.23             14.13         114,336   2014
                                                                         9.58             13.23         114,973   2013
                                                                        10.00              9.58         122,884   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $22.44            $23.17          83,642   2015
                                                                        21.05             22.44         103,498   2014
                                                                        15.28             21.05         127,797   2013
                                                                        13.67             15.28         147,260   2012
                                                                        14.82             13.67         161,201   2011
                                                                        12.58             14.82         194,748   2010
                                                                         7.71             12.58         234,468   2009
                                                                        15.37              7.71         245,240   2008
                                                                        13.37             15.37         271,063   2007
                                                                        13.22             13.37         271,792   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $24.26            $22.43         481,943   2015
                                                                        22.56             24.26         628,027   2014
                                                                        16.88             22.56         713,358   2013
                                                                        14.40             16.88         857,966   2012
                                                                        14.93             14.40       1,074,202   2011
                                                                        13.09             14.93       1,323,006   2010
                                                                        10.35             13.09       1,811,655   2009
                                                                        16.35             10.35       2,127,948   2008
                                                                        16.99             16.35       2,630,987   2007
                                                                        14.86             16.99       2,283,721   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.24            $15.08          30,285   2015
                                                                        15.24             16.24         160,258   2014
                                                                        11.96             15.24          37,411   2013
                                                                        10.66             11.96          38,903   2012
                                                                        10.82             10.66          44,517   2011
                                                                        10.02             10.82          78,416   2010
                                                                         7.93             10.02         101,057   2009
                                                                        11.52              7.93         116,238   2008
                                                                        10.81             11.52          81,444   2007
                                                                        10.00             10.81         101,419   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.08            $13.52          70,140   2015
                                                                        13.14             14.08          83,159   2014
                                                                        10.68             13.14          87,746   2013
                                                                         9.64             10.68          59,087   2012
                                                                         9.91              9.64          59,240   2011
                                                                         8.97              9.91          59,109   2010
                                                                         7.43              8.97          68,114   2009
                                                                         9.76              7.43          47,256   2008
                                                                        10.00              9.76          15,234   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $18.20            $17.47         436,511   2015
                                                                        18.45             18.20         429,272   2014
                                                                        15.77             18.45         499,017   2013
                                                                        13.89             15.77         549,154   2012
                                                                        15.15             13.89         760,948   2011
                                                                        13.65             15.15       1,265,180   2010
                                                                        10.27             13.65       1,022,699   2009
                                                                        17.52             10.27       1,131,676   2008
                                                                        15.54             17.52       1,399,505   2007
                                                                        12.33             15.54         773,509   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $18.01            $15.86         171,782   2015
                                                                     17.18             18.01         184,006   2014
                                                                     13.08             17.18         218,416   2013
                                                                     11.28             13.08         260,164   2012
                                                                     11.85             11.28         317,181   2011
                                                                     11.24             11.85         407,103   2010
                                                                      7.72             11.24         494,184   2009
                                                                     16.29              7.72         532,826   2008
                                                                     16.31             16.29         570,017   2007
                                                                     14.65             16.31         647,770   2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $12.07            $12.05         123,067   2015
                                                                     11.43             12.07         115,678   2014
                                                                      9.98             11.43          69,891   2013
                                                                      8.93              9.98          80,605   2012
                                                                      9.35              8.93          72,277   2011
                                                                      8.60              9.35          82,933   2010
                                                                      7.01              8.60          86,826   2009
                                                                     10.19              7.01          59,873   2008
                                                                     10.00             10.19          35,481   2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $16.94            $17.13          55,495   2015
                                                                     16.40             16.94          66,753   2014
                                                                     13.54             16.40          86,765   2013
                                                                     12.13             13.54          95,822   2012
                                                                     16.07             12.13         112,722   2011
                                                                     13.75             16.07         148,449   2010
                                                                      9.11             13.75         181,350   2009
                                                                     17.60              9.11         142,751   2008
                                                                     14.90             17.60         143,265   2007
                                                                     13.95             14.90         109,554   2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $22.01            $22.00         252,226   2015
                                                                     20.44             22.01         318,394   2014
                                                                     15.41             20.44         387,200   2013
                                                                     13.34             15.41         489,877   2012
                                                                     12.76             13.34         626,142   2011
                                                                     11.48             12.76         783,528   2010
                                                                      9.68             11.48         926,988   2009
                                                                     16.56              9.68       1,048,723   2008
                                                                     16.02             16.56       1,155,090   2007
                                                                     13.90             16.02       1,316,343   2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $10.47            $10.56         679,651   2015
                                                                     11.36             10.47         738,772   2014
                                                                      9.39             11.36         848,227   2013
                                                                      8.34              9.39       1,277,686   2012
                                                                     10.51              8.34       1,311,744   2011
                                                                     10.22             10.51       1,396,236   2010
                                                                      7.72             10.22       1,732,285   2009
                                                                     16.77              7.72       1,870,729   2008
                                                                     16.12             16.77       2,423,021   2007
                                                                     12.10             16.12       1,392,140   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $21.83            $23.85         368,756   2015
                                                                     19.46             21.83         104,547   2014
                                                                     14.41             19.46         110,903   2013
                                                                     12.53             14.41         114,755   2012
                                                                     13.21             12.53         164,656   2011
                                                                     12.21             13.21         193,000   2010
                                                                      9.03             12.21         217,282   2009
                                                                     15.23              9.03         259,952   2008
                                                                     13.61             15.23         244,627   2007
                                                                     13.90             13.61         256,823   2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $17.07            $16.56         112,328   2015
                                                                     17.69             17.07         478,651   2014
                                                                     12.35             17.69         644,865   2013
                                                                     10.92             12.35         492,685   2012
                                                                     10.63             10.92         718,422   2011
                                                                      7.90             10.63         755,001   2010
                                                                      5.67              7.90         160,123   2009
                                                                     10.59              5.67         157,636   2008
                                                                      9.45             10.59         289,893   2007
                                                                     10.00              9.45          13,765   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.57            $12.08         183,802   2015
                                                                     12.34             12.57         504,241   2014
                                                                     13.69             12.34         647,715   2013
                                                                     12.93             13.69         787,136   2012
                                                                     11.74             12.93         750,679   2011
                                                                     11.34             11.74         837,777   2010
                                                                     10.44             11.34       1,384,226   2009
                                                                     10.76             10.44         957,286   2008
                                                                      9.97             10.76         105,552   2007
                                                                      9.96              9.97          89,335   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $18.47            $17.08         164,872   2015
                                                                     17.10             18.47         208,170   2014
                                                                     12.60             17.10         232,879   2013
                                                                     11.24             12.60         269,853   2012
                                                                     11.73             11.24         307,534   2011
                                                                     10.58             11.73         328,909   2010
                                                                      8.20             10.58         335,563   2009
                                                                     13.19              8.20         415,572   2008
                                                                     13.18             13.19         445,758   2007
                                                                     11.00             13.18         242,207   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $17.37            $16.95       1,261,460   2015
                                                                     17.29             17.37       1,432,434   2014
                                                                     15.34             17.29       1,683,190   2013
                                                                     14.15             15.34       1,911,127   2012
                                                                     14.90             14.15       2,345,813   2011
                                                                     13.78             14.90       2,689,797   2010
                                                                     11.56             13.78       2,702,947   2009
                                                                     14.61             11.56       1,963,533   2008
                                                                     12.69             14.61         820,337   2007
                                                                     11.07             12.69         310,160   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $18.46            $18.64          51,481   2015
                                                                         16.43             18.46          92,455   2014
                                                                         12.48             16.43         100,672   2013
                                                                         11.03             12.48         109,970   2012
                                                                         10.94             11.03         140,252   2011
                                                                          9.64             10.94         140,985   2010
                                                                          7.73              9.64         138,616   2009
                                                                         13.27              7.73         138,614   2008
                                                                         12.46             13.27          86,944   2007
                                                                         11.83             12.46          65,160   2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $19.17            $17.61         120,265   2015
                                                                         18.51             19.17         158,860   2014
                                                                         13.22             18.51         180,702   2013
                                                                         11.84             13.22         409,640   2012
                                                                         12.34             11.84         390,311   2011
                                                                          9.76             12.34         421,016   2010
                                                                          7.73              9.76         198,288   2009
                                                                         13.12              7.73         206,766   2008
                                                                         13.47             13.12         191,069   2007
                                                                         12.17             13.47         167,765   2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio - International Opportunities Fund
   -- Class 2                                                           $21.33            $21.02         440,633   2015
                                                                         22.81             21.33         458,115   2014
                                                                         19.22             22.81         563,499   2013
                                                                         16.58             19.22         718,556   2012
                                                                         20.08             16.58         872,618   2011
                                                                         17.91             20.08       1,041,788   2010
                                                                         13.18             17.91       1,217,735   2009
                                                                         25.96             13.18       1,353,727   2008
                                                                         22.01             25.96       1,511,360   2007
                                                                         18.12             22.01       1,317,951   2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $24.09            $24.26         346,221   2015
                                                                         22.34             24.09         399,809   2014
                                                                         16.71             22.34         510,286   2013
                                                                         15.11             16.71         658,722   2012
                                                                         15.75             15.11         829,045   2011
                                                                         13.15             15.75       1,037,570   2010
                                                                         10.53             13.15       1,223,599   2009
                                                                         17.65             10.53       1,344,850   2008
                                                                         15.25             17.65       1,537,005   2007
                                                                         14.58             15.25       1,489,036   2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $13.04            $12.72         977,134   2015
                                                                         13.16             13.04         775,011   2014
                                                                         12.86             13.16         924,989   2013
                                                                         12.16             12.86         819,444   2012
                                                                         12.03             12.16         744,903   2011
                                                                         11.18             12.03         920,967   2010
                                                                          7.86             11.18       1,250,080   2009
                                                                         10.95              7.86       1,347,831   2008
                                                                         10.94             10.95       1,593,069   2007
                                                                         10.52             10.94       1,356,957   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $20.33            $19.49         224,866   2015
                                                                20.14             20.33         585,596   2014
                                                                19.15             20.14         693,993   2013
                                                                17.00             19.15         936,138   2012
                                                                16.44             17.00         832,408   2011
                                                                14.59             16.44         928,019   2010
                                                                 9.71             14.59         773,829   2009
                                                                13.33              9.71         584,746   2008
                                                                13.11             13.33         552,477   2007
                                                                12.03             13.11         483,194   2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $27.18            $28.44         330,647   2015
                                                                25.20             27.18         369,070   2014
                                                                18.31             25.20         440,194   2013
                                                                15.88             18.31         530,060   2012
                                                                18.62             15.88         840,132   2011
                                                                16.05             18.62         934,818   2010
                                                                12.61             16.05       1,048,150   2009
                                                                22.03             12.61       1,123,431   2008
                                                                18.54             22.03       1,146,857   2007
                                                                16.41             18.54       1,089,382   2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.88            $15.64         125,262   2015
                                                                15.27             15.88         204,834   2014
                                                                13.44             15.27         220,737   2013
                                                                12.15             13.44         256,362   2012
                                                                12.68             12.15         272,594   2011
                                                                11.29             12.68         326,559   2010
                                                                 8.90             11.29         339,149   2009
                                                                12.70              8.90         336,189   2008
                                                                11.19             12.70         363,921   2007
                                                                10.60             11.19         362,522   2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.68            $15.51         489,818   2015
                                                                14.46             15.68         446,914   2014
                                                                12.30             14.46         804,465   2013
                                                                10.87             12.30         541,032   2012
                                                                11.47             10.87         950,174   2011
                                                                 9.88             11.47         799,189   2010
                                                                 7.25              9.88         703,424   2009
                                                                11.17              7.25         551,645   2008
                                                                10.43             11.17         526,828   2007
                                                                10.00             10.43          66,737   2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $27.77            $27.49       1,349,235   2015
                                                                25.24             27.77       1,595,238   2014
                                                                19.56             25.24       2,063,640   2013
                                                                17.09             19.56       2,301,863   2012
                                                                17.84             17.09       2,264,001   2011
                                                                15.48             17.84       2,580,207   2010
                                                                11.59             15.48       2,822,666   2009
                                                                20.53             11.59       3,142,450   2008
                                                                17.76             20.53       3,545,492   2007
                                                                16.17             17.76       2,969,919   2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.59            $25.47          45,977   2015
                                                                         23.46             25.59          53,364   2014
                                                                         17.22             23.46          44,483   2013
                                                                         14.29             17.22          47,073   2012
                                                                         14.92             14.29          46,650   2011
                                                                         12.83             14.92          62,412   2010
                                                                          9.59             12.83          71,331   2009
                                                                         16.59              9.59          98,608   2008
                                                                         15.77             16.59          99,694   2007
                                                                         14.06             15.77         103,019   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.31            $20.11         694,980   2015
                                                                         19.94             21.31         813,647   2014
                                                                         15.83             19.94       1,153,588   2013
                                                                         13.72             15.83       1,221,185   2012
                                                                         13.83             13.72         881,578   2011
                                                                         12.21             13.83       1,120,927   2010
                                                                          9.54             12.21       1,384,669   2009
                                                                         16.93              9.54       1,512,013   2008
                                                                         16.96             16.93       1,865,422   2007
                                                                         14.35             16.96       1,714,696   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.76            $19.94         152,040   2015
                                                                         19.11             20.76         197,396   2014
                                                                         14.55             19.11         256,698   2013
                                                                         12.49             14.55         230,747   2012
                                                                         12.50             12.49         242,599   2011
                                                                         11.08             12.50         297,301   2010
                                                                          8.85             11.08         340,531   2009
                                                                         15.45              8.85         401,346   2008
                                                                         14.02             15.45         420,320   2007
                                                                         12.61             14.02         433,262   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.05            $16.66         266,830   2015
                                                                         14.54             16.05         153,757   2014
                                                                         10.73             14.54         207,670   2013
                                                                         10.00             10.73         262,173   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $22.46            $23.66         356,757   2015
                                                                         20.53             22.46         386,044   2014
                                                                         15.32             20.53         421,581   2013
                                                                         13.58             15.32         275,224   2012
                                                                         13.79             13.58         263,824   2011
                                                                         11.30             13.79         370,679   2010
                                                                          8.96             11.30         449,176   2009
                                                                         17.25              8.96         532,362   2008
                                                                         13.82             17.25         621,462   2007
                                                                         13.16             13.82         575,986   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.80            $12.50         837,121   2015
                                                                         12.29             12.80         695,718   2014
                                                                         12.74             12.29         887,429   2013
                                                                         12.24             12.74       1,094,480   2012
                                                                         11.60             12.24         234,902   2011
                                                                         10.95             11.60         193,335   2010
                                                                          9.62             10.95         241,209   2009
                                                                         10.11              9.62         154,215   2008
                                                                         10.00             10.11         376,148   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $36.12            $35.02         504,944   2015
                                                                         34.57             36.12         663,955   2014
                                                                         25.82             34.57         883,515   2013
                                                                         22.87             25.82         982,426   2012
                                                                         26.03             22.87         887,367   2011
                                                                         20.54             26.03       1,144,974   2010
                                                                         14.92             20.54       1,326,603   2009
                                                                         25.06             14.92       1,450,255   2008
                                                                         22.05             25.06       1,724,495   2007
                                                                         19.90             22.05       1,715,062   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.92            $18.05          79,210   2015
                                                                         18.02             18.92         279,861   2014
                                                                         14.05             18.02         321,440   2013
                                                                         11.22             14.05          89,399   2012
                                                                         12.52             11.22         102,059   2011
                                                                         10.05             12.52         124,919   2010
                                                                          6.49             10.05         168,558   2009
                                                                         13.52              6.49         134,999   2008
                                                                         13.01             13.52         196,488   2007
                                                                         11.38             13.01         142,851   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.92            $11.02         345,603   2015
                                                                         11.76             11.92         388,206   2014
                                                                          9.64             11.76         431,928   2013
                                                                          8.48              9.64         418,459   2012
                                                                          8.74              8.48         443,490   2011
                                                                          8.05              8.74         517,751   2010
                                                                          6.27              8.05         643,059   2009
                                                                          9.92              6.27       2,131,570   2008
                                                                         10.00              9.92         217,211   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.54            $15.15       1,448,398   2015
                                                                         16.04             16.54       1,717,208   2014
                                                                         14.29             16.04       2,098,323   2013
                                                                         12.87             14.29       2,532,111   2012
                                                                         12.75             12.87       3,102,381   2011
                                                                         11.49             12.75       3,495,374   2010
                                                                          8.60             11.49       4,082,210   2009
                                                                         12.40              8.60       4,576,905   2008
                                                                         12.13             12.40       5,039,320   2007
                                                                         10.41             12.13       2,728,444   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $21.32            $19.97         234,906   2015
                                                                         20.19             21.32         289,803   2014
                                                                         15.97             20.19         323,329   2013
                                                                         14.19             15.97         375,427   2012
                                                                         14.55             14.19         687,303   2011
                                                                         13.28             14.55         774,211   2010
                                                                         10.69             13.28       1,009,197   2009
                                                                         17.24             10.69       1,011,078   2008
                                                                         16.91             17.24         683,261   2007
                                                                         14.49             16.91         373,361   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.70            $10.79         248,540   2015
                                                         12.22             11.70         288,127   2014
                                                          9.48             12.22         321,669   2013
                                                          7.94              9.48         371,727   2012
                                                          8.67              7.94         461,553   2011
                                                          8.19              8.67         519,402   2010
                                                          6.34              8.19         567,124   2009
                                                         11.15              6.34         696,619   2008
                                                         11.05             11.15         758,859   2007
                                                         10.00             11.05         230,214   2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $23.23            $21.85          91,459   2015
                                                         21.14             23.23         107,743   2014
                                                         16.12             21.14         126,598   2013
                                                         14.42             16.12         166,457   2012
                                                         14.87             14.42         189,896   2011
                                                         13.52             14.87         224,832   2010
                                                         10.94             13.52         258,857   2009
                                                         16.56             10.94         293,064   2008
                                                         15.26             16.56         343,233   2007
                                                         13.14             15.26         363,764   2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.77            $12.53         393,057   2015
                                                         12.32             12.77         451,466   2014
                                                         12.67             12.32         497,021   2013
                                                         12.17             12.67         563,447   2012
                                                         11.52             12.17         681,024   2011
                                                         10.86             11.52         768,272   2010
                                                         10.22             10.86         898,270   2009
                                                         10.93             10.22       1,078,563   2008
                                                         10.58             10.93       1,329,365   2007
                                                         10.28             10.58       1,464,391   2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $23.54            $23.96         205,989   2015
                                                         20.94             23.54         226,090   2014
                                                         15.75             20.94         286,243   2013
                                                         13.22             15.75         336,841   2012
                                                         13.36             13.22         480,182   2011
                                                         12.14             13.36         572,848   2010
                                                          8.88             12.14         665,439   2009
                                                         14.23              8.88         797,671   2008
                                                         13.71             14.23         882,235   2007
                                                         12.75             13.71         981,715   2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $34.66            $35.72         262,181   2015
                                                         26.67             34.66         323,038   2014
                                                         26.37             26.67         420,761   2013
                                                         22.91             26.37         392,756   2012
                                                         21.16             22.91         428,927   2011
                                                         16.65             21.16         510,228   2010
                                                         12.45             16.65         554,547   2009
                                                         19.75             12.45         566,248   2008
                                                         23.54             19.75         529,665   2007
                                                         17.95             23.54         728,471   2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $23.12            $23.03         812,397   2015
                                                   20.71             23.12         852,941   2014
                                                   15.93             20.71       1,026,421   2013
                                                   13.97             15.93       1,012,788   2012
                                                   13.94             13.97       1,065,244   2011
                                                   12.31             13.94       1,420,203   2010
                                                    9.89             12.31       1,722,934   2009
                                                   16.04              9.89       1,891,770   2008
                                                   15.48             16.04       2,234,769   2007
                                                   13.61             15.48       2,166,845   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $27.92            $26.38         208,442   2015
                                                   27.31             27.92         235,904   2014
                                                   20.24             27.31         296,598   2013
                                                   17.93             20.24         356,097   2012
                                                   17.64             17.93         426,144   2011
                                                   14.04             17.64         506,290   2010
                                                   10.89             14.04         654,504   2009
                                                   17.70             10.89         731,056   2008
                                                   17.54             17.70         827,362   2007
                                                   15.71             17.54       1,040,677   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $17.20            $16.76       2,666,295   2015
                                                   16.57             17.20       3,013,155   2014
                                                   14.63             16.57       3,358,848   2013
                                                   13.19             14.63       4,013,319   2012
                                                   13.78             13.19       4,868,017   2011
                                                   12.75             13.78       5,991,240   2010
                                                   10.71             12.75       7,122,042   2009
                                                   15.37             10.71       7,899,956   2008
                                                   13.97             15.37       9,437,633   2007
                                                   12.46             13.97      10,342,564   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.86            $12.51       1,928,679   2015
                                                   12.42             12.86       2,298,296   2014
                                                   11.00             12.42       2,674,406   2013
                                                    9.94             11.00       3,181,098   2012
                                                   10.41              9.94       4,000,343   2011
                                                    9.66             10.41       4,421,187   2010
                                                    8.13              9.66       4,828,041   2009
                                                   11.68              8.13       5,001,151   2008
                                                   10.62             11.68       4,316,248   2007
                                                   10.00             10.62       1,445,828   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $21.92            $21.11         216,421   2015
                                                   19.73             21.92         239,578   2014
                                                   14.95             19.73         172,824   2013
                                                   13.10             14.95         193,088   2012
                                                   13.69             13.10         228,575   2011
                                                   12.60             13.69         290,531   2010
                                                    9.71             12.60         372,997   2009
                                                   15.41              9.71         428,927   2008
                                                   14.48             15.41         521,779   2007
                                                   12.65             14.48         646,817   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.00            $18.78         126,963   2015
                                                                        18.76             21.00         304,048   2014
                                                                        14.32             18.76         221,668   2013
                                                                        12.27             14.32         192,312   2012
                                                                        13.30             12.27         234,203   2011
                                                                        10.79             13.30         273,070   2010
                                                                         8.23             10.79         297,155   2009
                                                                        13.26              8.23         372,932   2008
                                                                        13.04             13.26         419,315   2007
                                                                        11.39             13.04         400,269   2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.66            $ 9.52       3,626,075   2015
                                                                         9.80              9.66       3,886,163   2014
                                                                         9.94              9.80       4,439,658   2013
                                                                        10.00              9.94       4,615,445   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $22.43            $22.19         545,428   2015
                                                                        21.03             22.43         700,582   2014
                                                                        17.81             21.03         704,922   2013
                                                                        15.94             17.81         644,239   2012
                                                                        15.96             15.94         708,928   2011
                                                                        14.98             15.96         946,495   2010
                                                                        12.10             14.98       1,174,728   2009
                                                                        14.63             12.10       1,189,762   2008
                                                                        13.46             14.63       1,281,807   2007
                                                                        12.37             13.46         954,506   2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $27.84            $30.71         361,108   2015
                                                                        26.05             27.84         211,157   2014
                                                                        20.19             26.05         313,586   2013
                                                                        16.54             20.19         395,919   2012
                                                                        18.04             16.54         453,479   2011
                                                                        17.19             18.04         555,152   2010
                                                                        11.95             17.19         924,862   2009
                                                                        21.77             11.95         915,092   2008
                                                                        16.17             21.77         539,506   2007
                                                                        15.03             16.17         325,897   2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $27.92            $25.10          15,075   2015
                                                                        32.24             27.92          19,389   2014
                                                                        28.62             32.24          24,030   2013
                                                                        25.66             28.62          27,620   2012
                                                                        38.48             25.66          48,063   2011
                                                                        31.24             38.48          66,850   2010
                                                                        17.70             31.24          92,686   2009
                                                                        37.60             17.70         112,695   2008
                                                                        29.80             37.60         131,643   2007
                                                                        20.62             29.80         154,566   2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $30.23            $29.21         280,299   2015
                                                                        25.55             30.23         331,241   2014
                                                                        17.59             25.55         183,570   2013
                                                                        15.07             17.59         131,800   2012
                                                                        14.97             15.07         169,166   2011
                                                                        12.18             14.97         153,879   2010
                                                                         9.21             12.18         197,620   2009
                                                                        15.72              9.21         228,902   2008
                                                                        15.90             15.72         243,875   2007
                                                                        14.57             15.90         245,595   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $14.15            $13.33         44,987    2015
                                                                                  12.65             14.15         43,763    2014
                                                                                  10.22             12.65         52,614    2013
                                                                                   9.09             10.22         50,018    2012
                                                                                   8.56              9.09         43,571    2011
                                                                                   7.75              8.56         40,566    2010
                                                                                   6.41              7.75         36,184    2009
                                                                                  10.00              6.41         34,243    2008
                                                                                  10.00             10.00         51,142    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.50        558,014    2015
                                                                                  10.00              9.92        587,785    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $23.23            $22.88         30,162    2015
                                                                                  21.29             23.23         33,946    2014
                                                                                  16.40             21.29         50,520    2013
                                                                                  14.00             16.40         67,661    2012
                                                                                  14.56             14.00         95,375    2011
                                                                                  13.33             14.56        129,423    2010
                                                                                  10.68             13.33        155,830    2009
                                                                                  16.24             10.68        176,573    2008
                                                                                  14.98             16.24        201,053    2007
                                                                                  13.49             14.98        225,063    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $26.45            $25.51         90,379    2015
                                                                                  29.02             26.45         98,841    2014
                                                                                  20.85             29.02        124,671    2013
                                                                                  17.50             20.85        147,093    2012
                                                                                  19.84             17.50        255,072    2011
                                                                                  14.81             19.84        301,040    2010
                                                                                   9.22             14.81        295,325    2009
                                                                                  15.47              9.22        320,249    2008
                                                                                  15.36             15.47        361,407    2007
                                                                                  13.80             15.36        407,596    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $18.38            $18.00        163,459    2015
                                                                                  17.23             18.38        159,346    2014
                                                                                  14.72             17.23        223,893    2013
                                                                                  13.47             14.72        285,339    2012
                                                                                  13.45             13.47        358,781    2011
                                                                                  12.45             13.45        367,448    2010
                                                                                  10.73             12.45        373,204    2009
                                                                                  14.02             10.73        360,384    2008
                                                                                  13.69             14.02        433,020    2007
                                                                                  12.44             13.69        274,543    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $40.46            $33.99        105,715    2015
                                                                                  36.50             40.46        127,185    2014
                                                                                  30.81             36.50        160,154    2013
                                                                                  27.62             30.81        202,668    2012
                                                                                  26.31             27.62        250,559    2011
                                                                                  23.52             26.31        297,287    2010
                                                                                  17.96             23.52        382,637    2009
                                                                                  29.31             17.96        513,501    2008
                                                                                  23.32             29.31        552,403    2007
                                                                                  18.06             23.32        486,969    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.73        174,581    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $20.54            $20.91          68,446   2015
                                                                          18.11             20.54          92,946   2014
                                                                          14.20             18.11         121,533   2013
                                                                          12.66             14.20         142,910   2012
                                                                          13.02             12.66         174,915   2011
                                                                          12.11             13.02         257,561   2010
                                                                           8.52             12.11         322,088   2009
                                                                          15.92              8.52         346,035   2008
                                                                          14.18             15.92         440,071   2007
                                                                          13.37             14.18         450,832   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.92            $11.82         176,397   2015
                                                                          11.20             11.92         179,690   2014
                                                                          10.07             11.20         218,726   2013
                                                                           9.12             10.07         267,237   2012
                                                                           9.22              9.12         336,572   2011
                                                                           8.30              9.22         397,013   2010
                                                                           6.93              8.30         460,147   2009
                                                                          12.46              6.93         462,888   2008
                                                                          12.22             12.46         466,922   2007
                                                                          11.19             12.22         454,684   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.32            $22.34         201,831   2015
                                                                          20.50             21.32          57,918   2014
                                                                          15.34             20.50          62,949   2013
                                                                          13.40             15.34          84,361   2012
                                                                          13.48             13.40          87,946   2011
                                                                          10.76             13.48          70,821   2010
                                                                           8.25             10.76          71,754   2009
                                                                          16.49              8.25          80,874   2008
                                                                          15.78             16.49         113,563   2007
                                                                          15.59             15.78         124,611   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $28.04            $28.65         772,731   2015
                                                                          27.88             28.04         881,897   2014
                                                                          22.28             27.88         989,848   2013
                                                                          18.69             22.28         755,258   2012
                                                                          20.73             18.69         956,489   2011
                                                                          18.18             20.73       1,187,536   2010
                                                                          13.24             18.18       1,289,445   2009
                                                                          22.52             13.24       1,412,755   2008
                                                                          21.54             22.52       1,297,238   2007
                                                                          18.62             21.54       1,295,160   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $21.80            $22.15         378,987   2015
                                                                          20.04             21.80         499,153   2014
                                                                          15.47             20.04         627,250   2013
                                                                          13.46             15.47         802,319   2012
                                                                          13.70             13.46       1,385,701   2011
                                                                          12.01             13.70       1,600,757   2010
                                                                           9.52             12.01       1,260,347   2009
                                                                          15.74              9.52       1,286,827   2008
                                                                          15.33             15.74         758,411   2007
                                                                          13.56             15.33         827,035   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $32.50            $30.08         311,817   2015
                                                                              29.54             32.50         508,211   2014
                                                                              21.32             29.54         734,512   2013
                                                                              18.38             21.32         733,359   2012
                                                                              19.11             18.38         894,911   2011
                                                                              15.76             19.11       1,034,117   2010
                                                                              11.68             15.76         978,316   2009
                                                                              19.12             11.68       1,003,722   2008
                                                                              19.67             19.12       1,046,332   2007
                                                                              17.41             19.67         831,184   2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.03            $12.55         215,046   2015
                                                                              14.17             14.03         265,955   2014
                                                                              14.36             14.17         347,259   2013
                                                                              12.69             14.36         469,134   2012
                                                                              12.64             12.69         481,393   2011
                                                                              11.35             12.64         447,899   2010
                                                                               9.48             11.35         247,200   2009
                                                                              11.44              9.48         277,340   2008
                                                                              10.73             11.44         195,264   2007
                                                                              10.41             10.73         184,409   2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $18.88            $18.30         544,884   2015
                                                                              18.54             18.88         878,514   2014
                                                                              17.79             18.54       1,001,875   2013
                                                                              15.80             17.79       1,242,132   2012
                                                                              15.51             15.80       1,312,732   2011
                                                                              13.75             15.51       1,490,940   2010
                                                                               9.95             13.75       2,218,628   2009
                                                                              13.19              9.95       1,752,757   2008
                                                                              12.94             13.19       1,332,369   2007
                                                                              12.03             12.94       1,568,706   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.32            $18.78         138,866   2015
                                                                              15.81             19.32         187,459   2014
                                                                              18.43             15.81         238,736   2013
                                                                              17.91             18.43         377,761   2012
                                                                              14.21             17.91         420,107   2011
                                                                              12.92             14.21         582,307   2010
                                                                              13.71             12.92         896,022   2009
                                                                              11.86             13.71       1,330,521   2008
                                                                              10.97             11.86         892,680   2007
                                                                              11.00             10.97         635,141   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.52            $12.38         780,579   2015
                                                                              12.60             12.52       1,544,994   2014
                                                                              12.80             12.60       1,911,611   2013
                                                                              12.27             12.80       2,465,982   2012
                                                                              12.32             12.27       2,491,080   2011
                                                                              11.87             12.32       2,547,698   2010
                                                                              10.63             11.87       2,775,056   2009
                                                                              10.83             10.63       2,401,019   2008
                                                                              10.24             10.83       2,185,105   2007
                                                                               9.99             10.24         272,819   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.65            $15.49       2,172,675   2015
                                                                 15.23             15.65       2,265,141   2014
                                                                 15.76             15.23       2,898,741   2013
                                                                 14.59             15.76       5,175,792   2012
                                                                 14.29             14.59       4,458,084   2011
                                                                 13.41             14.29       5,766,764   2010
                                                                 11.94             13.41       5,812,250   2009
                                                                 11.56             11.94       5,094,856   2008
                                                                 10.78             11.56       4,591,916   2007
                                                                 10.54             10.78       4,566,785   2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $27.45            $28.64          79,951   2015
                                                                 26.11             27.45          95,989   2014
                                                                 20.48             26.11         138,379   2013
                                                                 18.79             20.48         173,426   2012
                                                                 19.96             18.79         193,337   2011
                                                                 18.87             19.96         220,464   2010
                                                                 12.16             18.87         341,557   2009
                                                                 20.37             12.16         290,235   2008
                                                                 18.77             20.37         413,916   2007
                                                                 16.76             18.77         311,674   2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $25.07            $27.44         169,360   2015
                                                                 23.22             25.07          45,715   2014
                                                                 17.18             23.22          48,924   2013
                                                                 15.07             17.18          49,688   2012
                                                                 15.30             15.07          45,148   2011
                                                                 13.93             15.30          59,858   2010
                                                                  9.91             13.93          66,249   2009
                                                                 16.11              9.91          57,812   2008
                                                                 14.66             16.11          58,019   2007
                                                                 14.67             14.66          57,236   2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $17.00            $11.92         202,168   2015
                                                                 21.50             17.00         240,785   2014
                                                                 19.88             21.50         302,214   2013
                                                                 20.78             19.88         350,238   2012
                                                                 26.14             20.78         401,411   2011
                                                                 20.81             26.14         478,830   2010
                                                                 11.97             20.81         586,262   2009
                                                                 25.95             11.97         520,474   2008
                                                                 17.83             25.95         521,743   2007
                                                                 14.86             17.83         243,142   2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $29.64            $31.62         158,669   2015
                                                                 25.61             29.64          63,400   2014
                                                                 19.30             25.61          55,156   2013
                                                                 16.78             19.30          67,829   2012
                                                                 16.66             16.78          68,659   2011
                                                                 14.27             16.66          98,475   2010
                                                                  9.52             14.27         163,260   2009
                                                                 16.64              9.52         151,647   2008
                                                                 14.33             16.64         129,041   2007
                                                                 13.75             14.33         132,110   2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.65            $19.62         75,068    2015
                                                       19.19             19.65         98,547    2014
                                                       13.92             19.19         87,843    2013
                                                       11.74             13.92         82,270    2012
                                                       12.61             11.74        101,016    2011
                                                       10.00             12.61        105,233    2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.79            $14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                        10.00              9.47            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.22            $15.61            --     2015
                                                                        14.37             15.22            --     2014
                                                                        10.50             14.37            --     2013
                                                                         9.46             10.50            --     2012
                                                                        10.32              9.46            --     2011
                                                                         8.82             10.32            --     2010
                                                                         5.44              8.82            --     2009
                                                                        10.91              5.44            --     2008
                                                                         9.56             10.91            --     2007
                                                                        10.00              9.56            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.78            $13.57            --     2015
                                                                        13.84             14.78            --     2014
                                                                        10.42             13.84            --     2013
                                                                         8.95             10.42            --     2012
                                                                         9.34              8.95            --     2011
                                                                         8.24              9.34            --     2010
                                                                         6.56              8.24           445     2009
                                                                        10.44              6.56           130     2008
                                                                        10.91             10.44        41,387     2007
                                                                        10.00             10.91         2,506     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.33            $14.15            --     2015
                                                                        14.48             15.33            --     2014
                                                                        11.45             14.48            --     2013
                                                                        10.27             11.45            --     2012
                                                                        10.49             10.27            --     2011
                                                                         9.78             10.49            --     2010
                                                                         7.79              9.78            --     2009
                                                                        11.39              7.79            --     2008
                                                                        10.76             11.39            --     2007
                                                                        10.00             10.76            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.39            $12.77        24,162     2015
                                                                        12.57             13.39        26,458     2014
                                                                        10.28             12.57        47,780     2013
                                                                         9.35             10.28        52,394     2012
                                                                         9.67              9.35        39,006     2011
                                                                         8.82              9.67        41,022     2010
                                                                         7.35              8.82        43,330     2009
                                                                         9.71              7.35        28,762     2008
                                                                        10.00              9.71         7,738     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.21            $11.64        51,917     2015
                                                                        12.46             12.21        32,890     2014
                                                                        10.72             12.46        36,795     2013
                                                                         9.50             10.72        41,318     2012
                                                                        10.43              9.50        30,715     2011
                                                                         9.46             10.43        30,463     2010
                                                                         7.17              9.46        49,055     2009
                                                                        12.31              7.17        53,753     2008
                                                                        10.99             12.31        42,834     2007
                                                                        10.00             10.99         7,519     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $11.08            $ 9.70             --    2015
                                                                     10.64             11.08             --    2014
                                                                      8.16             10.64             --    2013
                                                                      7.08              8.16             --    2012
                                                                      7.49              7.08             --    2011
                                                                      7.15              7.49             --    2010
                                                                      4.94              7.15             --    2009
                                                                     10.50              4.94             --    2008
                                                                     10.58             10.50            374    2007
                                                                     10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.50            $11.40          4,956    2015
                                                                     10.96             11.50          7,300    2014
                                                                      9.63             10.96          6,400    2013
                                                                      8.68              9.63          6,949    2012
                                                                      9.14              8.68          4,633    2011
                                                                      8.47              9.14          4,962    2010
                                                                      6.95              8.47         25,508    2009
                                                                     10.17              6.95         21,419    2008
                                                                     10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $11.01            $11.06             --    2015
                                                                     10.73             11.01             --    2014
                                                                      8.92             10.73             --    2013
                                                                      8.04              8.92             --    2012
                                                                     10.73              8.04             --    2011
                                                                      9.24             10.73             --    2010
                                                                      6.16              9.24             --    2009
                                                                     11.98              6.16             --    2008
                                                                     10.21             11.98             --    2007
                                                                     10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $14.37            $14.26             --    2015
                                                                     13.43             14.37             --    2014
                                                                     10.19             13.43             --    2013
                                                                      8.88             10.19             --    2012
                                                                      8.55              8.88             --    2011
                                                                      7.74              8.55             --    2010
                                                                      6.57              7.74             --    2009
                                                                     11.32              6.57             --    2008
                                                                     11.03             11.32             --    2007
                                                                     10.00             11.03             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 6.88            $ 6.89         87,916    2015
                                                                      7.51              6.88         76,717    2014
                                                                      6.25              7.51         61,010    2013
                                                                      5.59              6.25        120,359    2012
                                                                      7.09              5.59        103,611    2011
                                                                      6.94              7.09         89,692    2010
                                                                      5.28              6.94         89,531    2009
                                                                     11.54              5.28         97,584    2008
                                                                     11.16             11.54        106,216    2007
                                                                     10.00             11.16         17,262    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $15.02            $16.30             --    2015
                                                                     13.47             15.02             --    2014
                                                                     10.05             13.47             --    2013
                                                                      8.79             10.05             --    2012
                                                                      9.33              8.79             --    2011
                                                                      8.68              9.33             --    2010
                                                                      6.47              8.68             --    2009
                                                                     10.97              6.47             --    2008
                                                                      9.87             10.97             --    2007
                                                                     10.00              9.87             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.12            $15.54             --    2015
                                                                     16.81             16.12         16,706    2014
                                                                     11.81             16.81             --    2013
                                                                     10.52             11.81             --    2012
                                                                     10.31             10.52             --    2011
                                                                      7.71             10.31             --    2010
                                                                      5.57              7.71             --    2009
                                                                     10.47              5.57             --    2008
                                                                      9.41             10.47             --    2007
                                                                     10.00              9.41             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.12            $11.58         10,486    2015
                                                                     11.99             12.12         55,456    2014
                                                                     13.38             11.99         61,901    2013
                                                                     12.73             13.38         54,280    2012
                                                                     11.63             12.73         57,185    2011
                                                                     11.31             11.63         67,475    2010
                                                                     10.48             11.31        107,747    2009
                                                                     10.87             10.48         94,242    2008
                                                                     10.14             10.87             --    2007
                                                                     10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $14.77            $13.57             --    2015
                                                                     13.76             14.77             --    2014
                                                                     10.21             13.76             --    2013
                                                                      9.16             10.21             --    2012
                                                                      9.63              9.16             --    2011
                                                                      8.74              9.63             --    2010
                                                                      6.82              8.74             --    2009
                                                                     11.05              6.82             --    2008
                                                                     11.11             11.05             --    2007
                                                                     10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.56            $13.14        323,495    2015
                                                                     13.59             13.56        374,441    2014
                                                                     12.13             13.59        422,553    2013
                                                                     11.27             12.13        467,104    2012
                                                                     11.94             11.27        517,045    2011
                                                                     11.11             11.94        539,375    2010
                                                                      9.39             11.11        549,044    2009
                                                                     11.94              9.39        567,471    2008
                                                                     10.45             11.94        350,764    2007
                                                                     10.00             10.45         31,614    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $14.14            $14.19            --     2015
                                                                         12.67             14.14            --     2014
                                                                          9.69             12.67            --     2013
                                                                          8.62              9.69            --     2012
                                                                          8.60              8.62            --     2011
                                                                          7.64              8.60            --     2010
                                                                          6.16              7.64            --     2009
                                                                         10.64              6.16            --     2008
                                                                         10.06             10.64            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.45            $12.27            --     2015
                                                                         13.07             13.45            --     2014
                                                                          9.40             13.07            --     2013
                                                                          8.47              9.40            --     2012
                                                                          8.89              8.47            --     2011
                                                                          7.08              8.89            --     2010
                                                                          5.64              7.08            --     2009
                                                                          9.64              5.64            --     2008
                                                                          9.96              9.64            --     2007
                                                                         10.00              9.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.71            $ 9.50        50,814     2015
                                                                         10.45              9.71        27,632     2014
                                                                          8.87             10.45        29,130     2013
                                                                          7.70              8.87        33,586     2012
                                                                          9.38              7.70        37,573     2011
                                                                          8.43              9.38        33,785     2010
                                                                          6.24              8.43        36,587     2009
                                                                         12.37              6.24        41,534     2008
                                                                         10.56             12.37        42,563     2007
                                                                         10.00             10.56         9,186     2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $15.27            $15.27            --     2015
                                                                         14.25             15.27            --     2014
                                                                         10.73             14.25            --     2013
                                                                          9.77             10.73            --     2012
                                                                         10.25              9.77            --     2011
                                                                          8.61             10.25            --     2010
                                                                          6.94              8.61            --     2009
                                                                         11.72              6.94            --     2008
                                                                         10.19             11.72            --     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.55            $11.19        21,696     2015
                                                                         11.73             11.55        46,623     2014
                                                                         11.54             11.73        50,885     2013
                                                                         10.98             11.54        38,016     2012
                                                                         10.94             10.98            --     2011
                                                                         10.24             10.94            --     2010
                                                                          7.25             10.24        30,364     2009
                                                                         10.16              7.25        33,834     2008
                                                                         10.21             10.16        34,968     2007
                                                                         10.00             10.21            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.54            $14.80             --    2015
                                                                         15.50             15.54             --    2014
                                                                         14.83             15.50             --    2013
                                                                         13.26             14.83             --    2012
                                                                         12.90             13.26             --    2011
                                                                         11.52             12.90             --    2010
                                                                          7.72             11.52             --    2009
                                                                         10.67              7.72             --    2008
                                                                         10.56             10.67             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.36            $14.93             --    2015
                                                                         13.41             14.36             --    2014
                                                                          9.80             13.41             --    2013
                                                                          8.56              9.80             --    2012
                                                                         10.11              8.56         51,091    2011
                                                                          8.77             10.11         47,284    2010
                                                                          6.94              8.77         35,334    2009
                                                                         12.20              6.94         37,167    2008
                                                                         10.33             12.20             --    2007
                                                                         10.00             10.33             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.81            $14.55         91,114    2015
                                                                         13.75             14.81        102,613    2014
                                                                         11.77             13.75        121,816    2013
                                                                         10.47             11.77        135,959    2012
                                                                         11.12             10.47        154,795    2011
                                                                          9.65             11.12        164,942    2010
                                                                          7.12              9.65         75,912    2009
                                                                         11.05              7.12         80,141    2008
                                                                         10.38             11.05         53,223    2007
                                                                         10.00             10.38          6,510    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.19            $14.93         97,151    2015
                                                                         13.90             15.19        106,525    2014
                                                                         10.84             13.90        142,448    2013
                                                                          9.53             10.84        175,986    2012
                                                                         10.02              9.53             --    2011
                                                                          8.75             10.02             --    2010
                                                                          6.60              8.75            423    2009
                                                                         11.76              6.60            131    2008
                                                                         10.24             11.76         37,453    2007
                                                                         10.00             10.24          5,289    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.61            $15.44             --    2015
                                                                         14.41             15.61             --    2014
                                                                         10.65             14.41             --    2013
                                                                          8.90             10.65             --    2012
                                                                          9.35              8.90             --    2011
                                                                          8.09              9.35             --    2010
                                                                          6.09              8.09             --    2009
                                                                         10.60              6.09             --    2008
                                                                         10.15             10.60             --    2007
                                                                         10.00             10.15             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $13.09            $12.27         49,466    2015
                                                                  12.33             13.09         51,497    2014
                                                                   9.85             12.33         73,928    2013
                                                                   8.60              9.85         89,291    2012
                                                                   8.72              8.60             --    2011
                                                                   7.75              8.72             --    2010
                                                                   6.10              7.75            379    2009
                                                                  10.89              6.10            111    2008
                                                                  10.99             10.89         32,076    2007
                                                                  10.00             10.99             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.82            $14.14             --    2015
                                                                  13.73             14.82             --    2014
                                                                  10.53             13.73             --    2013
                                                                   9.09             10.53             --    2012
                                                                   9.16              9.09             --    2011
                                                                   8.17              9.16             --    2010
                                                                   6.57              8.17             --    2009
                                                                  11.55              6.57             --    2008
                                                                  10.55             11.55             --    2007
                                                                  10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.74            $16.23         37,316    2015
                                                                  14.36             15.74         17,162    2014
                                                                  10.66             14.36         21,224    2013
                                                                  10.00             10.66         27,534    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.53            $16.25             --    2015
                                                                  14.29             15.53             --    2014
                                                                  10.73             14.29             --    2013
                                                                   9.58             10.73             --    2012
                                                                   9.79              9.58             --    2011
                                                                   8.07              9.79             --    2010
                                                                   6.44              8.07             --    2009
                                                                  12.49              6.44             --    2008
                                                                  10.08             12.49             --    2007
                                                                  10.00             10.08             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.16            $11.81        123,333    2015
                                                                  11.76             12.16         77,842    2014
                                                                  12.27             11.76        101,072    2013
                                                                  11.87             12.27        106,912    2012
                                                                  11.33             11.87             --    2011
                                                                  10.76             11.33             --    2010
                                                                   9.52             10.76            271    2009
                                                                  10.07              9.52             74    2008
                                                                  10.00             10.07         35,052    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.21            $14.65         32,798    2015
                                                                  14.66             15.21         62,088    2014
                                                                  11.02             14.66         62,614    2013
                                                                   9.82             11.02         80,473    2012
                                                                  11.26              9.82             --    2011
                                                                   8.94             11.26             --    2010
                                                                   6.54              8.94            165    2009
                                                                  11.06              6.54             54    2008
                                                                   9.79             11.06         15,943    2007
                                                                  10.00              9.79             --    2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.58            $13.82             --    2015
                                                                         13.98             14.58             --    2014
                                                                         10.97             13.98             --    2013
                                                                          8.82             10.97             --    2012
                                                                          9.90              8.82             --    2011
                                                                          8.01              9.90             --    2010
                                                                          5.20              8.01             --    2009
                                                                         10.91              5.20             --    2008
                                                                         10.57             10.91             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.35            $10.42        210,770    2015
                                                                         11.28             11.35        233,008    2014
                                                                          9.31             11.28        259,443    2013
                                                                          8.24              9.31        289,851    2012
                                                                          8.55              8.24        321,619    2011
                                                                          7.92              8.55        349,868    2010
                                                                          6.21              7.92        349,044    2009
                                                                          9.90              6.21        321,039    2008
                                                                         10.00              9.90         99,783    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.31            $13.02        413,962    2015
                                                                         13.97             14.31        452,715    2014
                                                                         12.52             13.97        562,885    2013
                                                                         11.35             12.52        609,061    2012
                                                                         11.33             11.35        660,335    2011
                                                                         10.27             11.33        728,834    2010
                                                                          7.74             10.27        877,708    2009
                                                                         11.23              7.74        998,618    2008
                                                                         11.06             11.23        620,361    2007
                                                                         10.00             11.06         79,430    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.00            $12.09             --    2015
                                                                         12.39             13.00             --    2014
                                                                          9.87             12.39             --    2013
                                                                          8.82              9.87             --    2012
                                                                          9.11              8.82         50,136    2011
                                                                          8.37              9.11         52,102    2010
                                                                          6.78              8.37         91,817    2009
                                                                         11.01              6.78         92,995    2008
                                                                         10.87             11.01             --    2007
                                                                         10.00             10.87          5,031    2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.05            $10.12             --    2015
                                                                         11.62             11.05             --    2014
                                                                          9.07             11.62             --    2013
                                                                          7.65              9.07             --    2012
                                                                          8.40              7.65             --    2011
                                                                          7.99              8.40             --    2010
                                                                          6.23              7.99             --    2009
                                                                         11.03              6.23             --    2008
                                                                         11.01             11.03             --    2007
                                                                         10.00             11.01             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $15.75            $14.72            --     2015
                                                         14.43             15.75            --     2014
                                                         11.07             14.43            --     2013
                                                          9.97             11.07            --     2012
                                                         10.35              9.97            --     2011
                                                          9.48             10.35            --     2010
                                                          7.72              9.48            --     2009
                                                         11.76              7.72            --     2008
                                                         10.91             11.76            --     2007
                                                         10.00             10.91            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.84            $11.54            --     2015
                                                         11.50             11.84            --     2014
                                                         11.91             11.50            --     2013
                                                         11.51             11.91            --     2012
                                                         10.97             11.51            --     2011
                                                         10.41             10.97            --     2010
                                                          9.86             10.41            --     2009
                                                         10.61              9.86            --     2008
                                                         10.34             10.61            --     2007
                                                         10.00             10.34        13,079     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $17.00            $17.19            --     2015
                                                         15.22             17.00            --     2014
                                                         11.53             15.22            --     2013
                                                          9.74             11.53            --     2012
                                                          9.90              9.74            --     2011
                                                          9.06              9.90            --     2010
                                                          6.67              9.06            --     2009
                                                         10.76              6.67            --     2008
                                                         10.44             10.76            --     2007
                                                         10.00             10.44            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.00            $17.40        14,184     2015
                                                         13.17             17.00        16,023     2014
                                                         13.11             13.17        33,993     2013
                                                         11.46             13.11        11,343     2012
                                                         10.66             11.46        13,079     2011
                                                          8.44             10.66        15,010     2010
                                                          6.35              8.44        18,333     2009
                                                         10.14              6.35        21,413     2008
                                                         12.17             10.14            --     2007
                                                         10.00             12.17            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $15.34            $15.18            --     2015
                                                         13.83             15.34            --     2014
                                                         10.71             13.83            --     2013
                                                          9.45             10.71            --     2012
                                                          9.49              9.45            --     2011
                                                          8.44              9.49            --     2010
                                                          6.83              8.44           262     2009
                                                         11.15              6.83            74     2008
                                                         10.83             11.15        23,527     2007
                                                         10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $14.98            $14.06              --   2015
                                                             14.75             14.98              --   2014
                                                             11.00             14.75              --   2013
                                                              9.81             11.00              --   2012
                                                              9.72              9.81              --   2011
                                                              7.79              9.72              --   2010
                                                              6.08              7.79              --   2009
                                                              9.95              6.08              --   2008
                                                              9.92              9.95              --   2007
                                                             10.00              9.92              --   2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $12.15            $11.73         723,744   2015
                                                             11.81             12.15         805,263   2014
                                                             10.52             11.81         973,839   2013
                                                              9.57             10.52       1,055,448   2012
                                                             10.09              9.57       1,152,972   2011
                                                              9.42             10.09       1,206,591   2010
                                                              7.98              9.42       1,397,472   2009
                                                             11.55              7.98       1,343,935   2008
                                                             10.57             11.55         868,127   2007
                                                             10.00             10.57         129,623   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $15.52            $14.84              --   2015
                                                             14.06             15.52              --   2014
                                                             10.72             14.06              --   2013
                                                              9.46             10.72              --   2012
                                                              9.95              9.46              --   2011
                                                              9.22              9.95              --   2010
                                                              7.15              9.22              --   2009
                                                             11.43              7.15              --   2008
                                                             10.81             11.43              --   2007
                                                             10.00             10.81              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.50            $ 9.30          88,811   2015
                                                              9.71              9.50          68,241   2014
                                                              9.91              9.71              --   2013
                                                             10.00              9.91              --   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $16.62            $16.34          78,072   2015
                                                             15.69             16.62          86,046   2014
                                                             13.38             15.69         114,008   2013
                                                             12.05             13.38         121,949   2012
                                                             12.15             12.05         128,814   2011
                                                             11.47             12.15         139,856   2010
                                                              9.33             11.47         131,176   2009
                                                             11.36              9.33         135,817   2008
                                                             10.52             11.36          19,060   2007
                                                             10.00             10.52           2,602   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $17.03            $18.66          19,480   2015
                                                             16.04             17.03          23,805   2014
                                                             12.51             16.04          28,577   2013
                                                             10.32             12.51          35,292   2012
                                                             11.33             10.32          28,211   2011
                                                             10.87             11.33          27,876   2010
                                                              7.60             10.87          85,442   2009
                                                             13.94              7.60         100,544   2008
                                                             10.42             13.94          31,826   2007
                                                             10.00             10.42           6,479   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $18.59            $17.85            --     2015
                                                                        15.81             18.59            --     2014
                                                                        10.96             15.81            --     2013
                                                                         9.45             10.96            --     2012
                                                                         9.45              9.45            --     2011
                                                                         7.74              9.45            --     2010
                                                                         5.89              7.74            --     2009
                                                                        10.13              5.89            --     2008
                                                                        10.31             10.13            --     2007
                                                                        10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.45            $12.58            --     2015
                                                                        12.11             13.45            --     2014
                                                                         9.84             12.11            --     2013
                                                                         8.81              9.84            --     2012
                                                                         8.35              8.81            --     2011
                                                                         7.61              8.35            --     2010
                                                                         6.34              7.61            --     2009
                                                                         9.96              6.34            --     2008
                                                                        10.00              9.96            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.63            $15.30            --     2015
                                                                        14.42             15.63            --     2014
                                                                        11.18             14.42            --     2013
                                                                         9.61             11.18            --     2012
                                                                        10.06              9.61            --     2011
                                                                         9.27             10.06            --     2010
                                                                         7.48              9.27            --     2009
                                                                        11.45              7.48            --     2008
                                                                        10.63             11.45            --     2007
                                                                        10.00             10.63            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.58            $13.22        31,746     2015
                                                                        12.82             13.58        34,772     2014
                                                                        11.03             12.82        44,644     2013
                                                                        10.15             11.03        47,909     2012
                                                                        10.21             10.15        52,314     2011
                                                                         9.51             10.21        57,830     2010
                                                                         8.25              9.51        62,020     2009
                                                                        10.85              8.25        51,330     2008
                                                                        10.67             10.85        15,945     2007
                                                                        10.00             10.67         3,795     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $20.01            $16.70            --     2015
                                                                        18.17             20.01            --     2014
                                                                        15.44             18.17            --     2013
                                                                        13.93             15.44            --     2012
                                                                        13.36             13.93            --     2011
                                                                        12.02             13.36            --     2010
                                                                         9.24             12.02            --     2009
                                                                        15.18              9.24            --     2008
                                                                        12.16             15.18            --     2007
                                                                        10.00             12.16            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.68             --    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $13.97            $14.12             --    2015
                                                                                  12.39             13.97             --    2014
                                                                                   9.78             12.39             --    2013
                                                                                   8.78              9.78             --    2012
                                                                                   9.09              8.78             --    2011
                                                                                   8.51              9.09             --    2010
                                                                                   6.03              8.51             --    2009
                                                                                  11.33              6.03             --    2008
                                                                                  10.17             11.33             --    2007
                                                                                  10.00             10.17             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $ 9.96            $ 9.81         52,836    2015
                                                                                   9.42              9.96        107,873    2014
                                                                                   8.53              9.42         76,385    2013
                                                                                   7.77              8.53         79,841    2012
                                                                                   7.91              7.77         82,079    2011
                                                                                   7.17              7.91         90,138    2010
                                                                                   6.02              7.17         41,527    2009
                                                                                  10.91              6.02         23,687    2008
                                                                                  10.77             10.91        106,352    2007
                                                                                  10.00             10.77          3,920    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $12.29            $12.80             --    2015
                                                                                  11.90             12.29             --    2014
                                                                                   8.96             11.90             --    2013
                                                                                   7.88              8.96             --    2012
                                                                                   7.98              7.88             --    2011
                                                                                   6.41              7.98             --    2010
                                                                                   4.95              6.41             --    2009
                                                                                   9.96              4.95             --    2008
                                                                                   9.59              9.96             --    2007
                                                                                  10.00              9.59             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $13.06            $13.25         36,606    2015
                                                                                  13.07             13.06         40,621    2014
                                                                                  10.51             13.07         35,069    2013
                                                                                   8.88             10.51         42,190    2012
                                                                                   9.91              8.88         49,228    2011
                                                                                   8.75              9.91         47,832    2010
                                                                                   6.42              8.75         52,331    2009
                                                                                  10.98              6.42         60,255    2008
                                                                                  10.58             10.98             --    2007
                                                                                  10.00             10.58             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $14.41            $14.55         49,911    2015
                                                                                  13.33             14.41         55,886    2014
                                                                                  10.36             13.33         68,681    2013
                                                                                   9.08             10.36         85,083    2012
                                                                                   9.30              9.08        194,287    2011
                                                                                   8.20              9.30        204,385    2010
                                                                                   6.55              8.20        130,133    2009
                                                                                  10.90              6.55        137,536    2008
                                                                                  10.69             10.90             --    2007
                                                                                  10.00             10.69         11,465    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.57            $14.31         33,621    2015
                                                                              14.24             15.57         35,199    2014
                                                                              10.34             14.24         64,389    2013
                                                                               8.98             10.34         86,341    2012
                                                                               9.39              8.98         97,721    2011
                                                                               7.80              9.39        100,994    2010
                                                                               5.82              7.80         20,164    2009
                                                                               9.59              5.82         22,739    2008
                                                                               9.93              9.59         27,224    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.84            $11.41             --    2015
                                                                              13.05             12.84             --    2014
                                                                              13.32             13.05             --    2013
                                                                              11.85             13.32             --    2012
                                                                              11.87             11.85             --    2011
                                                                              10.73             11.87             --    2010
                                                                               9.03             10.73             --    2009
                                                                              10.97              9.03             --    2008
                                                                              10.36             10.97             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.52            $13.98         43,530    2015
                                                                              14.35             14.52         27,826    2014
                                                                              13.87             14.35         20,824    2013
                                                                              12.39             13.87         21,127    2012
                                                                              12.25             12.39         35,550    2011
                                                                              10.93             12.25         38,637    2010
                                                                               7.96             10.93         28,204    2009
                                                                              10.63              7.96         32,778    2008
                                                                              10.49             10.63             --    2007
                                                                              10.00             10.49          5,186    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.70            $17.09             --    2015
                                                                              14.58             17.70             --    2014
                                                                              17.11             14.58             --    2013
                                                                              16.73             17.11             --    2012
                                                                              13.37             16.73             --    2011
                                                                              12.23             13.37             --    2010
                                                                              13.07             12.23         24,689    2009
                                                                              11.38             13.07         19,175    2008
                                                                              10.59             11.38         31,634    2007
                                                                              10.00             10.59          5,057    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.84            $11.62         52,283    2015
                                                                              11.99             11.84        147,557    2014
                                                                              12.26             11.99        148,967    2013
                                                                              11.83             12.26        142,873    2012
                                                                              11.95             11.83        147,855    2011
                                                                              11.60             11.95        157,715    2010
                                                                              10.45             11.60        211,532    2009
                                                                              10.72             10.45        191,748    2008
                                                                              10.20             10.72        199,418    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.20            $13.96        130,341    2015
                                                                 13.91             14.20         76,118    2014
                                                                 14.49             13.91         96,165    2013
                                                                 13.51             14.49         90,710    2012
                                                                 13.32             13.51        108,474    2011
                                                                 12.58             13.32        118,112    2010
                                                                 11.27             12.58         60,566    2009
                                                                 10.98             11.27         55,467    2008
                                                                 10.32             10.98         32,576    2007
                                                                 10.00             10.32         26,160    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.63            $15.16             --    2015
                                                                 14.01             14.63             --    2014
                                                                 11.06             14.01             --    2013
                                                                 10.21             11.06             --    2012
                                                                 10.92             10.21             --    2011
                                                                 10.39             10.92             --    2010
                                                                  6.74             10.39            288    2009
                                                                 11.37              6.74            103    2008
                                                                 10.55             11.37         30,678    2007
                                                                 10.00             10.55         11,564    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.23            $17.65             --    2015
                                                                 15.13             16.23             --    2014
                                                                 11.27             15.13             --    2013
                                                                  9.95             11.27             --    2012
                                                                 10.17              9.95             --    2011
                                                                  9.32             10.17             --    2010
                                                                  6.68              9.32             --    2009
                                                                 10.93              6.68             --    2008
                                                                 10.00             10.93             --    2007
                                                                 10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.64            $ 6.02         19,621    2015
                                                                 11.01              8.64         15,650    2014
                                                                 10.24             11.01         13,766    2013
                                                                 10.78             10.24         14,461    2012
                                                                 13.65             10.78             --    2011
                                                                 10.94             13.65             --    2010
                                                                  6.33             10.94         14,258    2009
                                                                 13.82              6.33         21,202    2008
                                                                  9.56             13.82          6,554    2007
                                                                 10.00              9.56             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.09            $21.29             --    2015
                                                                 17.47             20.09             --    2014
                                                                 13.26             17.47             --    2013
                                                                 11.60             13.26             --    2012
                                                                 11.59             11.60             --    2011
                                                                  9.99             11.59             --    2010
                                                                  6.72              9.99             --    2009
                                                                 11.81              6.72             --    2008
                                                                 10.24             11.81             --    2007
                                                                 10.00             10.24             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.08            $18.93          --       2015
                                                       18.76             19.08          --       2014
                                                       13.70             18.76          --       2013
                                                       11.62             13.70          --       2012
                                                       12.57             11.62          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28             --    2015
                                                                        13.05             13.87             --    2014
                                                                         9.50             13.05             --    2013
                                                                        10.00              9.50             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.42            $15.84             --    2015
                                                                        14.54             15.42             --    2014
                                                                        10.61             14.54             --    2013
                                                                         9.54             10.61             --    2012
                                                                        10.39              9.54             --    2011
                                                                         8.87             10.39             --    2010
                                                                         5.46              8.87             --    2009
                                                                        10.94              5.46             --    2008
                                                                         9.57             10.94             --    2007
                                                                        10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.98            $13.78             --    2015
                                                                        14.00             14.98             --    2014
                                                                        10.53             14.00             --    2013
                                                                         9.03             10.53             --    2012
                                                                         9.41              9.03             --    2011
                                                                         8.29              9.41             --    2010
                                                                         6.59              8.29            233    2009
                                                                        10.46              6.59             --    2008
                                                                        10.93             10.46        151,723    2007
                                                                        10.00             10.93         17,780    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.54            $14.36             --    2015
                                                                        14.65             15.54             --    2014
                                                                        11.56             14.65             --    2013
                                                                        10.36             11.56             --    2012
                                                                        10.57             10.36             --    2011
                                                                         9.84             10.57             --    2010
                                                                         7.82              9.84             --    2009
                                                                        11.42              7.82             --    2008
                                                                        10.77             11.42             --    2007
                                                                        10.00             10.77             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.54            $12.94         78,098    2015
                                                                        12.70             13.54         90,010    2014
                                                                        10.37             12.70        100,226    2013
                                                                         9.41             10.37        107,016    2012
                                                                         9.73              9.41        107,565    2011
                                                                         8.85              9.73        117,718    2010
                                                                         7.37              8.85        121,109    2009
                                                                         9.72              7.37        114,583    2008
                                                                        10.00              9.72         80,905    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.37            $11.81        152,297    2015
                                                                        12.61             12.37        101,054    2014
                                                                        10.83             12.61        112,072    2013
                                                                         9.58             10.83        134,525    2012
                                                                        10.51              9.58         99,620    2011
                                                                         9.52             10.51        100,737    2010
                                                                         7.20              9.52        162,447    2009
                                                                        12.34              7.20        185,667    2008
                                                                        11.00             12.34        157,932    2007
                                                                        10.00             11.00         53,423    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $11.23            $ 9.84             --    2015
                                                                     10.77             11.23             --    2014
                                                                      8.24             10.77             --    2013
                                                                      7.14              8.24             --    2012
                                                                      7.54              7.14             --    2011
                                                                      7.19              7.54             --    2010
                                                                      4.96              7.19            420    2009
                                                                     10.53              4.96             --    2008
                                                                     10.59             10.53          3,020    2007
                                                                     10.00             10.59             --    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.63            $11.55         66,056    2015
                                                                     11.07             11.63         72,426    2014
                                                                      9.71             11.07         82,329    2013
                                                                      8.74              9.71         91,879    2012
                                                                      9.19              8.74        105,558    2011
                                                                      8.50              9.19        124,225    2010
                                                                      6.96              8.50        147,752    2009
                                                                     10.18              6.96        156,623    2008
                                                                     10.00             10.18         20,639    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $11.16            $11.23             --    2015
                                                                     10.86             11.16             --    2014
                                                                      9.01             10.86             --    2013
                                                                      8.11              9.01             --    2012
                                                                     10.80              8.11             --    2011
                                                                      9.29             10.80            269    2010
                                                                      6.19              9.29             --    2009
                                                                     12.01              6.19             --    2008
                                                                     10.22             12.01             --    2007
                                                                     10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $14.56            $14.48             --    2015
                                                                     13.59             14.56             --    2014
                                                                     10.29             13.59             --    2013
                                                                      8.96             10.29             --    2012
                                                                      8.61              8.96             --    2011
                                                                      7.78              8.61             --    2010
                                                                      6.60              7.78             --    2009
                                                                     11.35              6.60             --    2008
                                                                     11.04             11.35             --    2007
                                                                     10.00             11.04             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 6.97            $ 7.00        257,911    2015
                                                                      7.60              6.97        236,169    2014
                                                                      6.31              7.60        185,760    2013
                                                                      5.64              6.31        391,388    2012
                                                                      7.14              5.64        335,601    2011
                                                                      6.98              7.14        296,617    2010
                                                                      5.30              6.98        295,780    2009
                                                                     11.57              5.30        336,476    2008
                                                                     11.17             11.57        392,054    2007
                                                                     10.00             11.17        122,406    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $15.22            $16.54              --   2015
                                                                     13.63             15.22              --   2014
                                                                     10.15             13.63              --   2013
                                                                      8.87             10.15              --   2012
                                                                      9.40              8.87              --   2011
                                                                      8.73              9.40              --   2010
                                                                      6.49              8.73              --   2009
                                                                     11.00              6.49              --   2008
                                                                      9.88             11.00              --   2007
                                                                     10.00              9.88              --   2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.33            $15.77              --   2015
                                                                     17.01             16.33          51,877   2014
                                                                     11.94             17.01              --   2013
                                                                     10.61             11.94              --   2012
                                                                     10.39             10.61              --   2011
                                                                      7.75             10.39             294   2010
                                                                      5.60              7.75             393   2009
                                                                     10.50              5.60              --   2008
                                                                      9.42             10.50              --   2007
                                                                     10.00              9.42              --   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.28            $11.75          30,948   2015
                                                                     12.13             12.28         169,848   2014
                                                                     13.52             12.13         188,178   2013
                                                                     12.84             13.52         177,058   2012
                                                                     11.72             12.84         185,553   2011
                                                                     11.37             11.72         223,631   2010
                                                                     10.52             11.37         358,166   2009
                                                                     10.90             10.52         327,495   2008
                                                                     10.15             10.90              --   2007
                                                                     10.00             10.15              --   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $14.97            $13.77              --   2015
                                                                     13.92             14.97              --   2014
                                                                     10.32             13.92              --   2013
                                                                      9.24             10.32              --   2012
                                                                      9.70              9.24              --   2011
                                                                      8.79              9.70              --   2010
                                                                      6.85              8.79              --   2009
                                                                     11.07              6.85              --   2008
                                                                     11.13             11.07              --   2007
                                                                     10.00             11.13              --   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.74            $13.34       1,064,031   2015
                                                                     13.75             13.74       1,216,741   2014
                                                                     12.25             13.75       1,366,279   2013
                                                                     11.36             12.25       1,554,345   2012
                                                                     12.03             11.36       1,729,226   2011
                                                                     11.18             12.03       1,860,279   2010
                                                                      9.43             11.18       1,962,335   2009
                                                                     11.97              9.43       2,067,302   2008
                                                                     10.46             11.97       1,331,913   2007
                                                                     10.00             10.46         403,289   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $14.32            $14.40             --    2015
                                                                         12.82             14.32             --    2014
                                                                          9.79             12.82             --    2013
                                                                          8.69              9.79             --    2012
                                                                          8.67              8.69             --    2011
                                                                          7.68              8.67             --    2010
                                                                          6.18              7.68             --    2009
                                                                         10.67              6.18             --    2008
                                                                         10.07             10.67             --    2007
                                                                         10.00             10.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.63            $12.45             --    2015
                                                                         13.23             13.63             --    2014
                                                                          9.49             13.23             --    2013
                                                                          8.55              9.49             --    2012
                                                                          8.95              8.55             --    2011
                                                                          7.12              8.95             --    2010
                                                                          5.67              7.12             --    2009
                                                                          9.67              5.67             --    2008
                                                                          9.97              9.67             --    2007
                                                                         10.00              9.97             --    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.84            $ 9.64        149,063    2015
                                                                         10.57              9.84         84,828    2014
                                                                          8.96             10.57         88,681    2013
                                                                          7.77              8.96        109,295    2012
                                                                          9.45              7.77        121,764    2011
                                                                          8.48              9.45        111,925    2010
                                                                          6.27              8.48        121,032    2009
                                                                         12.41              6.27        143,201    2008
                                                                         10.57             12.41        157,260    2007
                                                                         10.00             10.57         65,443    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $15.47            $15.50             --    2015
                                                                         14.42             15.47             --    2014
                                                                         10.84             14.42             --    2013
                                                                          9.85             10.84             --    2012
                                                                         10.32              9.85             --    2011
                                                                          8.66             10.32             --    2010
                                                                          6.97              8.66             --    2009
                                                                         11.75              6.97             --    2008
                                                                         10.20             11.75             --    2007
                                                                         10.00             10.20             --    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.70            $11.36         63,502    2015
                                                                         11.87             11.70        142,756    2014
                                                                         11.66             11.87        154,585    2013
                                                                         11.08             11.66        123,886    2012
                                                                         11.02             11.08             74    2011
                                                                         10.30             11.02             --    2010
                                                                          7.28             10.30        100,558    2009
                                                                         10.18              7.28        117,324    2008
                                                                         10.22             10.18        127,153    2007
                                                                         10.00             10.22             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.75            $15.02             --    2015
                                                                         15.68             15.75             --    2014
                                                                         14.99             15.68             --    2013
                                                                         13.37             14.99             --    2012
                                                                         13.00             13.37             --    2011
                                                                         11.59             13.00            218    2010
                                                                          7.75             11.59             --    2009
                                                                         10.70              7.75             --    2008
                                                                         10.57             10.70             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.55            $15.15             55    2015
                                                                         13.56             14.55             62    2014
                                                                          9.90             13.56             68    2013
                                                                          8.63              9.90             88    2012
                                                                         10.18              8.63        165,612    2011
                                                                          8.82             10.18        156,616    2010
                                                                          6.96              8.82        117,740    2009
                                                                         12.23              6.96        129,055    2008
                                                                         10.34             12.23             --    2007
                                                                         10.00             10.34             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.00            $14.76         91,765    2015
                                                                         13.91             15.00        124,062    2014
                                                                         11.89             13.91        122,599    2013
                                                                         10.56             11.89        158,043    2012
                                                                         11.20             10.56        202,220    2011
                                                                          9.70             11.20        202,478    2010
                                                                          7.15              9.70        249,888    2009
                                                                         11.08              7.15        298,672    2008
                                                                         10.39             11.08        253,824    2007
                                                                         10.00             10.39         44,180    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.39            $15.16        284,932    2015
                                                                         14.06             15.39        326,924    2014
                                                                         10.95             14.06        433,645    2013
                                                                          9.62             10.95        573,033    2012
                                                                         10.09              9.62             --    2011
                                                                          8.80             10.09             --    2010
                                                                          6.63              8.80            623    2009
                                                                         11.79              6.63            101    2008
                                                                         10.25             11.79        137,806    2007
                                                                         10.00             10.25         37,617    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.82            $15.67             --    2015
                                                                         14.58             15.82             --    2014
                                                                         10.76             14.58             --    2013
                                                                          8.97             10.76             --    2012
                                                                          9.41              8.97             --    2011
                                                                          8.14              9.41            308    2010
                                                                          6.11              8.14             --    2009
                                                                         10.63              6.11             --    2008
                                                                         10.16             10.63             --    2007
                                                                         10.00             10.16             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $13.27            $12.46        145,268    2015
                                                                  12.47             13.27        157,884    2014
                                                                   9.95             12.47        224,964    2013
                                                                   8.67              9.95        290,658    2012
                                                                   8.78              8.67             --    2011
                                                                   7.80              8.78             --    2010
                                                                   6.12              7.80            163    2009
                                                                  10.92              6.12             --    2008
                                                                  11.00             10.92        117,261    2007
                                                                  10.00             11.00             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.02            $14.35             --    2015
                                                                  13.90             15.02             --    2014
                                                                  10.64             13.90             --    2013
                                                                   9.17             10.64             --    2012
                                                                   9.23              9.17             --    2011
                                                                   8.22              9.23             --    2010
                                                                   6.60              8.22             --    2009
                                                                  11.58              6.60             --    2008
                                                                  10.56             11.58             --    2007
                                                                  10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.81            $16.33        110,478    2015
                                                                  14.40             15.81         53,074    2014
                                                                  10.68             14.40         65,158    2013
                                                                  10.00             10.68         90,384    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.74            $16.49             --    2015
                                                                  14.46             15.74             --    2014
                                                                  10.84             14.46             --    2013
                                                                   9.67             10.84             --    2012
                                                                   9.86              9.67             --    2011
                                                                   8.12              9.86             --    2010
                                                                   6.47              8.12             --    2009
                                                                  12.53              6.47             --    2008
                                                                  10.09             12.53             --    2007
                                                                  10.00             10.09             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.31            $11.96        361,339    2015
                                                                  11.88             12.31        238,199    2014
                                                                  12.38             11.88        307,437    2013
                                                                  11.95             12.38        349,008    2012
                                                                  11.39             11.95             --    2011
                                                                  10.80             11.39             --    2010
                                                                   9.54             10.80             --    2009
                                                                  10.08              9.54             --    2008
                                                                  10.00             10.08        125,793    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.42            $14.87         96,078    2015
                                                                  14.83             15.42        191,000    2014
                                                                  11.13             14.83        190,591    2013
                                                                   9.91             11.13        261,796    2012
                                                                  11.34              9.91             --    2011
                                                                   8.99             11.34            156    2010
                                                                   6.56              8.99             51    2009
                                                                  11.08              6.56             --    2008
                                                                   9.80             11.08         58,292    2007
                                                                  10.00              9.80             --    2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.78            $14.03              --   2015
                                                                         14.15             14.78              --   2014
                                                                         11.08             14.15              --   2013
                                                                          8.90             11.08              --   2012
                                                                          9.98              8.90              --   2011
                                                                          8.05              9.98             448   2010
                                                                          5.23              8.05             753   2009
                                                                         10.94              5.23              --   2008
                                                                         10.58             10.94              --   2007
                                                                         10.00             10.58              --   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56         577,597   2015
                                                                         11.39             11.48         620,036   2014
                                                                          9.38             11.39         680,394   2013
                                                                          8.30              9.38         773,079   2012
                                                                          8.59              8.30         897,830   2011
                                                                          7.95              8.59         998,102   2010
                                                                          6.23              7.95       1,108,813   2009
                                                                          9.90              6.23       1,195,618   2008
                                                                         10.00              9.90         470,974   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.50            $13.21       1,079,525   2015
                                                                         14.13             14.50       1,233,759   2014
                                                                         12.65             14.13       1,405,186   2013
                                                                         11.45             12.65       1,616,553   2012
                                                                         11.41             11.45       1,924,540   2011
                                                                         10.33             11.41       2,149,127   2010
                                                                          7.77             10.33       2,395,213   2009
                                                                         11.26              7.77       2,828,261   2008
                                                                         11.07             11.26       2,196,376   2007
                                                                         10.00             11.07         521,232   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.17            $12.27             171   2015
                                                                         12.54             13.17             173   2014
                                                                          9.97             12.54             184   2013
                                                                          8.90              9.97             215   2012
                                                                          9.17              8.90         162,820   2011
                                                                          8.41              9.17         172,695   2010
                                                                          6.81              8.41         306,036   2009
                                                                         11.04              6.81         323,116   2008
                                                                         10.88             11.04           1,034   2007
                                                                         10.00             10.88          35,697   2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.20            $10.27              --   2015
                                                                         11.75             11.20              --   2014
                                                                          9.16             11.75              --   2013
                                                                          7.72              9.16              --   2012
                                                                          8.46              7.72              --   2011
                                                                          8.04              8.46              --   2010
                                                                          6.25              8.04              --   2009
                                                                         11.06              6.25              --   2008
                                                                         11.02             11.06              --   2007
                                                                         10.00             11.02              --   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $15.96            $14.94             --    2015
                                                         14.60             15.96             --    2014
                                                         11.19             14.60             --    2013
                                                         10.06             11.19             --    2012
                                                         10.43             10.06             --    2011
                                                          9.53             10.43             --    2010
                                                          7.75              9.53             --    2009
                                                         11.79              7.75             --    2008
                                                         10.92             11.79             --    2007
                                                         10.00             10.92             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.00            $11.71             --    2015
                                                         11.64             12.00             --    2014
                                                         12.03             11.64             --    2013
                                                         11.61             12.03             --    2012
                                                         11.05             11.61             --    2011
                                                         10.47             11.05             --    2010
                                                          9.90             10.47             --    2009
                                                         10.64              9.90             --    2008
                                                         10.35             10.64          2,718    2007
                                                         10.00             10.35         93,025    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $17.23            $17.45             --    2015
                                                         15.40             17.23             --    2014
                                                         11.65             15.40             --    2013
                                                          9.83             11.65             --    2012
                                                          9.98              9.83             --    2011
                                                          9.12              9.98             --    2010
                                                          6.70              9.12             --    2009
                                                         10.79              6.70             --    2008
                                                         10.45             10.79             --    2007
                                                         10.00             10.45             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.23            $17.66         41,670    2015
                                                         13.32             17.23         48,829    2014
                                                         13.24             13.32        103,262    2013
                                                         11.56             13.24         36,927    2012
                                                         10.74             11.56         42,462    2011
                                                          8.49             10.74         50,146    2010
                                                          6.38              8.49         61,136    2009
                                                         10.17              6.38         74,070    2008
                                                         12.18             10.17             --    2007
                                                         10.00             12.18             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $15.55            $15.41             --    2015
                                                         14.00             15.55             --    2014
                                                         10.82             14.00             --    2013
                                                          9.54             10.82             --    2012
                                                          9.56              9.54             --    2011
                                                          8.49              9.56             --    2010
                                                          6.86              8.49             99    2009
                                                         11.17              6.86             --    2008
                                                         10.84             11.17         85,962    2007
                                                         10.00             10.84             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $15.18            $14.27              --   2015
                                                             14.92             15.18              --   2014
                                                             11.12             14.92              --   2013
                                                              9.90             11.12              --   2012
                                                              9.79              9.90              --   2011
                                                              7.83              9.79              --   2010
                                                              6.10              7.83              --   2009
                                                              9.97              6.10              --   2008
                                                              9.93              9.97              --   2007
                                                             10.00              9.93              --   2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $12.31            $11.91       2,350,100   2015
                                                             11.95             12.31       2,705,927   2014
                                                             10.63             11.95       3,068,377   2013
                                                              9.66             10.63       3,461,685   2012
                                                             10.16              9.66       4,044,326   2011
                                                              9.48             10.16       4,485,507   2010
                                                              8.02              9.48       4,921,902   2009
                                                             11.58              8.02       5,249,287   2008
                                                             10.58             11.58       3,833,868   2007
                                                             10.00             10.58       1,260,673   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $15.72            $15.06              --   2015
                                                             14.22             15.72              --   2014
                                                             10.83             14.22              --   2013
                                                              9.54             10.83              --   2012
                                                             10.02              9.54              --   2011
                                                              9.27             10.02              --   2010
                                                              7.18              9.27              --   2009
                                                             11.45              7.18              --   2008
                                                             10.82             11.45              --   2007
                                                             10.00             10.82              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.54            $ 9.35          22,230   2015
                                                              9.73              9.54           1,892   2014
                                                              9.92              9.73           7,113   2013
                                                             10.00              9.92           7,086   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $16.85            $16.59         130,626   2015
                                                             15.87             16.85         154,759   2014
                                                             13.51             15.87         172,920   2013
                                                             12.16             13.51         191,327   2012
                                                             12.23             12.16         217,007   2011
                                                             11.54             12.23         234,377   2010
                                                              9.37             11.54         249,758   2009
                                                             11.39              9.37         239,387   2008
                                                             10.53             11.39          92,905   2007
                                                             10.00             10.53          20,746   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $17.26            $18.94          57,163   2015
                                                             16.22             17.26          73,153   2014
                                                             12.64             16.22          87,129   2013
                                                             10.41             12.64         115,060   2012
                                                             11.41             10.41          91,643   2011
                                                             10.93             11.41          92,373   2010
                                                              7.63             10.93         284,574   2009
                                                             13.98              7.63         348,823   2008
                                                             10.44             13.98         117,347   2007
                                                             10.00             10.44          45,906   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $18.84            $18.11             --    2015
                                                                                  16.00             18.84             --    2014
                                                                                  11.07             16.00             --    2013
                                                                                   9.53             11.07             --    2012
                                                                                   9.52              9.53             --    2011
                                                                                   7.78              9.52             --    2010
                                                                                   5.92              7.78             --    2009
                                                                                  10.15              5.92             --    2008
                                                                                  10.32             10.15             --    2007
                                                                                  10.00             10.32             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.61            $12.75          6,676    2015
                                                                                  12.23             13.61          7,885    2014
                                                                                   9.92             12.23          9,026    2013
                                                                                   8.87              9.92         12,963    2012
                                                                                   8.40              8.87         14,574    2011
                                                                                   7.64              8.40         10,325    2010
                                                                                   6.36              7.64         14,203    2009
                                                                                   9.97              6.36         21,088    2008
                                                                                  10.00              9.97         37,469    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.45             --    2015
                                                                                  10.00              9.92             --    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $15.84            $15.52             --    2015
                                                                                  14.59             15.84             --    2014
                                                                                  11.30             14.59             --    2013
                                                                                   9.70             11.30             --    2012
                                                                                  10.13              9.70             --    2011
                                                                                   9.32             10.13             --    2010
                                                                                   7.51              9.32             --    2009
                                                                                  11.48              7.51             --    2008
                                                                                  10.64             11.48             --    2007
                                                                                  10.00             10.64             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.76            $13.42        103,991    2015
                                                                                  12.97             13.76        116,326    2014
                                                                                  11.14             12.97        134,047    2013
                                                                                  10.24             11.14        157,911    2012
                                                                                  10.28             10.24        173,755    2011
                                                                                   9.57             10.28        190,949    2010
                                                                                   8.29              9.57        200,482    2009
                                                                                  10.88              8.29        199,824    2008
                                                                                  10.68             10.88        168,943    2007
                                                                                  10.00             10.68         43,330    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $20.27            $16.94             --    2015
                                                                                  18.39             20.27             --    2014
                                                                                  15.60             18.39             --    2013
                                                                                  14.05             15.60             --    2012
                                                                                  13.46             14.05             --    2011
                                                                                  12.09             13.46             --    2010
                                                                                   9.28             12.09             --    2009
                                                                                  15.22              9.28             --    2008
                                                                                  12.17             15.22             --    2007
                                                                                  10.00             12.17             --    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.69             --    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.15            $14.33             --    2015
                                                                          12.54             14.15             --    2014
                                                                           9.88             12.54             --    2013
                                                                           8.85              9.88             --    2012
                                                                           9.16              8.85             --    2011
                                                                           8.55              9.16             --    2010
                                                                           6.05              8.55             --    2009
                                                                          11.36              6.05             --    2008
                                                                          10.18             11.36             --    2007
                                                                          10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.09            $ 9.95         45,130    2015
                                                                           9.53             10.09         55,315    2014
                                                                           8.62              9.53         61,707    2013
                                                                           7.84              8.62         73,992    2012
                                                                           7.96              7.84         84,164    2011
                                                                           7.21              7.96         96,791    2010
                                                                           6.05              7.21        111,798    2009
                                                                          10.94              6.05        113,328    2008
                                                                          10.78             10.94         72,038    2007
                                                                          10.00             10.78         32,450    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.46            $12.99             --    2015
                                                                          12.04             12.46             --    2014
                                                                           9.05             12.04             --    2013
                                                                           7.95              9.05             --    2012
                                                                           8.04              7.95             --    2011
                                                                           6.45              8.04             --    2010
                                                                           4.97              6.45             --    2009
                                                                           9.98              4.97             --    2008
                                                                           9.60              9.98             --    2007
                                                                          10.00              9.60             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $13.23            $13.45        107,436    2015
                                                                          13.22             13.23        124,985    2014
                                                                          10.62             13.22        106,770    2013
                                                                           8.96             10.62        137,341    2012
                                                                           9.99              8.96        159,617    2011
                                                                           8.80              9.99        158,375    2010
                                                                           6.44              8.80        174,453    2009
                                                                          11.01              6.44        208,954    2008
                                                                          10.59             11.01             --    2007
                                                                          10.00             10.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.61            $14.77        146,479    2015
                                                                          13.49             14.61        171,698    2014
                                                                          10.47             13.49        209,143    2013
                                                                           9.16             10.47        277,112    2012
                                                                           9.37              9.16        630,635    2011
                                                                           8.25              9.37        676,751    2010
                                                                           6.57              8.25        434,165    2009
                                                                          10.92              6.57        477,437    2008
                                                                          10.70             10.92          2,382    2007
                                                                          10.00             10.70         81,398    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.77            $14.52         98,590    2015
                                                                              14.41             15.77        107,401    2014
                                                                              10.45             14.41        195,924    2013
                                                                               9.06             10.45        280,961    2012
                                                                               9.46              9.06        316,891    2011
                                                                               7.84              9.46        333,776    2010
                                                                               5.84              7.84         66,467    2009
                                                                               9.61              5.84         78,648    2008
                                                                               9.94              9.61         99,682    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.01            $11.58             --    2015
                                                                              13.21             13.01             --    2014
                                                                              13.45             13.21             --    2013
                                                                              11.95             13.45             --    2012
                                                                              11.96             11.95             --    2011
                                                                              10.79             11.96             --    2010
                                                                               9.07             10.79             --    2009
                                                                              11.00              9.07             --    2008
                                                                              10.37             11.00             --    2007
                                                                              10.00             10.37             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.72            $14.19        127,433    2015
                                                                              14.52             14.72         85,705    2014
                                                                              14.01             14.52         63,300    2013
                                                                              12.50             14.01         68,840    2012
                                                                              12.34             12.50        115,273    2011
                                                                              10.99             12.34        127,917    2010
                                                                               7.99             10.99         94,069    2009
                                                                              10.66              7.99        113,731    2008
                                                                              10.50             10.66          1,087    2007
                                                                              10.00             10.50         36,898    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.93            $17.34             47    2015
                                                                              14.75             17.93             50    2014
                                                                              17.28             14.75             62    2013
                                                                              16.88             17.28             50    2012
                                                                              13.46             16.88             49    2011
                                                                              12.30             13.46             --    2010
                                                                              13.12             12.30         81,527    2009
                                                                              11.41             13.12         66,036    2008
                                                                              10.60             11.41        115,849    2007
                                                                              10.00             10.60         35,946    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.00            $11.80        153,524    2015
                                                                              12.13             12.00        452,504    2014
                                                                              12.39             12.13        452,775    2013
                                                                              11.94             12.39        465,941    2012
                                                                              12.04             11.94        479,356    2011
                                                                              11.66             12.04        522,151    2010
                                                                              10.50             11.66        699,668    2009
                                                                              10.75             10.50        664,021    2008
                                                                              10.21             10.75        724,954    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.39            $14.17        383,479    2015
                                                                 14.07             14.39        235,033    2014
                                                                 14.64             14.07        294,842    2013
                                                                 13.62             14.64        299,311    2012
                                                                 13.41             13.62        355,981    2011
                                                                 12.65             13.41        396,319    2010
                                                                 11.32             12.65        208,264    2009
                                                                 11.01             11.32        200,239    2008
                                                                 10.33             11.01        123,636    2007
                                                                 10.00             10.33        186,088    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.83            $15.39             --    2015
                                                                 14.17             14.83             --    2014
                                                                 11.17             14.17             --    2013
                                                                 10.30             11.17             --    2012
                                                                 11.00             10.30             --    2011
                                                                 10.45             11.00             --    2010
                                                                  6.77             10.45            539    2009
                                                                 11.40              6.77             --    2008
                                                                 10.56             11.40        114,311    2007
                                                                 10.00             10.56         82,034    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.45            $17.91             --    2015
                                                                 15.31             16.45             --    2014
                                                                 11.39             15.31             --    2013
                                                                 10.04             11.39             --    2012
                                                                 10.25             10.04             --    2011
                                                                  9.38             10.25             --    2010
                                                                  6.71              9.38             --    2009
                                                                 10.95              6.71             --    2008
                                                                 10.01             10.95             --    2007
                                                                 10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.76            $ 6.11         57,451    2015
                                                                 11.14              8.76         48,444    2014
                                                                 10.35             11.14         41,893    2013
                                                                 10.87             10.35         47,029    2012
                                                                 13.75             10.87             38    2011
                                                                 11.00             13.75             --    2010
                                                                  6.36             11.00         47,429    2009
                                                                 13.85              6.36         73,101    2008
                                                                  9.57             13.85         23,987    2007
                                                                 10.00              9.57             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.36            $21.60             --    2015
                                                                 17.68             20.36             --    2014
                                                                 13.39             17.68             --    2013
                                                                 11.70             13.39             --    2012
                                                                 11.68             11.70             --    2011
                                                                 10.05             11.68             --    2010
                                                                  6.74             10.05             --    2009
                                                                 11.84              6.74             --    2008
                                                                 10.25             11.84             --    2007
                                                                 10.00             10.25             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.21            $19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.92            $14.35             --    2015
                                                                        13.08             13.92             --    2014
                                                                         9.51             13.08             --    2013
                                                                        10.00              9.51             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.63            $19.15             --    2015
                                                                        17.55             18.63             --    2014
                                                                        12.79             17.55             --    2013
                                                                        11.49             12.79             --    2012
                                                                        12.51             11.49             --    2011
                                                                        10.66             12.51             --    2010
                                                                         6.55             10.66             --    2009
                                                                        13.12              6.55             --    2008
                                                                        11.46             13.12             --    2007
                                                                        11.38             11.46             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $18.22            $16.77          8,258    2015
                                                                        17.01             18.22         11,092    2014
                                                                        12.78             17.01         17,074    2013
                                                                        10.95             12.78         21,115    2012
                                                                        11.39             10.95         32,449    2011
                                                                        10.03             11.39         55,158    2010
                                                                         7.96             10.03         66,154    2009
                                                                        12.63              7.96         75,858    2008
                                                                        13.18             12.63        114,836    2007
                                                                        11.57             13.18        103,230    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.68            $14.50            598    2015
                                                                        14.77             15.68            574    2014
                                                                        11.64             14.77            646    2013
                                                                        10.42             11.64            707    2012
                                                                        10.62             10.42          1,596    2011
                                                                         9.88             10.62          1,780    2010
                                                                         7.84              9.88          1,742    2009
                                                                        11.44              7.84          1,844    2008
                                                                        10.78             11.44          8,077    2007
                                                                        10.00             10.78          3,918    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.65            $13.05          5,681    2015
                                                                        12.79             13.65          5,642    2014
                                                                        10.43             12.79          9,478    2013
                                                                         9.46             10.43          3,980    2012
                                                                         9.76              9.46          5,291    2011
                                                                         8.88              9.76          1,299    2010
                                                                         7.38              8.88          6,117    2009
                                                                         9.73              7.38          5,381    2008
                                                                        10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $17.47            $16.70         20,563    2015
                                                                        17.78             17.47         14,646    2014
                                                                        15.26             17.78         18,968    2013
                                                                        13.49             15.26         23,092    2012
                                                                        14.78             13.49         25,126    2011
                                                                        13.37             14.78         30,110    2010
                                                                        10.10             13.37         42,296    2009
                                                                        17.30             10.10         46,579    2008
                                                                        15.41             17.30         40,098    2007
                                                                        12.27             15.41         21,473    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $13.20            $11.57          7,778    2015
                                                                     12.64             13.20         10,926    2014
                                                                      9.66             12.64         11,924    2013
                                                                      8.37              9.66         13,659    2012
                                                                      8.83              8.37         25,039    2011
                                                                      8.41              8.83         32,289    2010
                                                                      5.80              8.41         35,730    2009
                                                                     12.28              5.80         52,479    2008
                                                                     12.35             12.28         40,509    2007
                                                                     11.14             12.35         41,537    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.71            $11.65            716    2015
                                                                     11.14             11.71            741    2014
                                                                      9.76             11.14            754    2013
                                                                      8.77              9.76            759    2012
                                                                      9.22              8.77          1,030    2011
                                                                      8.52              9.22          1,009    2010
                                                                      6.97              8.52            249    2009
                                                                     10.18              6.97            254    2008
                                                                     10.00             10.18             --    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $13.15            $13.25             --    2015
                                                                     12.78             13.15             --    2014
                                                                     10.60             12.78             --    2013
                                                                      9.53             10.60             --    2012
                                                                     12.68              9.53              7    2011
                                                                     10.90             12.68            306    2010
                                                                      7.25             10.90             --    2009
                                                                     14.06              7.25             --    2008
                                                                     11.95             14.06             --    2007
                                                                     11.23             11.95             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $16.95            $16.88          5,144    2015
                                                                     15.81             16.95          5,290    2014
                                                                     11.96             15.81          6,556    2013
                                                                     10.40             11.96          8,439    2012
                                                                      9.99             10.40         14,831    2011
                                                                      9.02              9.99         19,356    2010
                                                                      7.64              9.02         41,042    2009
                                                                     13.12              7.64         43,370    2008
                                                                     12.75             13.12         42,558    2007
                                                                     11.10             12.75         50,730    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $10.05            $10.10         41,657    2015
                                                                     10.94             10.05         46,125    2014
                                                                      9.08             10.94         47,756    2013
                                                                      8.10              9.08         72,981    2012
                                                                     10.25              8.10         79,350    2011
                                                                     10.01             10.25         88,331    2010
                                                                      7.59             10.01         92,269    2009
                                                                     16.56              7.59        105,741    2008
                                                                     15.98             16.56        101,269    2007
                                                                     12.05             15.98         52,005    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $18.64            $20.28            164    2015
                                                                     16.68             18.64            587    2014
                                                                     12.40             16.68            713    2013
                                                                     10.83             12.40            820    2012
                                                                     11.46             10.83            899    2011
                                                                     10.63             11.46            899    2010
                                                                      7.90             10.63          1,988    2009
                                                                     13.38              7.90          6,148    2008
                                                                     12.00             13.38         16,976    2007
                                                                     12.30             12.00         27,161    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.48            $15.92             --    2015
                                                                     17.14             16.48          7,450    2014
                                                                     12.02             17.14             --    2013
                                                                     10.67             12.02             --    2012
                                                                     10.43             10.67              5    2011
                                                                      7.78             10.43            392    2010
                                                                      5.61              7.78             --    2009
                                                                     10.52              5.61             --    2008
                                                                      9.43             10.52             --    2007
                                                                     10.00              9.43             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.08            $11.56          6,616    2015
                                                                     11.92             12.08         26,555    2014
                                                                     13.27             11.92         34,467    2013
                                                                     12.59             13.27         31,610    2012
                                                                     11.47             12.59         41,044    2011
                                                                     11.12             11.47         65,945    2010
                                                                     10.28             11.12         95,847    2009
                                                                     10.65             10.28         81,442    2008
                                                                      9.91             10.65         11,316    2007
                                                                      9.93              9.91         11,142    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $17.69            $16.29            497    2015
                                                                     16.44             17.69            689    2014
                                                                     12.17             16.44          1,143    2013
                                                                     10.89             12.17          1,708    2012
                                                                     11.42             10.89          5,308    2011
                                                                     10.34             11.42          6,534    2010
                                                                      8.05             10.34          7,289    2009
                                                                     13.00              8.05         15,350    2008
                                                                     13.04             13.00         26,113    2007
                                                                     10.93             13.04         28,867    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $16.70            $16.23        352,389    2015
                                                                     16.69             16.70        351,406    2014
                                                                     14.87             16.69        357,607    2013
                                                                     13.77             14.87        372,034    2012
                                                                     14.56             13.77        133,489    2011
                                                                     13.52             14.56        137,741    2010
                                                                     11.39             13.52         44,181    2009
                                                                     14.45             11.39         56,851    2008
                                                                     12.61             14.45         32,133    2007
                                                                     11.04             12.61         22,011    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $17.67            $17.78             --    2015
                                                                         15.80             17.67             --    2014
                                                                         12.05             15.80             --    2013
                                                                         10.69             12.05             --    2012
                                                                         10.65             10.69             --    2011
                                                                          9.42             10.65             --    2010
                                                                          7.58              9.42             --    2009
                                                                         13.07              7.58             --    2008
                                                                         12.33             13.07             --    2007
                                                                         11.75             12.33             --    2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $18.35            $16.79          1,890    2015
                                                                         17.80             18.35          1,917    2014
                                                                         12.76             17.80          3,186    2013
                                                                         11.48             12.76          3,996    2012
                                                                         12.01             11.48          6,546    2011
                                                                          9.53             12.01         12,213    2010
                                                                          7.59              9.53         15,504    2009
                                                                         12.93              7.59         14,322    2008
                                                                         13.32             12.93         14,155    2007
                                                                         12.09             13.32         16,903    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $14.62            $14.34         29,249    2015
                                                                         15.69             14.62         29,272    2014
                                                                         13.28             15.69         35,498    2013
                                                                         11.50             13.28         39,825    2012
                                                                         13.98             11.50         60,718    2011
                                                                         12.53             13.98         80,864    2010
                                                                          9.25             12.53        103,245    2009
                                                                         18.30              9.25        127,841    2008
                                                                         15.58             18.30        123,059    2007
                                                                         12.88             15.58        138,295    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $18.91            $18.96          6,833    2015
                                                                         17.60             18.91         11,739    2014
                                                                         13.22             17.60         13,184    2013
                                                                         12.00             13.22         16,374    2012
                                                                         12.56             12.00         25,995    2011
                                                                         10.53             12.56         32,966    2010
                                                                          8.47             10.53         48,899    2009
                                                                         14.25              8.47         57,508    2008
                                                                         12.36             14.25         54,978    2007
                                                                         11.87             12.36         70,919    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $12.26            $11.92         10,095    2015
                                                                         12.42             12.26         20,032    2014
                                                                         12.19             12.42         25,815    2013
                                                                         11.57             12.19         19,917    2012
                                                                         11.49             11.57          1,482    2011
                                                                         10.73             11.49          1,637    2010
                                                                          7.58             10.73         25,820    2009
                                                                         10.59              7.58         28,649    2008
                                                                         10.62             10.59         28,758    2007
                                                                         10.26             10.62             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $17.46            $16.67          1,694    2015
                                                                17.37             17.46          2,355    2014
                                                                16.58             17.37          2,552    2013
                                                                14.78             16.58          2,870    2012
                                                                14.35             14.78          4,183    2011
                                                                12.78             14.35          6,286    2010
                                                                 8.54             12.78          9,197    2009
                                                                11.77              8.54         12,319    2008
                                                                11.63             11.77         21,870    2007
                                                                10.71             11.63         23,397    2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $19.42            $20.24            328    2015
                                                                18.08             19.42            357    2014
                                                                13.19             18.08            701    2013
                                                                11.49             13.19          1,460    2012
                                                                13.53             11.49         24,774    2011
                                                                11.70             13.53         29,308    2010
                                                                 9.24             11.70         21,178    2009
                                                                16.20              9.24         21,873    2008
                                                                13.68             16.20             --    2007
                                                                12.16             13.68             --    2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.21            $14.92         47,152    2015
                                                                14.68             15.21         53,207    2014
                                                                12.97             14.68         68,471    2013
                                                                11.77             12.97         92,270    2012
                                                                12.34             11.77        146,043    2011
                                                                11.03             12.34        198,067    2010
                                                                 8.73             11.03        250,949    2009
                                                                12.51              8.73        239,353    2008
                                                                11.07             12.51        307,873    2007
                                                                10.53             11.07        408,561    2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.14            $14.91         15,301    2015
                                                                14.02             15.14         19,779    2014
                                                                11.97             14.02         25,713    2013
                                                                10.63             11.97         67,073    2012
                                                                11.26             10.63         68,207    2011
                                                                 9.74             11.26         62,899    2010
                                                                 7.17              9.74         70,115    2009
                                                                11.10              7.17         40,202    2008
                                                                10.40             11.10         14,568    2007
                                                                10.00             10.40         14,792    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $21.09            $20.79         36,150    2015
                                                                19.25             21.09         37,126    2014
                                                                14.97             19.25         57,242    2013
                                                                13.14             14.97         73,342    2012
                                                                13.77             13.14          2,234    2011
                                                                12.00             13.77          2,266    2010
                                                                 9.02             12.00          3,666    2009
                                                                16.04              9.02          4,301    2008
                                                                13.93             16.04         23,975    2007
                                                                12.74             13.93          3,391    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.08            $21.89            --     2015
                                                                         20.33             22.08            --     2014
                                                                         14.98             20.33            --     2013
                                                                         12.48             14.98            --     2012
                                                                         13.08             12.48            --     2011
                                                                         11.30             13.08           296     2010
                                                                          8.48             11.30            --     2009
                                                                         14.72              8.48            --     2008
                                                                         14.06             14.72            --     2007
                                                                         12.58             14.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.28            $15.30        23,209     2015
                                                                         15.29             16.28        33,234     2014
                                                                         12.19             15.29        47,618     2013
                                                                         10.61             12.19        58,918     2012
                                                                         10.74             10.61        22,553     2011
                                                                          9.52             10.74        38,271     2010
                                                                          7.47              9.52        47,939     2009
                                                                         13.30              7.47        44,765     2008
                                                                         13.39             13.30        75,464     2007
                                                                         11.37             13.39        44,419     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.68            $16.91            --     2015
                                                                         16.34             17.68            --     2014
                                                                         12.49             16.34            --     2013
                                                                         10.77             12.49            --     2012
                                                                         10.82             10.77            --     2011
                                                                          9.63             10.82            --     2010
                                                                          7.72              9.63            --     2009
                                                                         13.54              7.72            --     2008
                                                                         12.33             13.54            --     2007
                                                                         11.13             12.33            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.86            $16.39        19,322     2015
                                                                         14.43             15.86         8,819     2014
                                                                         10.69             14.43        12,089     2013
                                                                         10.00             10.69        15,830     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.77            $18.65         2,231     2015
                                                                         16.31             17.77         6,760     2014
                                                                         12.22             16.31         7,710     2013
                                                                         10.88             12.22         9,361     2012
                                                                         11.09             10.88        10,645     2011
                                                                          9.12             11.09        24,598     2010
                                                                          7.26              9.12        30,111     2009
                                                                         14.04              7.26        26,654     2008
                                                                         11.30             14.04        25,241     2007
                                                                         10.80             11.30        33,614     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.40            $12.07        59,932     2015
                                                                         11.97             12.40        36,189     2014
                                                                         12.45             11.97        55,420     2013
                                                                         12.01             12.45        60,927     2012
                                                                         11.43             12.01         2,199     2011
                                                                         10.83             11.43         1,219     2010
                                                                          9.56             10.83         2,340     2009
                                                                         10.09              9.56         2,408     2008
                                                                         10.00             10.09        29,318     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.73            $23.88         14,054    2015
                                                                         23.77             24.73         25,317    2014
                                                                         17.82             23.77         29,964    2013
                                                                         15.85             17.82         39,140    2012
                                                                         18.11             15.85         16,830    2011
                                                                         14.35             18.11         25,858    2010
                                                                         10.46             14.35         38,205    2009
                                                                         17.65             10.46         48,405    2008
                                                                         15.60             17.65         59,694    2007
                                                                         14.14             15.60         62,132    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.12            $17.21             --    2015
                                                                         17.33             18.12             --    2014
                                                                         13.56             17.33             --    2013
                                                                         10.87             13.56             --    2012
                                                                         12.18             10.87             --    2011
                                                                          9.82             12.18            491    2010
                                                                          6.37              9.82          1,191    2009
                                                                         13.32              6.37             --    2008
                                                                         12.87             13.32             --    2007
                                                                         11.30             12.87             --    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.57            $10.65            258    2015
                                                                         11.46             11.57            251    2014
                                                                          9.43             11.46            239    2013
                                                                          8.33              9.43          4,984    2012
                                                                          8.62              8.33          7,340    2011
                                                                          7.97              8.62         20,505    2010
                                                                          6.23              7.97         24,805    2009
                                                                          9.90              6.23         17,450    2008
                                                                         10.00              9.90          2,531    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.90            $14.51        124,287    2015
                                                                         15.49             15.90        132,325    2014
                                                                         13.85             15.49        170,362    2013
                                                                         12.52             13.85        288,667    2012
                                                                         12.46             12.52        401,637    2011
                                                                         11.27             12.46        576,263    2010
                                                                          8.47             11.27        571,860    2009
                                                                         12.27              8.47        652,041    2008
                                                                         12.05             12.27        669,193    2007
                                                                         10.38             12.05        719,682    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $15.62            $14.57            502    2015
                                                                         14.86             15.62            489    2014
                                                                         11.80             14.86            896    2013
                                                                         10.52             11.80          1,667    2012
                                                                         10.84             10.52         27,755    2011
                                                                          9.93             10.84         36,818    2010
                                                                          8.02              9.93         61,330    2009
                                                                         13.00              8.02         61,671    2008
                                                                         12.80             13.00             --    2007
                                                                         11.02             12.80          3,738    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.30            $10.37            --     2015
                                                         11.84             11.30            --     2014
                                                          9.22             11.84            --     2013
                                                          7.76              9.22            --     2012
                                                          8.50              7.76            --     2011
                                                          8.07              8.50            --     2010
                                                          6.27              8.07            --     2009
                                                         11.07              6.27            --     2008
                                                         11.03             11.07            --     2007
                                                         10.00             11.03           952     2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $18.92            $17.72            --     2015
                                                         17.29             18.92            --     2014
                                                         13.24             17.29            --     2013
                                                         11.89             13.24            --     2012
                                                         12.31             11.89            --     2011
                                                         11.24             12.31            --     2010
                                                          9.13             11.24            --     2009
                                                         13.88              9.13            --     2008
                                                         12.84             13.88            --     2007
                                                         11.10             12.84           807     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.26            $11.98         2,421     2015
                                                         11.88             12.26         5,261     2014
                                                         12.27             11.88         6,290     2013
                                                         11.83             12.27         6,507     2012
                                                         11.24             11.83        10,931     2011
                                                         10.65             11.24        18,310     2010
                                                         10.06             10.65        34,777     2009
                                                         10.80             10.06        30,786     2008
                                                         10.50             10.80        60,140     2007
                                                         10.25             10.50        73,555     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.81            $19.07            --     2015
                                                         16.80             18.81            --     2014
                                                         12.69             16.80            --     2013
                                                         10.70             12.69            --     2012
                                                         10.85             10.70            --     2011
                                                          9.90             10.85            --     2010
                                                          7.27              9.90            --     2009
                                                         11.70              7.27            --     2008
                                                         11.32             11.70            --     2007
                                                         10.57             11.32            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $27.90            $28.63         4,369     2015
                                                         21.55             27.90         4,567     2014
                                                         21.40             21.55        10,941     2013
                                                         18.67             21.40         4,033     2012
                                                         17.31             18.67         5,348     2011
                                                         13.68             17.31         8,011     2010
                                                         10.26             13.68         9,187     2009
                                                         16.35             10.26        10,448     2008
                                                         19.57             16.35           168     2007
                                                         14.99             19.57           530     2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $18.34            $18.19              99   2015
                                                   16.49             18.34              99   2014
                                                   12.73             16.49             660   2013
                                                   11.21             12.73             837   2012
                                                   11.23             11.21             866   2011
                                                    9.96             11.23             928   2010
                                                    8.04              9.96           1,917   2009
                                                   13.08              8.04           2,203   2008
                                                   12.68             13.08          16,739   2007
                                                   11.20             12.68              --   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $20.38            $19.18           1,009   2015
                                                   20.01             20.38           3,373   2014
                                                   14.90             20.01           3,703   2013
                                                   13.25             14.90           4,619   2012
                                                   13.09             13.25           6,720   2011
                                                   10.46             13.09           8,032   2010
                                                    8.14             10.46           9,994   2009
                                                   13.29              8.14          15,515   2008
                                                   13.23             13.29          21,630   2007
                                                   11.90             13.23          21,665   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $14.43            $14.01       1,431,286   2015
                                                   13.96             14.43       1,726,139   2014
                                                   12.38             13.96       2,172,431   2013
                                                   11.21             12.38       2,706,497   2012
                                                   11.75             11.21       4,027,001   2011
                                                   10.92             11.75       5,858,709   2010
                                                    9.21             10.92       6,881,300   2009
                                                   13.27              9.21       7,340,360   2008
                                                   12.11             13.27       8,558,416   2007
                                                   10.84             12.11       9,415,466   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.42            $12.02          63,850   2015
                                                   12.04             12.42          71,560   2014
                                                   10.70             12.04         103,569   2013
                                                    9.71             10.70         136,324   2012
                                                   10.21              9.71         199,427   2011
                                                    9.51             10.21         258,872   2010
                                                    8.04              9.51         268,138   2009
                                                   11.60              8.04         267,073   2008
                                                   10.59             11.60         260,027   2007
                                                   10.00             10.59         251,958   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $17.96            $17.22              --   2015
                                                   16.23             17.96              --   2014
                                                   12.35             16.23              --   2013
                                                   10.86             12.35              --   2012
                                                   11.40             10.86              --   2011
                                                   10.53             11.40              --   2010
                                                    8.15             10.53              --   2009
                                                   12.99              8.15              --   2008
                                                   12.25             12.99              --   2007
                                                   10.75             12.25              --   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.19            $17.98          3,457    2015
                                                                        18.11             20.19          3,855    2014
                                                                        13.88             18.11          4,303    2013
                                                                        11.94             13.88          4,992    2012
                                                                        12.99             11.94          7,792    2011
                                                                        10.59             12.99          7,721    2010
                                                                         8.10             10.59         11,959    2009
                                                                        13.12              8.10         13,927    2008
                                                                        12.95             13.12         17,222    2007
                                                                        11.36             12.95         16,259    2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.56            $ 9.39         75,522    2015
                                                                         9.74              9.56         69,902    2014
                                                                         9.92              9.74         82,332    2013
                                                                        10.00              9.92         77,778    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $19.87            $19.59        126,509    2015
                                                                        18.71             19.87        105,564    2014
                                                                        15.91             18.71        114,227    2013
                                                                        14.30             15.91        151,959    2012
                                                                        14.37             14.30        178,329    2011
                                                                        13.54             14.37        255,578    2010
                                                                        10.99             13.54        254,630    2009
                                                                        13.34             10.99        242,012    2008
                                                                        12.32             13.34        216,477    2007
                                                                        11.37             12.32        256,222    2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $22.37            $24.57          7,452    2015
                                                                        21.01             22.37          8,546    2014
                                                                        16.35             21.01         12,437    2013
                                                                        13.45             16.35         15,884    2012
                                                                        14.73             13.45         15,772    2011
                                                                        14.09             14.73         19,459    2010
                                                                         9.83             14.09         55,520    2009
                                                                        17.99              9.83         63,902    2008
                                                                        13.42             17.99         20,655    2007
                                                                        12.53             13.42          4,374    2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $19.19            $17.18             --    2015
                                                                        22.25             19.19             --    2014
                                                                        19.83             22.25             --    2013
                                                                        17.86             19.83             --    2012
                                                                        26.89             17.86             --    2011
                                                                        21.91             26.89             --    2010
                                                                        12.47             21.91             --    2009
                                                                        26.59             12.47             --    2008
                                                                        21.16             26.59             --    2007
                                                                        14.70             21.16             --    2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.78            $21.92          1,471    2015
                                                                        19.33             22.78          1,544    2014
                                                                        13.36             19.33          4,289    2013
                                                                        11.49             13.36          5,234    2012
                                                                        11.46             11.49          8,626    2011
                                                                         9.36             11.46         11,243    2010
                                                                         7.11              9.36         15,470    2009
                                                                        12.19              7.11         20,014    2008
                                                                        12.38             12.19         27,129    2007
                                                                        11.39             12.38         26,585    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.72            $12.86         18,434    2015
                                                                                  12.31             13.72         19,256    2014
                                                                                   9.98             12.31         21,929    2013
                                                                                   8.92              9.98         23,822    2012
                                                                                   8.43              8.92         35,691    2011
                                                                                   7.66              8.43         45,591    2010
                                                                                   6.37              7.66         46,304    2009
                                                                                   9.97              6.37         47,897    2008
                                                                                  10.00              9.97         49,092    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.46          3,772    2015
                                                                                  10.00              9.92          3,858    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $19.40            $19.04             --    2015
                                                                                  17.86             19.40             --    2014
                                                                                  13.81             17.86             --    2013
                                                                                  11.84             13.81             --    2012
                                                                                  12.36             11.84             --    2011
                                                                                  11.36             12.36             --    2010
                                                                                   9.14             11.36             --    2009
                                                                                  13.96              9.14             --    2008
                                                                                  12.93             13.96             --    2007
                                                                                  11.69             12.93             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $20.22            $19.42          1,031    2015
                                                                                  22.27             20.22          2,027    2014
                                                                                  16.07             22.27          1,886    2013
                                                                                  13.54             16.07          2,427    2012
                                                                                  15.41             13.54          3,689    2011
                                                                                  11.55             15.41          5,360    2010
                                                                                   7.22             11.55         11,246    2009
                                                                                  12.17              7.22         14,136    2008
                                                                                  12.13             12.17         15,414    2007
                                                                                  10.94             12.13         17,769    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.67            $14.32         80,683    2015
                                                                                  13.81             14.67        106,158    2014
                                                                                  11.85             13.81        128,543    2013
                                                                                  10.88             11.85        140,704    2012
                                                                                  10.91             10.88        211,510    2011
                                                                                  10.14             10.91        289,737    2010
                                                                                   8.78             10.14        319,779    2009
                                                                                  11.51              8.78        317,970    2008
                                                                                  11.29             11.51        347,628    2007
                                                                                  10.30             11.29        489,923    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $30.74            $25.72            231    2015
                                                                                  27.84             30.74            231    2014
                                                                                  23.60             27.84            232    2013
                                                                                  21.24             23.60            233    2012
                                                                                  20.32             21.24            233    2011
                                                                                  18.24             20.32            234    2010
                                                                                  13.98             18.24            307    2009
                                                                                  22.91             13.98            308    2008
                                                                                  18.30             22.91            717    2007
                                                                                  14.24             18.30            585    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.70            721    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $16.30            $16.52             --    2015
                                                                          14.42             16.30             --    2014
                                                                          11.35             14.42             --    2013
                                                                          10.16             11.35             --    2012
                                                                          10.50             10.16             --    2011
                                                                           9.80             10.50             --    2010
                                                                           6.93              9.80            124    2009
                                                                          12.99              6.93            125    2008
                                                                          11.62             12.99            835    2007
                                                                          11.00             11.62             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.42            $11.27        133,062    2015
                                                                          10.77             11.42        134,571    2014
                                                                           9.72             10.77        186,353    2013
                                                                           8.84              9.72        210,432    2012
                                                                           8.97              8.84        258,707    2011
                                                                           8.11              8.97        341,728    2010
                                                                           6.80              8.11        363,688    2009
                                                                          12.28              6.80        378,546    2008
                                                                          12.09             12.28        352,576    2007
                                                                          11.11             12.09        381,484    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.31            $17.02             --    2015
                                                                          15.75             16.31             --    2014
                                                                          11.83             15.75             --    2013
                                                                          10.37             11.83             --    2012
                                                                          10.48             10.37             --    2011
                                                                           8.40             10.48             --    2010
                                                                           6.47              8.40             --    2009
                                                                          12.98              6.47             --    2008
                                                                          12.47             12.98             --    2007
                                                                          12.37             12.47             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.84            $19.17         12,552    2015
                                                                          18.81             18.84         13,120    2014
                                                                          15.09             18.81         13,117    2013
                                                                          12.71             15.09         16,472    2012
                                                                          14.16             12.71         22,457    2011
                                                                          12.47             14.16         27,890    2010
                                                                           9.11             12.47         29,132    2009
                                                                          15.56              9.11         33,184    2008
                                                                          14.95             15.56             --    2007
                                                                          12.98             14.95             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.38            $17.59         22,024    2015
                                                                          16.04             17.38         23,126    2014
                                                                          12.43             16.04         32,953    2013
                                                                          10.86             12.43         43,478    2012
                                                                          11.10             10.86        106,151    2011
                                                                           9.77             11.10        142,734    2010
                                                                           7.77              9.77         87,258    2009
                                                                          12.91              7.77         91,391    2008
                                                                          12.63             12.91            630    2007
                                                                          11.21             12.63          8,478    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $22.83            $21.04         14,802    2015
                                                                              20.83             22.83         14,938    2014
                                                                              15.09             20.83         28,227    2013
                                                                              13.07             15.09         39,317    2012
                                                                              13.64             13.07         53,271    2011
                                                                              11.29             13.64         72,472    2010
                                                                               8.41             11.29         34,422    2009
                                                                              13.82              8.41         42,093    2008
                                                                              14.28             13.82         45,737    2007
                                                                              12.68             14.28         29,808    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.48            $12.02             --    2015
                                                                              13.68             13.48             --    2014
                                                                              13.92             13.68             --    2013
                                                                              12.35             13.92             --    2012
                                                                              12.35             12.35             --    2011
                                                                              11.13             12.35             --    2010
                                                                               9.34             11.13             --    2009
                                                                              11.32              9.34             --    2008
                                                                              10.66             11.32             --    2007
                                                                              10.39             10.66             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.71            $16.13         22,357    2015
                                                                              16.47             16.71         18,070    2014
                                                                              15.87             16.47         17,840    2013
                                                                              14.15             15.87         18,155    2012
                                                                              13.95             14.15         31,673    2011
                                                                              12.42             13.95         46,944    2010
                                                                               9.02             12.42         42,852    2009
                                                                              12.01              9.02         52,871    2008
                                                                              11.82             12.01         38,593    2007
                                                                              11.04             11.82         46,897    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.55            $17.96          1,170    2015
                                                                              15.24             18.55          2,258    2014
                                                                              17.84             15.24          3,657    2013
                                                                              17.40             17.84          3,982    2012
                                                                              13.87             17.40          5,195    2011
                                                                              12.66             13.87          9,361    2010
                                                                              13.49             12.66         28,575    2009
                                                                              11.72             13.49         23,768    2008
                                                                              10.88             11.72         45,967    2007
                                                                              10.96             10.88         26,428    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.04            $11.85         48,118    2015
                                                                              12.16             12.04         95,080    2014
                                                                              12.41             12.16        113,584    2013
                                                                              11.94             12.41        110,638    2012
                                                                              12.04             11.94        147,159    2011
                                                                              11.65             12.04        208,563    2010
                                                                              10.47             11.65        258,234    2009
                                                                              10.71             10.47        239,016    2008
                                                                              10.17             10.71        308,299    2007
                                                                               9.96             10.17        164,801    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.85            $14.64         80,640    2015
                                                                 14.51             14.85         70,456    2014
                                                                 15.08             14.51         93,934    2013
                                                                 14.02             15.08         89,173    2012
                                                                 13.79             14.02        117,876    2011
                                                                 12.99             13.79        166,189    2010
                                                                 11.61             12.99        127,359    2009
                                                                 11.28             11.61        134,035    2008
                                                                 10.57             11.28        209,250    2007
                                                                 10.38             10.57        232,931    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.29            $22.12            108    2015
                                                                 20.33             21.29            113    2014
                                                                 16.01             20.33            711    2013
                                                                 14.75             16.01            887    2012
                                                                 15.74             14.75            877    2011
                                                                 14.93             15.74            883    2010
                                                                  9.67             14.93          1,723    2009
                                                                 16.25              9.67          2,442    2008
                                                                 15.04             16.25         17,904    2007
                                                                 13.49             15.04          7,068    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $20.12            $21.93          1,914    2015
                                                                 18.71             20.12          2,198    2014
                                                                 13.90             18.71          2,427    2013
                                                                 12.24             13.90          2,933    2012
                                                                 12.48             12.24          3,116    2011
                                                                 11.41             12.48          5,069    2010
                                                                  8.15             11.41          5,114    2009
                                                                 13.30              8.15          5,964    2008
                                                                 12.15             13.30          5,488    2007
                                                                 12.21             12.15          5,717    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.34            $11.41          5,134    2015
                                                                 20.76             16.34          3,863    2014
                                                                 19.27             20.76          3,939    2013
                                                                 20.22             19.27          4,192    2012
                                                                 25.55             20.22            264    2011
                                                                 20.42             25.55            237    2010
                                                                 11.79             20.42          6,400    2009
                                                                 25.67             11.79          9,368    2008
                                                                 17.71             25.67          2,969    2007
                                                                 14.82             17.71             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.40            $24.86             --    2015
                                                                 20.30             23.40             --    2014
                                                                 15.36             20.30             --    2013
                                                                 13.40             15.36             --    2012
                                                                 13.37             13.40             --    2011
                                                                 11.49             13.37             --    2010
                                                                  7.70             11.49             --    2009
                                                                 13.51              7.70             --    2008
                                                                 11.69             13.51             --    2007
                                                                 11.26             11.69             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.29            $19.19          --       2015
                                                       18.93             19.29          --       2014
                                                       13.79             18.93          --       2013
                                                       11.67             13.79          --       2012
                                                       12.58             11.67          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date